Schedule of Investments PIMCO Dividend and Income Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.9% ¤
ASSET-BACKED SECURITIES 16.6%
CAYMAN ISLANDS 4.0%
CMBS OTHER 0.2%
PFP Ltd. 6.154% due 09/17/2039 ~		$390	$392

OTHER ABS 3.8%
522 Funding CLO Ltd. 5.490% due 10/23/2034 ~		400	399
AGL CLO Ltd. 5.755% due 07/20/2034 •		400	400
Anchorage Credit Funding Ltd.
3.900% due 07/28/2037		434	429
3.928% due 04/25/2038		400	388
4.620% due 04/25/2037		418	419
4.430% due 07/25/2037		430	422
Atlas Senior Loan Fund Ltd. 5.510% due 10/23/2032 ~		370	370
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039		450	427
CIFC Funding Ltd. 5.704% due 07/15/2036 ~		400	400
LCM Ltd. 5.573% due 07/20/2034 •		400	400
Newark BSL CLO Ltd. 5.532% due 07/25/2030 ~		198	198
Ocean Trails CLO 5.592% due 07/15/2034 •		400	400
Palmer Square CLO Ltd. 5.613% due 04/20/2035 ~		800	801
TIAA CLO Ltd. 5.433% due 01/20/2032 ~		321	322
Tralee CLO Ltd. 5.520% due 10/25/2032 •		352	351
Voya CLO Ltd. 5.644% due 10/17/2032 ~		782	783

			6,909

Total Cayman Islands			7,301

IRELAND 0.7%
OTHER ABS 0.7%
Arbour CLO DAC 3.681% due 12/15/2038 •	EUR	400	433
Invesco Euro CLO DAC 3.725% due 10/30/2038 •		400	432
Palmer Square European Loan Funding DAC 3.526% due 05/15/2033 •		321	348

			1,213

Total Ireland			1,213

ITALY 0.2%
AUTOMOBILE ABS OTHER 0.2%
Golden Bar Securitisation 3.437% due 09/22/2043 •		358	390

Total Italy			390

JERSEY, CHANNEL ISLANDS 0.2%
OTHER ABS 0.2%
37 Capital CLO Ltd. 5.592% due 07/15/2034 ~		$400	400

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Total Jersey, Channel Islands		400

UNITED STATES 11.5%
AUTOMOBILE ABS OTHER 0.1%
Santander Bank Auto Credit-Linked Notes 4.965% due 01/18/2033	250	251

AUTOMOBILE SEQUENTIAL 2.8%
Bridgecrest Lending Auto Securitization Trust 5.540% due 02/16/2027	207	207
Carvana Auto Receivables Trust
6.160% due 10/10/2028	400	405
5.820% due 08/10/2028	400	404
Chase Auto Owner Trust 5.250% due 09/27/2027	295	296
Ent Auto Receivables Trust 6.240% due 01/16/2029	392	397
Exeter Automobile Receivables Trust 5.600% due 05/17/2027	209	209
First Investors Auto Owner Trust 6.440% due 10/16/2028	165	166
GLS Auto Receivables Issuer Trust 4.760% due 10/15/2027	390	390
GLS Auto Select Receivables Trust
6.370% due 06/15/2028	184	186
5.590% due 10/15/2029	351	355
GM Financial Consumer Automobile Receivables Trust 5.130% due 04/16/2029	800	810
Octane Receivables Trust 4.940% due 05/20/2030	400	401
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	450	453
SCCU Auto Receivables Trust 5.110% due 06/15/2029	400	404

		5,083

CMBS OTHER 0.1%
LCCM Trust 5.884% due 11/15/2038 •	241	243

HOME EQUITY OTHER 4.0%
Bear Stearns Asset-Backed Securities Trust 6.059% due 12/25/2034 •	748	742
Citigroup Mortgage Loan Trust 5.065% due 02/25/2035 •	797	747
Credit Suisse First Boston Mortgage Securities Corp. 4.827% due 01/25/2032 •	338	330
EMC Mortgage Loan Trust 5.735% due 02/25/2041 ~	17	16
FBR Securitization Trust 5.140% due 11/25/2035 ~	558	552
Home Equity Asset Trust 5.140% due 01/25/2036 ~	100	95
Morgan Stanley Home Equity Loan Trust 4.535% due 12/25/2036 ~	1,245	596
Option One Mortgage Loan Trust 4.655% due 04/25/2037 ~	1,673	1,180
Residential Asset Mortgage Products Trust 5.500% due 05/25/2035 •	1,000	971
Residential Asset Securities Corp. Trust 5.320% due 01/25/2034 ~	70	71
Soundview Home Loan Trust
5.435% due 09/25/2037 ~	1,715	1,232
4.840% due 12/25/2036 •	708	702
Structured Asset Investment Loan Trust 4.585% due 09/25/2036 ~	113	112

		7,346

OTHER ABS 3.8%
ECMC Group Student Loan Trust 5.604% due 11/25/2069 ~	619	624
GreenSky Home Improvement Trust
5.880% due 06/25/2059	103	104
5.250% due 10/27/2059	310	311
5.320% due 03/25/2060	400	402
Lendmark Funding Trust 5.530% due 06/21/2032	200	203
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069	162	149

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Navient Student Loan Trust
5.504% due 12/27/2066 ~	294	298
5.354% due 08/26/2069 ~	526	530
Nelnet Student Loan Trust 4.875% due 09/27/2066 •	113	113
Pagaya AI Debt Selection Trust
7.600% due 12/16/2030	29	29
6.117% due 12/15/2031	194	196
5.183% due 06/15/2032	288	289
5.092% due 07/15/2032	349	349
Reach ABS Trust
6.300% due 02/18/2031	54	55
5.880% due 07/15/2031	228	229
SLM Private Credit Student Loan Trust 4.891% due 06/15/2039 •	550	536
SLM Student Loan Trust 5.254% due 03/25/2026 ~	599	599
SMB Private Education Loan Trust
5.799% due 02/16/2055 ~	502	509
5.447% due 07/15/2053 •	733	735
5.060% due 03/16/2054	378	380
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	400	402

		7,042

WHOLE LOAN COLLATERAL 0.7%
PRET LLC
6.996% due 07/25/2054 þ	759	759
5.487% due 10/25/2051 þ	451	451

		1,210

Total United States		21,175

Total Asset-Backed Securities (Cost $31,159)		30,479

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
FRANCE 0.0%
Altice France SA 9.802% due 08/15/2028	99	89

Total France		89

UNITED KINGDOM 0.1%
Softbank Vision Fund II 6.000% due 12/23/2025 «•	264	262

Total United Kingdom		262

UNITED STATES 0.4%
Envision Healthcare Corp.
11.152% due 07/20/2026 «	124	124
12.277% due 11/03/2028 «	481	488
Hudson's Bay Co. « TBD% due 04/03/2026	29	29
Lealand Finance Co. BV 7.439% due 06/30/2027 ~	1	1
Lealand Finance Co. BV (5.439% Cash and 3.000% PIK) 8.439% - 5.439% due 12/31/2027 ~(a)	3	1
Syniverse Holdings, Inc. 11.299% due 05/13/2027	8	8
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~	13	12
Westmoreland Coal Co. « 8.000% due 03/15/2029	2	1

Total United States		664

Total Loan Participations and Assignments (Cost $991)		1,015

	SHARES
COMMON STOCKS 47.0%
AUSTRALIA 0.7%
INDUSTRIALS 0.4%
Brambles Ltd.	31,069	392

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Computershare Ltd.	11,844	292

		684

MATERIALS 0.3%
BHP Group Ltd.	5,130	124
Fortescue Ltd.	35,614	345
Northern Star Resources Ltd.	14,776	171

		640

Total Australia		1,324

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	3,160	163

FINANCIALS 0.2%
Erste Group Bank AG	6,908	478

Total Austria		641

BELGIUM 0.1%
FINANCIALS 0.1%
Ageas SA	3,290	197

Total Belgium		197

BRAZIL 1.0%
CONSUMER STAPLES 0.1%
Ambev SA	106,200	251

ENERGY 0.3%
Petroleo Brasileiro SA	83,600	598

FINANCIALS 0.1%
Banco do Brasil SA	38,600	191

MATERIALS 0.5%
Vale SA	81,600	811

Total Brazil		1,851

CANADA 0.5%
ENERGY 0.5%
Enbridge, Inc.	4,605	204
Pembina Pipeline Corp.	1,838	74
South Bow Corp.	1,398	36
Suncor Energy, Inc.	13,118	508
TC Energy Corp.	4,201	198

		1,020

Total Canada		1,020

CHILE 0.1%
FINANCIALS 0.1%
Banco de Chile	1,014,030	134

Total Chile		134

CHINA 1.6%
COMMUNICATION SERVICES 0.5%
NetEase, Inc.	43,400	892

CONSUMER DISCRETIONARY 0.3%
Alibaba Group Holding Ltd.	26,600	440
Haier Smart Home Co. Ltd. 'H'	51,000	164

		604

ENERGY 0.4%
China Shenhua Energy Co. Ltd. 'H'	76,000	308

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

PetroChina Co. Ltd. 'H'	430,000	349

		657

FINANCIALS 0.3%
China Construction Bank Corp. 'H'	482,000	427
China Pacific Insurance Group Co. Ltd. 'H' (c)	55,400	175

		602

INDUSTRIALS 0.1%
ZTO Express Cayman, Inc. (g)	9,500	188

Total China		2,943

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS	3,621	179

Total Czech Republic		179

DENMARK 0.1%
INDUSTRIALS 0.1%
AP Moller - Maersk AS 'B'	102	178

Total Denmark		178

FINLAND 0.4%
INDUSTRIALS 0.1%
Wartsila Oyj Abp	6,584	118

INFORMATION TECHNOLOGY 0.3%
Nokia Oyj	119,496	629

Total Finland		747

FRANCE 0.5%
CONSUMER DISCRETIONARY 0.1%
Cie Generale des Etablissements Michelin SCA	6,360	224

FINANCIALS 0.1%
AXA SA	4,626	198

INDUSTRIALS 0.1%
Bouygues SA	4,168	164

UTILITIES 0.2%
Engie SA	18,963	369

Total France		955

GERMANY 0.4%
INDUSTRIALS 0.1%
GEA Group AG	3,151	192

MATERIALS 0.3%
Heidelberg Materials AG	2,854	492

Total Germany		684

GREECE 0.2%
FINANCIALS 0.2%
Eurobank Ergasias Services & Holdings SA 'A'	54,154	146
National Bank of Greece SA	17,736	182

		328

Total Greece		328

HONG KONG 0.7%
CONSUMER DISCRETIONARY 0.1%
Geely Automobile Holdings Ltd.	127,000	273

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

CONSUMER STAPLES 0.1%
WH Group Ltd.	175,500	161

REAL ESTATE 0.3%
China Resources Land Ltd.	72,000	239
Sun Hung Kai Properties Ltd.	32,500	309

		548

UTILITIES 0.2%
CLP Holdings Ltd.	37,000	301

Total Hong Kong		1,283

INDONESIA 0.5%
COMMUNICATION SERVICES 0.1%
Telkom Indonesia Persero Tbk PT	1,111,900	161

FINANCIALS 0.3%
Bank Mandiri Persero Tbk PT	838,100	260
Bank Rakyat Indonesia Persero Tbk PT	1,418,900	343

		603

INDUSTRIALS 0.1%
Astra International Tbk PT	431,400	128

Total Indonesia		892

IRELAND 0.9%
FINANCIALS 0.2%
AIB Group PLC	44,111	285

HEALTH CARE 0.7%
Medtronic PLC	15,094	1,356

Total Ireland		1,641

ISRAEL 0.5%
FINANCIALS 0.5%
Bank Hapoalim BM	25,992	353
Bank Leumi Le-Israel BM	32,705	440
Mizrahi Tefahot Bank Ltd.	3,482	157

		950

Total Israel		950

ITALY 1.3%
FINANCIALS 0.7%
BPER Banca SpA	22,329	175
Intesa Sanpaolo SpA	190,188	980
Poste Italiane SpA	9,132	163

		1,318

UTILITIES 0.6%
Enel SpA	134,184	1,088

Total Italy		2,406

JAPAN 2.3%
CONSUMER DISCRETIONARY 0.2%
Bridgestone Corp.	5,400	217
Subaru Corp.	13,200	236

		453

CONSUMER STAPLES 0.4%
Japan Tobacco, Inc.	25,200	693

FINANCIALS 0.4%
MS&AD Insurance Group Holdings, Inc.	12,800	278

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Sompo Holdings, Inc.	18,700	570

		848

HEALTH CARE 0.1%
Shionogi & Co. Ltd.	17,000	256

INDUSTRIALS 0.8%
Daikin Industries Ltd.	4,700	510
Mitsubishi Electric Corp.	18,900	349
Mitsui OSK Lines Ltd.	7,100	247
Nippon Yusen KK	9,200	304

		1,410

INFORMATION TECHNOLOGY 0.2%
Canon, Inc.	9,700	302

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	1,300	133

UTILITIES 0.1%
Osaka Gas Co. Ltd.	7,500	170

Total Japan		4,265

LUXEMBOURG 0.2%
ENERGY 0.1%
Tenaris SA	9,271	182

FINANCIALS 0.1%
Intelsat Emergence SA «(g)	2,890	97

INDUSTRIALS 0.0%
Foresea Holdings SA «	2,200	55

Total Luxembourg		334

MALAYSIA 0.1%
UTILITIES 0.1%
Tenaga Nasional Bhd	65,300	197

Total Malaysia		197

MEXICO 0.2%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)	41,996	0

MATERIALS 0.2%
Grupo Mexico SAB de CV 'B'	69,400	347

Total Mexico		347

NETHERLANDS 0.7%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	87,261	370

CONSUMER DISCRETIONARY 0.2%
Stellantis NV	41,347	464

CONSUMER STAPLES 0.3%
Koninklijke Ahold Delhaize NV	12,674	473

Total Netherlands		1,307

NORWAY 0.5%
COMMUNICATION SERVICES 0.1%
Telenor ASA	12,379	177

ENERGY 0.4%
Aker BP ASA	7,097	168

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Equinor ASA	18,816	497

		665

Total Norway		842

POLAND 0.5%
ENERGY 0.1%
ORLEN SA	13,026	229

FINANCIALS 0.4%
Bank Polska Kasa Opieki SA	4,123	189
Powszechna Kasa Oszczednosci Bank Polski SA	18,083	353
Powszechny Zaklad Ubezpieczen SA	13,565	197

		739

Total Poland		968

SINGAPORE 0.2%
FINANCIALS 0.1%
Singapore Exchange Ltd.	19,200	190

INDUSTRIALS 0.1%
Singapore Airlines Ltd.	31,300	158

Total Singapore		348

SOUTH AFRICA 0.8%
FINANCIALS 0.7%
Absa Group Ltd.	17,443	168
FirstRand Ltd.	104,326	410
Nedbank Group Ltd.	10,425	146
Sanlam Ltd.	40,466	183
Standard Bank Group Ltd.	28,102	367

		1,274

MATERIALS 0.1%
Gold Fields Ltd.	9,491	210

Total South Africa		1,484

SOUTH KOREA 0.5%
CONSUMER DISCRETIONARY 0.1%
Kia Corp.	5,036	318

CONSUMER STAPLES 0.1%
KT&G Corp.	2,016	139

FINANCIALS 0.2%
Meritz Financial Group, Inc.	1,986	166
Samsung Fire & Marine Insurance Co. Ltd.	627	153

		319

INFORMATION TECHNOLOGY 0.1%
Samsung Electronics Co. Ltd.	3,331	132

Total South Korea		908

SPAIN 1.9%
CONSUMER DISCRETIONARY 0.3%
Industria de Diseno Textil SA	10,177	507

ENERGY 0.2%
Repsol SA	24,774	329

FINANCIALS 1.2%
Banco Bilbao Vizcaya Argentaria SA	121,302	1,655

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Banco Santander SA	95,979	647

		2,302

INDUSTRIALS 0.1%
ACS Actividades de Construccion y Servicios SA	3,716	212

UTILITIES 0.1%
Endesa SA	6,410	170

Total Spain		3,520

SWEDEN 0.5%
CONSUMER DISCRETIONARY 0.1%
Evolution AB	3,567	266

INDUSTRIALS 0.1%
SKF AB 'B'	6,710	136

INFORMATION TECHNOLOGY 0.3%
Telefonaktiebolaget LM Ericsson 'B'	62,363	485

Total Sweden		887

SWITZERLAND 2.5%
CONSUMER STAPLES 0.1%
Nestle SA	1,235	125

FINANCIALS 0.6%
Swiss Re AG	4,819	820
Zurich Insurance Group AG	437	305

		1,125

HEALTH CARE 1.5%
Novartis AG	13,455	1,494
Roche Holding AG	3,631	1,195

		2,689

MATERIALS 0.3%
Holcim AG	5,891	634

Total Switzerland		4,573

TAIWAN 1.1%
INFORMATION TECHNOLOGY 1.1%
Lite-On Technology Corp.	44,000	122
MediaTek, Inc.	34,000	1,466
Novatek Microelectronics Corp.	13,000	216
Realtek Semiconductor Corp.	11,000	175

		1,979

Total Taiwan		1,979

UNITED KINGDOM 3.6%
CONSUMER DISCRETIONARY 0.1%
Kingfisher PLC	39,266	129

CONSUMER STAPLES 1.6%
Associated British Foods PLC	7,368	183
British American Tobacco PLC	41,964	1,721
Imperial Brands PLC	17,815	659
Tesco PLC	81,829	352

		2,915

FINANCIALS 0.5%
3i Group PLC	20,478	963

INDUSTRIALS 0.7%
BAE Systems PLC	63,580	1,284

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

MATERIALS 0.6%
Rio Tinto PLC	18,797	1,128

UTILITIES 0.1%
Centrica PLC	97,361	189

Total United Kingdom		6,608

UNITED STATES 21.5%
COMMUNICATION SERVICES 2.3%
Clear Channel Outdoor Holdings, Inc. (c)	29,821	33
Comcast Corp. 'A'	16,825	621
Electronic Arts, Inc.	5,279	763
iHeartMedia, Inc. 'A' (c)	6,979	11
iHeartMedia, Inc. 'B' «(c)	5,486	8
Verizon Communications, Inc.	64,154	2,910
Windstream Services LLC «(c)	40	1

		4,347

CONSUMER DISCRETIONARY 1.5%
Best Buy Co., Inc.	2,461	181
Booking Holdings, Inc.	32	147
eBay, Inc.	9,821	665
Expedia Group, Inc.	2,757	464
Home Depot, Inc.	3,381	1,239

		2,696

CONSUMER STAPLES 4.5%
Altria Group, Inc.	37,899	2,275
Bunge Global SA	2,397	183
Colgate-Palmolive Co.	6,837	641
Kimberly-Clark Corp.	7,486	1,065
Philip Morris International, Inc.	18,721	2,972
Procter & Gamble Co.	929	158
Target Corp.	10,286	1,073

		8,367

ENERGY 1.6%
Antero Midstream Corp.	2,623	47
Cheniere Energy, Inc.	414	96
Devon Energy Corp.	13,153	492
DTE Midstream, Inc.	1,411	136
EOG Resources, Inc.	7,735	992
Hess Midstream LP 'A'	2,170	92
Kinder Morgan, Inc.	8,973	256
Kinetik Holdings, Inc.	341	18
ONEOK, Inc.	2,063	204
Ovintiv, Inc.	5,450	233
Targa Resources Corp.	667	134
Williams Cos., Inc.	3,619	216

		2,916

FINANCIALS 2.2%
Bank of New York Mellon Corp.	2,217	186
Blackrock, Inc.	450	426
CME Group, Inc.	2,199	583
Hartford Insurance Group, Inc.	2,360	292
Northern Trust Corp.	4,450	439
Raymond James Financial, Inc.	2,618	364
SEI Investments Co.	2,317	180
State Street Corp.	6,581	589
Synchrony Financial	8,740	463
T. Rowe Price Group, Inc.	4,987	458

		3,980

HEALTH CARE 3.8%
AbbVie, Inc.	8,996	1,885
Amsurg Equity «(c)(g)	4,188	196
Johnson & Johnson	18,476	3,064
Merck & Co., Inc.	10,531	945
Pfizer, Inc.	37,434	949

		7,039

INDUSTRIALS 1.8%
Cummins, Inc.	2,068	648

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

EMCOR Group, Inc.		981	363
Lockheed Martin Corp.		4,512	2,015
Snap-on, Inc.		1,097	370
Westmoreland Mining Holdings «(c)(g)		52	0
Westmoreland Mining LLC «(c)(g)		165	1

			3,397

INFORMATION TECHNOLOGY 3.1%
Apple, Inc.		5,069	1,126
Cisco Systems, Inc.		37,089	2,289
Microsoft Corp.		1,226	460
NetApp, Inc.		1,745	153
NVIDIA Corp.		5,294	574
QUALCOMM, Inc.		5,736	881
Skyworks Solutions, Inc.		3,359	217

			5,700

MATERIALS 0.2%
CF Industries Holdings, Inc.		3,906	305

UTILITIES 0.5%
DTE Energy Co.		2,459	340
Edison International		8,691	512

			852

Total United States			39,599

Total Common Stocks (Cost $74,984)			86,519

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.8%
BERMUDA 0.1%
INDUSTRIALS 0.1%
Essent Group Ltd. 6.250% due 07/01/2029		$200	206

Total Bermuda			206

FRANCE 0.5%
BANKING & FINANCE 0.4%
BPCE SA 6.714% due 10/19/2029 •		250	263
Societe Generale SA 6.691% due 01/10/2034 •		400	421

			684

INDUSTRIALS 0.1%
Altice France SA 8.125% due 02/01/2027		200	179

Total France			863

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 3.547% due 09/18/2031 •		200	184

Total Germany			184

IRELAND 0.2%
INDUSTRIALS 0.2%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(b)	GBP	300	272

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Total Ireland			272

ITALY 0.1%
BANKING & FINANCE 0.1%
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	222

Total Italy			222

JAPAN 0.5%
INDUSTRIALS 0.5%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		868	825

Total Japan			825

LUXEMBOURG 0.1%
INDUSTRIALS 0.1%
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		208	198

UTILITIES 0.0%
FORESEA Holding SA 7.500% due 06/15/2030		27	27

Total Luxembourg			225

SPAIN 0.2%
BANKING & FINANCE 0.2%
Banco Santander SA 6.607% due 11/07/2028		400	425

Total Spain			425

SWITZERLAND 0.7%
BANKING & FINANCE 0.7%
UBS Group AG
5.959% due 01/12/2034 •		637	663
3.091% due 05/14/2032 •		673	599

			1,262

Total Switzerland			1,262

UNITED KINGDOM 0.8%
BANKING & FINANCE 0.5%
Barclays PLC 7.437% due 11/02/2033 •		700	782
Nationwide Building Society 6.557% due 10/18/2027 •		200	205

			987

INDUSTRIALS 0.3%
Marston's Issuer PLC 7.229% due 07/16/2035 ~	GBP	200	224
Mitchells & Butlers Finance PLC 5.049% due 12/15/2030 ~		55	69
Thames Water Utilities Finance PLC
2.375% due 04/22/2040		100	94
0.875% due 01/31/2028	EUR	100	79
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (d)	GBP	1	2

			468

Total United Kingdom			1,455

UNITED STATES 2.5%
BANKING & FINANCE 0.5%
Credit Suisse AG AT1 Claim		$365	44
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Ford Motor Credit Co. LLC 4.271% due 01/09/2027		460	451
GLP Capital LP 5.300% due 01/15/2029		19	19
JPMorgan Chase & Co. 6.087% due 10/23/2029 •		190	199
VICI Properties LP 4.625% due 06/15/2025		237	237

			954

INDUSTRIALS 1.3%
American Airlines Pass-Through Trust 3.350% due 04/15/2031		6	6
Boeing Co.
2.750% due 02/01/2026		60	59
2.196% due 02/04/2026		10	10
6.259% due 05/01/2027		400	412
6.298% due 05/01/2029		10	11
CVS Pass-Through Trust 8.353% due 07/10/2031		306	334
DISH DBS Corp.
5.250% due 12/01/2026		490	451
5.750% due 12/01/2028		200	169
Energy Transfer LP 4.950% due 05/15/2028		4	4
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (a)		11	2
Hyundai Capital America 4.300% due 09/24/2027		400	395
Topaz Solar Farms LLC
5.750% due 09/30/2039		58	56
4.875% due 09/30/2039		8	7
U.S. Renal Care, Inc. 10.625% due 06/28/2028		2	2
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		230	213
Venture Global LNG, Inc.
9.875% due 02/01/2032		150	159
7.000% due 01/15/2030		140	138

			2,428

UTILITIES 0.7%
Pacific Gas & Electric Co.
3.300% due 03/15/2027		20	19
3.750% due 07/01/2028		110	106
3.250% due 06/01/2031		559	498
4.200% due 03/01/2029		200	193
2.500% due 02/01/2031		500	430

			1,246

Total United States			4,628

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(b)		300	42
9.750% due 05/17/2035 ^(b)		20	3

			45

Total Venezuela			45

Total Corporate Bonds & Notes (Cost $10,822)			10,612

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.6%
IRELAND 0.9%
Kinbane DAC 3.224% due 09/25/2062 •	EUR	424	459
Ludgate Funding PLC 3.521% due 05/26/2066 •		382	414
Merrion Square Residential 3.473% due 03/24/2081 •		704	755

Total Ireland			1,628

UNITED KINGDOM 1.8%
Avon Finance PLC 5.357% due 12/28/2049 •	GBP	518	671
Bridgegate Funding PLC 6.806% (SONIO/N + 2.250%) due 10/16/2062 ~		1,330	1,738

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Eurosail PLC
5.280% due 09/13/2045 •		179	229
5.530% due 06/13/2045 •		123	158
5.530% due 06/13/2045 ~		55	70
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	109	115
Towd Point Mortgage Funding 5.482% due 07/20/2053 •	GBP	247	321

Total United Kingdom			3,302

UNITED STATES 8.9%
AG Trust 6.335% due 07/15/2041 •		$190	190
Banc of America Alternative Loan Trust 6.000% due 07/25/2046		34	29
Banc of America Funding Trust 4.845% due 05/20/2036 ~		4	4
Banc of America Mortgage Trust
3.649% due 11/20/2046 ~		2	2
6.000% due 10/25/2036		6	5
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		400	372
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 •		857	762
3.500% due 06/25/2062 ~		1,448	1,343
Chase Mortgage Finance Trust 4.738% due 09/25/2036 ~		14	13
CIM Trust
4.750% due 06/25/2064 •		362	356
5.000% due 05/25/2062 ~		1,237	1,234
Commercial Mortgage Trust 3.140% due 10/10/2036		400	351
Countrywide Alternative Loan Trust
6.000% due 06/25/2036		74	39
6.000% due 02/25/2037		49	18
6.250% due 12/25/2036 ~		20	8
Countrywide Home Loan Mortgage Pass-Through Trust 4.935% due 07/25/2037 •		14	5
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036		28	17
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035		308	71
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~		1,294	1,233
4.394% due 12/29/2037 •		104	54
DBGS Mortgage Trust 7.084% due 10/15/2036 •		900	814
First Horizon Alternative Mortgage Securities Trust 5.292% due 06/25/2036 •		92	74
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		849	821
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037		2	1
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 •		33	26
JP Morgan Chase Commercial Mortgage Securities Trust
4.916% due 04/15/2037 •		391	383
7.099% due 11/15/2038 •		967	962
7.235% due 10/05/2040		400	423
JP Morgan Mortgage Trust 6.500% due 07/25/2036		75	24
Merrill Lynch Mortgage Investors Trust 4.456% due 03/25/2036 ~		7	4
MFA Trust
4.250% due 02/25/2066 ~		378	360
4.400% due 03/25/2068 þ		1,248	1,229
PRET LLC 5.925% due 10/25/2054 þ		382	382
PRPM Trust 6.327% due 06/25/2069 þ		349	355
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		787	784
5.846% due 08/25/2044 þ		356	357
Residential Accredit Loans, Inc. Trust
5.235% due 10/25/2045 ~		41	29
5.500% due 03/25/2037		177	144
6.250% due 03/25/2037		16	13
Structured Adjustable Rate Mortgage Loan Trust 4.603% due 10/25/2036 ~		1,072	526
Towd Point Mortgage Trust
4.492% due 10/25/2064 •		376	378
5.109% due 07/25/2065 •		691	697
Verus Securitization Trust 5.799% due 07/25/2069 þ		700	703

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Wells Fargo Alternative Loan Trust 7.125% due 07/25/2037 ~	350	324
WSTN Trust 6.297% due 07/05/2037 •	500	509

Total United States		16,428

Total Non-Agency Mortgage-Backed Securities (Cost $21,553)		21,358

	SHARES
MASTER LIMITED PARTNERSHIPS 0.1%
UNITED STATES 0.1%
ENERGY 0.1%
Plains GP Holdings LP	6,846	146

Total Master Limited Partnerships (Cost $145)		146

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	$12	12
7.350% due 07/01/2035	4	4

Total Illinois		16

PUERTO RICO 0.0%
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	49

Total Puerto Rico		49

Total Municipal Bonds & Notes (Cost $46)		65

	SHARES
PREFERRED STOCKS 0.4%
BRAZIL 0.4%
UTILITIES 0.4%
Petroleo Brasileiro SA •	100,700	656

Total Brazil		656

SOUTH KOREA 0.0%
INDUSTRIALS 0.0%
Samsung Electronics Co. Ltd. •	2,728	88

Total South Korea		88

UNITED KINGDOM 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society ~	380	64

Total United Kingdom		64

Total Preferred Stocks (Cost $726)		808

REAL ESTATE INVESTMENT TRUSTS 4.8%
FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	4,827	162

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Total France		162

HONG KONG 0.1%
REAL ESTATE 0.1%
Link REIT	58,400	274

Total Hong Kong		274

JAPAN 0.1%
REAL ESTATE 0.1%
Nippon Building Fund, Inc.	172	146

Total Japan		146

UNITED STATES 4.5%
REAL ESTATE 4.5%
Alexandria Real Estate Equities, Inc.	1,832	169
American Homes 4 Rent 'A'	2,580	98
Americold Realty Trust, Inc.	17,058	366
Apple Hospitality REIT, Inc.	26,777	346
Broadstone Net Lease, Inc.	25,637	437
Crown Castle, Inc.	1,780	186
CubeSmart	4,367	186
Digital Realty Trust, Inc.	2,461	353
EPR Properties	6,977	367
Equity Residential	1,043	75
Essential Properties Realty Trust, Inc.	2,883	94
Federal Realty Investment Trust	3,740	366
Gaming & Leisure Properties, Inc.	8,735	445
Healthpeak Properties, Inc.	17,675	357
Host Hotels & Resorts, Inc.	24,152	343
Invitation Homes, Inc.	5,401	188
Kimco Realty Corp.	17,683	376
Kite Realty Group Trust	16,653	373
LXP Industrial Trust	19,911	172
National Storage Affiliates Trust	4,912	194
NNN REIT, Inc.	3,412	145
Omega Healthcare Investors, Inc.	9,613	366
Park Hotels & Resorts, Inc.	16,076	172
Realty Income Corp.	3,178	184
RLJ Lodging Trust	20,695	163
Simon Property Group, Inc.	4,030	669
Uniti Group, Inc.	28	0
VICI Properties, Inc.	24,124	786
WP Carey, Inc.	4,509	285

		8,261

Total United States		8,261

Total Real Estate Investment Trusts (Cost $8,125)		8,843

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.2%
ARGENTINA 0.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ	$263	182
1.000% due 07/09/2029	28	22
3.500% due 07/09/2041 þ	196	114
4.125% due 07/09/2035 þ	373	231

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.000% due 01/09/2038 þ		269	177

Total Argentina			726

BRAZIL 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2025 (d)	BRL	6,400	1,086

Total Brazil			1,086

EGYPT 0.1%
Egypt Government International Bond 21.954% due 03/04/2028	EGP	11,400	231

Total Egypt			231

ISRAEL 0.4%
Israel Government International Bond
1.750% due 08/31/2025	ILS	1,000	266
5.375% due 02/19/2030		$200	202
5.625% due 02/19/2035		200	199

Total Israel			667

MEXICO 0.8%
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	6,906	295
3.000% due 12/03/2026 (e)		8,759	412
4.000% due 11/30/2028 (e)		505	24
4.000% due 08/24/2034 (e)		2,021	92
7.000% due 09/03/2026		3,000	144
7.500% due 06/03/2027		2,300	110
7.500% due 05/26/2033		400	18
7.750% due 05/29/2031		2,200	101
7.750% due 11/23/2034		3,880	170
8.500% due 03/01/2029		2,500	121
8.500% due 05/31/2029		1,700	82

Total Mexico			1,569

PERU 0.7%
Peru Government International Bond
5.400% due 08/12/2034	PEN	100	25
6.150% due 08/12/2032		1,424	389
6.900% due 08/12/2037		153	41
6.950% due 08/12/2031		1,602	466
7.300% due 08/12/2033		700	201
7.600% due 08/12/2039		300	85

Total Peru			1,207

ROMANIA 0.4%
Romania Government International Bond
5.125% due 09/24/2031	EUR	200	209
5.250% due 03/10/2030		200	218
5.625% due 05/30/2037		100	99
6.250% due 09/10/2034		200	215

Total Romania			741

SAUDI ARABIA 0.2%
Saudi Government International Bond
3.750% due 03/05/2037		100	104
5.125% due 01/13/2028		$200	203

Total Saudi Arabia			307

SOUTH AFRICA 0.4%
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,200	155
8.000% due 01/31/2030		300	16
8.500% due 01/31/2037		900	41
8.875% due 02/28/2035		6,100	298
9.000% due 01/31/2040		200	9
10.500% due 12/21/2026		4,100	231

Total South Africa			750

TURKEY 0.2%
Turkey Government International Bond
5.250% due 03/13/2030		$200	186
44.165% due 09/06/2028 ~	TRY	300	7

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

45.031% due 05/17/2028 ~	6,400	160

Total Turkey		353

VENEZUELA 0.0%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)	$2	0
7.650% due 04/21/2025 ^(b)	3	1
9.250% due 09/15/2027 ^(b)	44	9

Total Venezuela		10

Total Sovereign Issues (Cost $7,804)		7,647

U.S. GOVERNMENT AGENCIES 29.9%
UNITED STATES 29.9%
Ginnie Mae, TBA
3.000% due 05/01/2055	200	177
3.500% due 04/01/2055	100	92
4.000% due 05/01/2055	300	281
4.500% due 05/01/2055	1,800	1,727
5.000% due 04/01/2055	300	295
5.500% due 05/01/2055	100	100
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 05/01/2052	308	267
3.500% due 02/01/2050	25	23
4.000% due 08/01/2042 - 10/01/2042	85	81
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	2,900	2,513
3.500% due 05/01/2055	1,300	1,172
4.000% due 05/01/2055	7,400	6,885
4.500% due 05/01/2055	3,200	3,060
5.000% due 04/01/2055	8,800	8,626
5.500% due 05/01/2055	4,800	4,790
6.000% due 06/01/2055	11,500	11,658
6.500% due 06/01/2055	11,900	12,251
7.000% due 05/01/2055	1,100	1,150

Total U.S. Government Agencies (Cost $54,923)		55,148

U.S. TREASURY OBLIGATIONS 10.7%
UNITED STATES 10.7%
U.S. Treasury Bonds
2.875% due 11/15/2046	600	454
3.000% due 02/15/2049 (h)	1,133	857
4.250% due 08/15/2054	100	94
4.375% due 08/15/2043	300	292
4.500% due 11/15/2054 (h)	1,000	986
4.625% due 05/15/2054 (h)	800	803
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030	347	325
0.125% due 07/15/2031	2,524	2,318
0.125% due 02/15/2051	366	211
0.250% due 07/15/2029 (j)	891	854
0.375% due 07/15/2025	63	63
0.375% due 01/15/2027	42	42
0.375% due 07/15/2027	13	13
0.625% due 07/15/2032	656	612
0.750% due 07/15/2028	266	263
0.875% due 01/15/2029	436	430
1.000% due 02/15/2048	129	99
1.000% due 02/15/2049	126	96
1.375% due 07/15/2033	1,882	1,837
1.750% due 01/15/2034	103	103
1.875% due 07/15/2034 (h)	1,012	1,022
U.S. Treasury Notes
0.500% due 10/31/2027	100	92
0.625% due 11/30/2027	550	505
0.625% due 12/31/2027	220	201
0.750% due 01/31/2028	110	101
2.375% due 03/31/2029 (h)	2,800	2,641
4.000% due 10/31/2029 (j)	800	802
4.500% due 03/31/2026 (h)	1,800	1,808
4.500% due 04/15/2027 (h)	1,800	1,821

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $21,006)		19,745

	SHARES
WARRANTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	132	0

Total Luxembourg		0

UNITED STATES 0.0%

Total United States		0

Total Warrants (Cost $53)		0

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund 4.400% (f)	523,151	523

Total Short-Term Instruments (Cost $523)		523

Total Investments in Securities (Cost $232,860)		242,908

INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	106,559	1,037

Total Short-Term Instruments (Cost $1,037)		1,037

Total Investments in Affiliates (Cost $1,037)		1,037

Total Investments 132.5% (Cost $233,897)		$243,945
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $(42))		(245)
Other Assets and Liabilities, net (32.4)%		(59,576)

Net Assets 100.0%		$184,124

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity		11/02/2023 - 11/06/2023		$175	$196	0.11%
Intelsat Emergence SA		06/19/2017 - 07/03/2023		208	97	0.05
Westmoreland Mining Holdings		03/26/2019		0	0	0.00
Westmoreland Mining LLC		06/30/2023 - 02/03/2025		1	1	0.00
ZTO Express Cayman, Inc.		12/10/2024-03/14/2025		182	188	0.10

				$566	$482	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	4.420%	03/13/2025	04/10/2025		$(992)	$(995)
	4.490	03/27/2025	04/03/2025		(1,328)	(1,329)
JPS	4.430	03/13/2025	04/10/2025		(1,776)	(1,780)
	4.440	03/20/2025	04/03/2025		(3,175)	(3,180)
	4.450	03/10/2025	04/07/2025		(816)	(818)
	4.490	03/27/2025	04/03/2025		(1,010)	(1,010)

Total Reverse Repurchase Agreements						$(9,112)

(h)	Securities with an aggregate market value of $9,027 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(8,419) at a weighted average interest rate of 4.762%. Average borrowings may include reverse repurchase agreements, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	1	$1	$0	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	1	1	0	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	2	2	(1)	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	1	1	0	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	1	1	0	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	2	2	(1)	(1)

Total Written Options					$(2)	$(2)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt June Futures	06/2025	55	$6,514	$(58)	$70	$0
U.S. Treasury 2-Year Note June Futures	06/2025	1	207	1	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	39	4,218	67	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2025	88	9,787	182	1	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	1	122	3	1	0

$195	$72	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	1	$(241)	$4	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	10	(2,398)	21	1	0
3-Month SOFR Active Contract March Futures	06/2025	8	(1,914)	15	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(241)	3	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(240)	4	0	0
Australia Government 10-Year Bond June Futures	06/2025	18	(1,267)	(1)	0	(12)
Euro-BOBL June Futures	06/2025	7	(892)	8	0	(2)
Euro-Bund June Futures	06/2025	12	(1,672)	35	0	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	14	(1,598)	(19)	0	(1)
U.S. Treasury Long-Term Bond June Futures	06/2025	17	(1,994)	(31)	0	(3)

$39	$1	$(25)

Total Futures Contracts	$234	$73	$(26)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.589%	$100	$(5)	$(1)	$(6)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%	$600	$(5)	$14	$9	$0	$(1)
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.948	200	24	(6)	18	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.317	500	11	(7)	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492	250	0	4	4	0	0

$30	$5	$35	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(22)	$22	$0	$1	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	7	(3)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	200	(6)	1	(5)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	200	(7)	(1)	(8)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	4,500	327	(79)	248	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,700	88	3	91	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	1,500	34	(5)	29	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	500	9	0	9	0	0

$413	$(52)	$361	$3	$0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	300	$10	$(1)	$9	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,300	81	10	91	0	(12)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(3)	(3)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	46	50	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	45	129	174	0	(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		130,000	2	8	10	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		90,200	2	28	30	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		70,000	4	6	10	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		48,000	13	43	56	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		9,000	0	8	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		$100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		200	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		14,420	(42)	(12)	(54)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		8,480	12	(6)	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		1,200	15	15	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,000	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		1,000	9	35	44	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		2,300	(188)	205	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		170	1	2	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		100	(2)	6	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		100	(5)	9	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		200	0	(10)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		500	0	27	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		2,400	(6)	(112)	(118)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	200	0	(10)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	1,200	0	60	60	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	4,900	(13)	(209)	(222)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	200	8	10	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	900	(7)	(17)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	200	14	(4)	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028	400	0	(30)	(30)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	1,610	(67)	(100)	(167)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	4,900	(419)	644	225	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,110	2	51	53	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	200	(2)	2	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	100	0	(9)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	110	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(43)	(34)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,690	10	(13)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(16)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	220	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	2	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(20)	(29)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	24	42	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	12	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,540	(61)	78	17	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	1,610	(26)	(5)	(31)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	17	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	31	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	4,460	(69)	58	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	(13)	107	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	52	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	36	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	18	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(97)	397	300	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	78	113	0	(3)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	19	19	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	(23)	23	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	4	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	285	459	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(68)	(117)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,560	31	(23)	8	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	110	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	(1)	16	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(15)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	500	(2)	1	(1)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	1,920	(35)	(13)	(48)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(14)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(24)	(25)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(57)	(59)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(28)	(29)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(18)	(39)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(24)	(17)	(41)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	24	59	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	9	255	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	117	180	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	76	45	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	38	48	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	1	1	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	200	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	40	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	760	(20)	13	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	100	(1)	2	1	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	100	0	(3)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	100	0	(3)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	100	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	100	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	50	0	(1)	(1)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	57	35	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	57	36	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		140	0	12	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		140	0	10	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	536	267	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	59	35	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	56	41	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	282	193	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	166	122	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	365	182	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	149	187	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(43)	(44)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(370)	(377)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	40	39	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		300	(13)	4	(9)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(8)	(9)	1	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	500	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		400	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,000	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		900	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		900	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		700	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(21)	(21)	1	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(15)	(15)	1	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(12)	(12)	1	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(22)	(22)	1	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(17)	(17)	1	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(17)	(17)	1	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(12)	(12)	1	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	(3)	(3)	0	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	2,200	23	(18)	5	5	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		900	6	3	9	5	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	4	4	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	4	4	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	(1)	(1)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	8	10	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	2	2	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		800	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		1,400	0	1	1	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(546)	(63)	3	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	20	17	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		600	(2)	10	8	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	0	5	2	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		100	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		5,900	(84)	33	(51)	13	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(28)	(20)	2	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	6	6	1	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	125	134	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,210	178	2	180	0	(18)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	900	0	2	2	0	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		700	0	1	1	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		900	0	2	2	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,100	0	2	2	0	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		2,200	0	5	5	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	1,200	(20)	29	9	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(14)	(14)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(12)	(12)	0	0
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(9)	(10)	1	0

							$(356)	$2,741	$2,385	$80	$(158)

Total Swap Agreements							$82	$2,693	$2,775	$83	$(159)

(j)	Securities with an aggregate market value of $855 and cash of $2,266 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2025	JPY	17,121		$113	$0	$(1)
	04/2025		$763	AUD	1,206	0	(9)
	04/2025		71	JPY	10,553	0	0
	05/2025	AUD	1,206		$763	9	0
	05/2025	CNH	555		76	0	(1)
	05/2025		$283	CNH	2,051	0	0
	05/2025		113	JPY	17,064	1	0
	06/2025	CNH	1,234		$169	0	(2)
	07/2025		1,021		142	0	0
	08/2025		1,021		142	0	0
BOA	05/2025		542		74	0	(1)
	05/2025	IDR	204,590		12	0	0
	05/2025	TRY	98		3	0	0
	05/2025		$16	INR	1,406	0	0
	06/2025	CNH	616		$85	0	(1)
	06/2025		$83	CNH	598	0	0
	08/2025	TWD	31		$1	0	0
BPS	04/2025	EUR	4,058		4,255	0	(133)
	04/2025	GBP	87		112	0	(1)
	04/2025	IDR	1,094,062		66	0	0
	04/2025	JPY	6,110		41	0	0
	04/2025	TRY	3,070		80	0	0
	04/2025	TWD	16,271		496	6	0
	04/2025		$232	IDR	3,808,100	0	(4)
	04/2025		105	INR	9,159	2	0
	04/2025		696	JPY	103,805	0	(4)
	04/2025		152	KRW	221,043	0	(2)
	04/2025		110	TRY	4,211	1	0
	04/2025		242	TWD	7,921	0	(4)
	04/2025	ZAR	1,184		$65	0	0
	05/2025	CNH	1,932		266	0	(1)
	05/2025	IDR	587,847		35	0	0
	05/2025		$57	IDR	947,174	0	0
	05/2025		147	INR	12,633	0	0
	05/2025		41	JPY	6,090	0	0
	06/2025	CNH	1,380		$189	0	(2)
	06/2025		$169	CNH	1,219	0	0
	06/2025		260	PLN	1,011	2	(1)
	07/2025	TWD	4,372		$135	2	0
	08/2025		3,500		107	1	0
	09/2025	ILS	994		272	3	0
	05/2029	KWD	23		80	2	0
	07/2029		3		10	0	0
BRC	04/2025	INR	402		5	0	0
	04/2025	TRY	5,139		132	0	(1)
	04/2025		$63	EUR	58	0	0
	04/2025		68	IDR	1,105,909	0	(1)
	04/2025		420	TRY	16,205	2	(4)
	05/2025	TRY	80		$2	0	0
	05/2025		$313	TRY	12,189	0	(8)
	06/2025	TRY	818		$19	0	0
	06/2025		$7	PLN	27	0	0
	06/2025		78	TRY	3,122	0	(4)
BSH	04/2025	AUD	1,206		$764	11	0
	04/2025	JPY	163,274		1,087	0	(1)
	04/2025	PEN	217		58	0	(1)
	05/2025		90		24	0	(1)
	05/2025		$1,087	JPY	162,725	1	0
	06/2025	PEN	1,661		$450	0	(1)
	06/2025		$56	PLN	216	0	(1)
	07/2025	PEN	190		$51	0	(1)
CBK	04/2025	IDR	1,519,592		92	0	0
	04/2025	ILS	439		120	2	0
	04/2025	INR	873		10	0	0
	04/2025	PEN	216		58	0	(1)
	04/2025	TWD	19,871		607	8	0
	04/2025		$828	CAD	1,179	0	(8)
	04/2025		227	GBP	175	0	(1)
	04/2025		181	IDR	2,967,606	0	(3)
	04/2025		42	INR	3,642	1	0
	04/2025		11	KRW	16,090	0	0
	04/2025		57	PEN	209	0	(1)
	04/2025		664	TWD	21,755	0	(9)
	05/2025	CAD	1,177		$828	8	0
	05/2025	IDR	626,074		38	0	0
	05/2025	PEN	80		21	0	(1)
	05/2025		$57	IDR	944,805	0	0
	06/2025	CNH	365		$50	0	0
	06/2025	KRW	783,801		545	12	0
	06/2025	PEN	399		109	1	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

	07/2025		127		34	0	0
	07/2025	TWD	7,982		245	4	0
	08/2025	PEN	20		5	0	0
	08/2025	TWD	7,813		240	2	0
DUB	04/2025	ILS	443		122	3	0
	04/2025	NZD	47		27	0	0
	04/2025		$48	EUR	46	2	0
	04/2025		142	IDR	2,350,559	0	(1)
	04/2025		24	INR	2,105	0	0
	04/2025		27	NZD	47	0	0
	04/2025		56	PEN	204	0	0
	05/2025	IDR	87,346		$5	0	0
	05/2025	NZD	47		27	0	0
	06/2025	KRW	613,450		427	9	0
	09/2025	PEN	205		56	0	0
FAR	04/2025	CHF	709		795	0	(6)
	04/2025	ILS	397		109	3	0
	04/2025	JPY	116,813		776	0	(3)
	04/2025		$540	JPY	80,524	0	(3)
	05/2025		72	CNH	521	0	0
	05/2025		776	JPY	116,420	3	0
	06/2025		112	PLN	433	0	0
	07/2025	CNH	519		$72	0	0
GLM	04/2025	BRL	12,715		2,214	0	(14)
	04/2025	IDR	1,369,979		83	0	0
	04/2025	PEN	1,247		334	0	(5)
	04/2025	TRY	250		6	0	0
	04/2025		$2,207	BRL	12,715	21	0
	04/2025		137	IDR	2,252,294	0	(2)
	04/2025		15	KRW	21,925	0	0
	04/2025		17	TRY	652	0	0
	05/2025	CNH	527		$72	0	(1)
	05/2025	IDR	300,843		18	0	0
	05/2025		$83	IDR	1,371,216	0	0
	06/2025		20	CNH	148	0	0
	06/2025		61	PLN	234	0	0
	07/2025	BRL	6,400		$1,068	0	(32)
	07/2025	TWD	2,486		76	1	0
JPM	04/2025	EUR	41		43	0	(1)
	04/2025	IDR	69,202		4	0	0
	04/2025	ILS	347		95	2	0
	04/2025	JPY	35,995		239	0	(2)
	04/2025	TRY	482		12	0	0
	04/2025	TWD	2,634		80	1	0
	04/2025		$4,416	EUR	4,094	11	0
	04/2025		28	IDR	462,310	0	0
	04/2025		67	INR	5,792	1	0
	04/2025		580	JPY	86,415	0	(4)
	04/2025		11	KRW	16,083	0	0
	04/2025		211	TWD	6,917	0	(3)
	04/2025	ZAR	642		$35	0	0
	05/2025	CNH	564		77	0	(1)
	05/2025	EUR	4,094		4,423	0	(11)
	05/2025	IDR	218,840		13	0	0
	05/2025		$265	CNH	1,924	0	0
	05/2025		239	JPY	35,875	2	0
	05/2025		249	TRY	10,526	18	(3)
	06/2025	CNH	206		$28	0	0
	06/2025	MXN	5,601		271	1	0
	06/2025		$234	PLN	906	1	(1)
	06/2025		23	TRY	909	0	(1)
	07/2025	CNH	984		$136	0	0
	07/2025	TWD	4,426		136	2	0
	08/2025	CNH	931		129	0	0
	08/2025	TWD	5,010		154	1	0
MBC	04/2025	CHF	89		101	0	0
	04/2025	EUR	84		91	1	0
	04/2025	JPY	9,700		65	1	0
	04/2025	TWD	4,104		127	3	0
	04/2025		$902	CHF	797	0	(1)
	04/2025		47	EUR	43	0	(1)
	04/2025		6	IDR	98,520	0	0
	04/2025		57	INR	4,959	1	0
	04/2025		122	TWD	3,996	0	(1)
	04/2025	ZAR	1,435		$79	0	0
	05/2025	CHF	794		902	1	0
	05/2025	CNH	908		125	0	0
	05/2025	IDR	120,678		7	0	0
	05/2025		$131	CNH	949	0	0
	06/2025	KRW	151,596		$105	2	0
	06/2025		$78	PLN	302	0	(1)
	07/2025	CNH	472		$65	0	0
	07/2025	TWD	2,032		62	1	0
	08/2025	CNH	1,197		166	0	0
	08/2025	TWD	1,940		59	0	0
MYI	04/2025	CAD	1,179		829	9	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

04/2025	EUR	58	63	0	0
04/2025	ZAR	1,954	107	1	0
05/2025	IDR	140,772	8	0	0
05/2025	$63	EUR	58	0	0
06/2025	CNH	251	$35	0	0
06/2025	$18	PLN	70	0	0
NGF	06/2025	KRW	147,160	$103	3	0
SCX	04/2025	BRL	12,771	2,185	0	(53)
04/2025	JPY	9,432	63	0	0
04/2025	PEN	204	54	0	(2)
04/2025	TWD	2,174	67	2	0
04/2025	$2,224	BRL	12,771	14	0
04/2025	84	IDR	1,377,883	0	(2)
04/2025	11	KRW	16,066	0	0
04/2025	36	TWD	1,170	0	0
05/2025	CNH	742	$103	1	0
05/2025	IDR	47,120	3	0	0
05/2025	$76	JPY	11,423	0	0
06/2025	2,185	BRL	12,933	53	0
08/2025	TWD	1,160	$36	0	0
SSB	04/2025	GBP	3,035	3,842	0	(79)
04/2025	PEN	106	28	0	(1)
04/2025	$3,811	GBP	2,947	0	(4)
05/2025	GBP	2,947	$3,811	4	0
UAG	04/2025	IDR	165,237	10	0	0
04/2025	$10	IDR	165,237	0	0
04/2025	532	JPY	79,172	0	(4)
04/2025	5	TRY	221	0	0
05/2025	10	IDR	165,470	0	0
06/2025	25	PLN	95	0	0

Total Forward Foreign Currency Contracts	$260	$(458)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.738%	04/28/2025	100	$0	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	04/28/2025	100	0	0
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	04/07/2025	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	100	0	0
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	100	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	(1)	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	4.060	04/14/2025	100	(1)		0
NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	2.530	04/17/2025	100	0		0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.890	04/17/2025	100	0		0

Total Written Options								$(10)		$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	'0.570%	$100	$(1)	$2	$1	$0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	0.003	377	0	2	2	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	0.004	94	0	1	1	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	100	(9)	8	0	(1)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	100	(1)	1	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716	100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	300	(3)	3	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	200	(9)	9	0	0

							$(25)	$29	$5	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$4,000	$(85)	$88	$3	$0
MYC	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	5,700	(2)	(13)	0	(15)

							$(87)	$75	$3	$(15)

Total Swap Agreements							$(112)	$104	$8	$(16)

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands
CMBS Other	$0	$392	$0	$392
Other ABS	0	6,909	0	6,909
Ireland
Other ABS	0	1,213	0	1,213
Italy
Automobile ABS Other	0	390	0	390
Jersey, Channel Islands
Other ABS	0	400	0	400
United States
Automobile ABS Other	0	251	0	251
Automobile Sequential	0	5,083	0	5,083
CMBS Other	0	243	0	243
Home Equity Other	0	7,346	0	7,346
Other ABS	0	7,042	0	7,042
Whole Loan Collateral	0	1,210	0	1,210
Loan Participations and Assignments
France	0	89	0	89
United Kingdom	0	0	262	262
United States	0	22	642	664
Common Stocks
Australia
Industrials	0	684	0	684
Materials	0	640	0	640
Austria
Energy	0	163	0	163
Financials	0	478	0	478
Belgium
Financials	0	197	0	197
Brazil
Consumer Staples	251	0	0	251
Energy	598	0	0	598
Financials	191	0	0	191
Materials	811	0	0	811
Canada
Energy	1,020	0	0	1,020
Chile
Financials	0	134	0	134
China
Communication Services	0	892	0	892
Consumer Discretionary	0	604	0	604
Energy	0	657	0	657
Financials	0	602	0	602
Industrials	0	188	0	188
Czech Republic
Utilities	179	0	0	179
Denmark
Industrials	0	178	0	178
Finland
Industrials	0	118	0	118
Information Technology	0	629	0	629
France
Consumer Discretionary	0	224	0	224
Financials	0	198	0	198
Industrials	0	164	0	164
Utilities	0	369	0	369
Germany
Industrials	0	192	0	192
Materials	0	492	0	492
Greece
Financials	0	328	0	328
Hong Kong
Consumer Discretionary	0	273	0	273
Consumer Staples	0	161	0	161
Real Estate	0	548	0	548
Utilities	0	301	0	301
Indonesia
Communication Services	0	161	0	161
Financials	0	603	0	603
Industrials	0	128	0	128
Ireland
Financials	0	285	0	285
Health Care	1,356	0	0	1,356
Israel
Financials	0	950	0	950
Italy
Financials	0	1,318	0	1,318
Utilities	1,088	0	0	1,088
Japan
Consumer Discretionary	0	453	0	453
Consumer Staples	0	693	0	693
Financials	0	848	0	848
Health Care	0	256	0	256
Industrials	0	1,410	0	1,410

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Information Technology	0	302	0	302
Real Estate	0	133	0	133
Utilities	0	170	0	170
Luxembourg
Energy	0	182	0	182
Financials	0	0	97	97
Industrials	0	0	55	55
Malaysia
Utilities	0	197	0	197
Mexico
Materials	347	0	0	347
Netherlands
Communication Services	0	370	0	370
Consumer Discretionary	0	464	0	464
Consumer Staples	0	473	0	473
Norway
Communication Services	0	177	0	177
Energy	0	665	0	665
Poland
Energy	0	229	0	229
Financials	0	739	0	739
Singapore
Financials	0	190	0	190
Industrials	0	158	0	158
South Africa
Financials	497	777	0	1,274
Materials	0	210	0	210
South Korea
Consumer Discretionary	0	318	0	318
Consumer Staples	0	139	0	139
Financials	0	319	0	319
Information Technology	0	132	0	132
Spain
Consumer Discretionary	0	507	0	507
Energy	0	329	0	329
Financials	0	2,302	0	2,302
Industrials	0	212	0	212
Utilities	170	0	0	170
Sweden
Consumer Discretionary	0	266	0	266
Industrials	0	136	0	136
Information Technology	0	485	0	485
Switzerland
Consumer Staples	0	125	0	125
Financials	0	1,125	0	1,125
Health Care	0	2,689	0	2,689
Materials	0	634	0	634
Taiwan
Information Technology	0	1,979	0	1,979
United Kingdom
Consumer Discretionary	0	129	0	129
Consumer Staples	0	2,915	0	2,915
Financials	0	963	0	963
Industrials	0	1,284	0	1,284
Materials	0	1,128	0	1,128
Utilities	0	189	0	189
United States
Communication Services	4,338	0	9	4,347
Consumer Discretionary	2,696	0	0	2,696
Consumer Staples	8,367	0	0	8,367
Energy	2,916	0	0	2,916
Financials	3,980	0	0	3,980
Health Care	6,843	0	196	7,039
Industrials	3,396	0	1	3,397
Information Technology	5,700	0	0	5,700
Materials	305	0	0	305
Utilities	852	0	0	852
Corporate Bonds & Notes
Bermuda
Industrials	0	206	0	206
France
Banking & Finance	0	684	0	684
Industrials	0	179	0	179
Germany
Banking & Finance	0	184	0	184
Ireland
Industrials	0	272	0	272
Italy
Banking & Finance	0	222	0	222
Japan
Industrials	0	825	0	825
Luxembourg
Industrials	0	198	0	198
Utilities	0	27	0	27
Spain
Banking & Finance	0	425	0	425

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2025 (Unaudited)

Switzerland
Banking & Finance	0	1,262	0	1,262
United Kingdom
Banking & Finance	0	987	0	987
Industrials	0	468	0	468
United States
Banking & Finance	0	954	0	954
Industrials	0	2,428	0	2,428
Utilities	0	1,246	0	1,246
Venezuela
Industrials	0	45	0	45
Non-Agency Mortgage-Backed Securities
Ireland	0	1,628	0	1,628
United Kingdom	0	3,302	0	3,302
United States	0	16,428	0	16,428
Master Limited Partnerships
United States
Energy	146	0	0	146
Municipal Bonds & Notes
Illinois	0	16	0	16
Puerto Rico	0	49	0	49
Preferred Stocks
Brazil
Utilities	656	0	0	656
South Korea
Industrials	0	88	0	88
United Kingdom
Banking & Finance	0	64	0	64
Real Estate Investment Trusts
France
Real Estate	0	162	0	162
Hong Kong
Real Estate	0	274	0	274
Japan
Real Estate	146	0	0	146
United States
Real Estate	8,261	0	0	8,261
Sovereign Issues
Argentina	0	726	0	726
Brazil	0	1,086	0	1,086
Egypt	0	231	0	231
Israel	0	667	0	667
Mexico	0	1,569	0	1,569
Peru	0	1,207	0	1,207
Romania	0	741	0	741
Saudi Arabia	0	307	0	307
South Africa	0	750	0	750
Turkey	0	353	0	353
Venezuela	0	10	0	10
U.S. Government Agencies
United States	0	55,148	0	55,148
U.S. Treasury Obligations
United States	0	19,745	0	19,745
Short-Term Instruments
Mutual Funds	0	523	0	523

	$55,110	$186,536	$1,262	$242,908
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,037	$0	$0	$1,037

Total Investments	$56,147	$186,536	$1,262	$243,945

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	70	86	0	156
Over the counter	0	265	3	268

	$70	$351	$3	$424
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(166)	0	(187)
Over the counter	0	(482)	0	(482)

	$(21)	$(648)	$0	$(669)

Total Financial Derivative Instruments	$49	$(297)	$3	$(245)

Totals	$56,196	$186,239	$1,265	$243,700

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAE Emerging Markets Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 92.5%
BRAZIL 7.9%
COMMUNICATION SERVICES 0.1%
Telefonica Brasil SA	381,500	$3,331

CONSUMER DISCRETIONARY 0.4%
Vibra Energia SA	2,759,300	8,597

CONSUMER STAPLES 1.3%
Ambev SA	2,909,200	6,882
JBS SA	2,706,100	19,495
Marfrig Global Foods SA	579,400	1,834

		28,211

FINANCIALS 1.0%
B3 SA - Brasil Bolsa Balcao	3,683,600	7,837
Banco do Brasil SA	1,616,080	7,983
Banco Santander Brasil SA	1,198,400	5,611

		21,431

INDUSTRIALS 0.0%
CCR SA	442,200	902

MATERIALS 4.9%
Cia Siderurgica Nacional SA	1,856,100	3,081
Vale SA	10,203,900	101,387

		104,468

UTILITIES 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	82,200	1,469
CPFL Energia SA	131,900	872
Engie Brasil Energia SA	213,600	1,445

		3,786

Total Brazil		170,726

CHILE 0.8%
CONSUMER DISCRETIONARY 0.0%
Empresas Copec SA	65,400	451

CONSUMER STAPLES 0.4%
Cencosud SA	3,114,603	9,512

FINANCIALS 0.2%
Banco de Chile	18,306,500	2,421
Banco Santander Chile	22,376,327	1,273

		3,694

UTILITIES 0.2%
Colbun SA	11,863,415	1,668
Enel Chile SA	28,372,979	1,866

		3,534

Total Chile		17,191

CHINA 29.4%
COMMUNICATION SERVICES 0.5%
China United Network Communications Ltd. 'A'	12,740,200	9,781

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY 2.6%
BAIC Motor Corp. Ltd. 'H'	13,569,000	3,532
China Yongda Automobiles Services Holdings Ltd.	565,000	196
Dongfeng Motor Group Co. Ltd. 'H'	12,200,000	7,455
Huayu Automotive Systems Co. Ltd. 'A'	1,074,937	2,687
SAIC Motor Corp. Ltd. 'A'	752,000	1,643
Tianneng Power International Ltd.	816,000	726
Topsports International Holdings Ltd.	7,288,000	3,208
Vipshop Holdings Ltd.	2,169,797	34,022
Zhongsheng Group Holdings Ltd.	1,530,000	2,694

		56,163

CONSUMER STAPLES 0.3%
Henan Shuanghui Investment & Development Co. Ltd. 'A'	201,700	750
Hengan International Group Co. Ltd.	798,000	2,231
Tingyi Cayman Islands Holding Corp.	1,774,000	2,978
Uni-President China Holdings Ltd.	1,220,000	1,404

		7,363

ENERGY 6.2%
China Petroleum & Chemical Corp. 'H'	156,546,400	82,594
PetroChina Co. Ltd. 'H'	63,506,000	51,488

		134,082

FINANCIALS 11.6%
Bank of China Ltd. 'H'	101,133,000	61,080
China CITIC Bank Corp. Ltd. 'H'	7,681,000	6,025
China Construction Bank Corp. 'H'	75,223,000	66,660
China Minsheng Banking Corp. Ltd. 'H'	17,589,000	7,931
China Reinsurance Group Corp. 'H' (b)	2,763,000	342
Lufax Holding Ltd. ADR	1,436,117	4,265
People's Insurance Co. Group of China Ltd. 'H'	5,596,000	2,899
PICC Property & Casualty Co. Ltd. 'H'	10,298,000	19,069
Ping An Insurance Group Co. of China Ltd. 'H'	12,876,500	76,859
Shanghai Pudong Development Bank Co. Ltd. 'A'	2,389,300	3,435

		248,565

HEALTH CARE 0.7%
China Resources Pharmaceutical Group Ltd.	7,038,000	4,575
Sinopharm Group Co. Ltd. 'H'	4,839,600	11,231

		15,806

INDUSTRIALS 2.1%
China Communications Services Corp. Ltd. 'H'	8,888,000	4,865
China International Marine Containers Group Co. Ltd. 'H'	3,700,700	2,710
China Lesso Group Holdings Ltd. 'L'	1,656,000	746
China State Construction Engineering Corp. Ltd. 'A'	4,674,700	3,394
China Tower Corp. Ltd. 'H"	5,476,800	7,378
CITIC Ltd.	8,561,000	10,566
CRRC Corp. Ltd. 'H'	4,745,000	2,960
Daqin Railway Co. Ltd. 'A'	616,700	556
Fosun International Ltd.	1,455,000	780
Sinopec Engineering Group Co. Ltd. 'H'	2,604,500	1,845
Sinotrans Ltd. 'H'	3,167,000	1,531
Sinotruk Hong Kong Ltd.	1,698,500	4,613
Xiamen ITG Group Corp. Ltd. 'A'	2,139,400	1,883
Xiamen Xiangyu Co. Ltd. 'A'	258,200	209
Xinte Energy Co. Ltd. 'H'	298,400	190

		44,226

INFORMATION TECHNOLOGY 2.7%
AAC Technologies Holdings, Inc.	2,565,500	15,653
Lenovo Group Ltd.	26,204,000	35,610
Sunny Optical Technology Group Co. Ltd.	619,700	5,721
Xinyi Solar Holdings Ltd.	3,232,000	1,249

		58,233

MATERIALS 1.9%
Angang Steel Co. Ltd. 'H'	8,936,000	2,007
Anhui Conch Cement Co. Ltd. 'H'	3,553,000	10,049
Baoshan Iron & Steel Co. Ltd. 'A'	2,998,000	2,974
China Hongqiao Group Ltd. (d)	4,483,500	9,275
China National Building Material Co. Ltd. 'H'	10,486,000	5,412
Jiangxi Copper Co. Ltd. 'H'	3,173,000	5,583
Luxi Chemical Group Co. Ltd. 'A'	650,200	1,082
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	17,450,000	2,714

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

Xinyu Iron & Steel Co. Ltd. 'A'	2,283,100	1,278

		40,374

REAL ESTATE 0.7%
Agile Group Holdings Ltd. ^(a)(b)	10,518,000	734
China Vanke Co. Ltd. 'H' (d)	6,266,900	4,466
CIFI Holdings Group Co. Ltd. (b)(d)	27,540,000	872
Gemdale Corp. 'A'	3,001,500	1,869
Longfor Group Holdings Ltd.	3,079,500	3,897
Seazen Group Ltd.	9,826,000	2,563
Shui On Land Ltd.	10,250,500	898

		15,299

UTILITIES 0.1%
ENN Energy Holdings Ltd.	377,600	3,121

Total China		633,013

GREECE 0.6%
COMMUNICATION SERVICES 0.3%
Hellenic Telecommunications Organization SA	418,313	6,805

ENERGY 0.1%
Helleniq Energy Holdings SA (d)	180,133	1,491
Motor Oil Hellas Corinth Refineries SA	56,485	1,353

		2,844

INDUSTRIALS 0.2%
Star Bulk Carriers Corp. (d)	250,767	3,902

Total Greece		13,551

HONG KONG 2.4%
FINANCIALS 0.6%
BOC Hong Kong Holdings Ltd.	2,284,000	9,248
China Taiping Insurance Holdings Co. Ltd.	2,742,400	4,175

		13,423

INDUSTRIALS 0.5%
China Everbright Environment Group Ltd.	6,969,000	3,084
China State Construction International Holdings Ltd.	754,000	976
Orient Overseas International Ltd.	216,500	3,205
Shanghai Industrial Holdings Ltd.	897,000	1,344
Shenzhen International Holdings Ltd.	2,563,500	2,593

		11,202

MATERIALS 0.0%
China Resources Building Materials Technology Holdings Ltd.	2,584,000	575

UTILITIES 1.3%
Beijing Enterprises Holdings Ltd.	652,000	2,469
Beijing Enterprises Water Group Ltd.	7,928,000	2,289
China Resources Gas Group Ltd.	445,500	1,329
China Resources Power Holdings Co. Ltd.	2,060,000	4,900
Guangdong Investment Ltd.	2,918,000	2,148
Kunlun Energy Co. Ltd.	14,524,000	14,192

		27,327

Total Hong Kong		52,527

INDIA 12.3%
COMMUNICATION SERVICES 0.4%
Indus Towers Ltd. (b)	2,209,854	8,593

CONSUMER DISCRETIONARY 0.2%
Hero MotoCorp Ltd.	80,433	3,491
Rajesh Exports Ltd.	659,874	1,426

		4,917

CONSUMER STAPLES 0.1%
ITC Ltd.	428,606	2,048

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

ENERGY 3.9%
Bharat Petroleum Corp. Ltd.	2,750,812	8,909
Chennai Petroleum Corp. Ltd.	72,963	523
Coal India Ltd.	1,351,580	6,266
Great Eastern Shipping Co. Ltd. 'F'	92,678	1,005
Hindustan Petroleum Corp. Ltd.	2,912,205	12,190
Indian Oil Corp. Ltd.	15,189,986	22,514
Oil & Natural Gas Corp. Ltd.	7,448,581	21,406
Oil India Ltd.	1,064,630	4,803
Petronet LNG Ltd.	1,758,877	6,025

		83,641

FINANCIALS 2.2%
General Insurance Corp. of India	268,022	1,311
Housing & Urban Development Corp. Ltd.	1,036,095	2,402
Power Finance Corp. Ltd.	4,442,169	21,374
REC Ltd.	1,979,857	9,869
Sammaan Capital Ltd.	10,817,142	13,463

		48,419

HEALTH CARE 0.1%
Glenmark Pharmaceuticals Ltd.	129,657	2,329

INDUSTRIALS 0.2%
Amara Raja Energy & Mobility Ltd.	49,663	580
Bharat Heavy Electricals Ltd.	1,646,888	4,136

		4,716

INFORMATION TECHNOLOGY 0.1%
Redington Ltd.	532,834	1,508

MATERIALS 4.0%
Chambal Fertilisers & Chemicals Ltd.	353,267	2,572
Gujarat State Fertilizers & Chemicals Ltd. 'F'	714,928	1,476
Jindal Saw Ltd.	848,916	2,663
Jindal Steel & Power Ltd.	555,372	5,878
National Aluminium Co. Ltd.	10,376,365	21,136
Tata Steel Ltd.	2,788,378	4,981
UPL Ltd.	28,956	215
Vedanta Ltd.	8,619,673	46,449

		85,370

UTILITIES 1.1%
GAIL India Ltd.	3,927,478	8,368
NTPC Ltd.	997,609	4,148
Power Grid Corp. of India Ltd.	927,514	3,139
PTC India Ltd.	1,640,047	3,122
Reliance Infrastructure Ltd. (b)	164,575	494
Reliance Power Ltd. (b)	8,693,295	4,335

		23,606

Total India		265,147

INDONESIA 1.4%
COMMUNICATION SERVICES 0.3%
Telkom Indonesia Persero Tbk PT	39,914,800	5,797

CONSUMER STAPLES 0.1%
Gudang Garam Tbk PT (b)	1,158,700	712
Hanjaya Mandala Sampoerna Tbk PT	19,459,400	644
Indofood Sukses Makmur Tbk PT	942,200	404

		1,760

ENERGY 0.6%
Adaro Energy Indonesia Tbk PT	30,618,800	3,401
Bukit Asam Tbk PT	9,690,300	1,473
Indo Tambangraya Megah Tbk PT	3,241,800	4,493
United Tractors Tbk PT	2,935,000	4,161

		13,528

INDUSTRIALS 0.1%
Astra International Tbk PT	11,105,000	3,286

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

MATERIALS 0.1%
Aneka Tambang Tbk	3,363,200	331
Indocement Tunggal Prakarsa Tbk PT	2,820,900	883

		1,214

UTILITIES 0.2%
Perusahaan Gas Negara Tbk PT	43,522,300	4,067

Total Indonesia		29,652

KUWAIT 0.1%
COMMUNICATION SERVICES 0.1%
Mobile Telecommunications Co. KSCP	645,037	1,003

Total Kuwait		1,003

MALAYSIA 1.4%
CONSUMER DISCRETIONARY 0.1%
Genting Bhd	2,066,200	1,519

ENERGY 0.0%
Petronas Dagangan Bhd	130,700	539

FINANCIALS 0.6%
Alliance Bank Malaysia Bhd	708,000	738
CIMB Group Holdings Bhd	1,258,800	1,994
Malayan Banking Bhd	3,239,400	7,396
Public Bank Bhd.	658,400	657
RHB Bank Bhd	1,028,100	1,585

		12,370

HEALTH CARE 0.3%
Hartalega Holdings Bhd	2,805,500	1,200
Kossan Rubber Industries Bhd	2,345,000	922
Supermax Corp. Bhd (b)	3,722,280	602
Top Glove Corp. Bhd (b)	20,547,000	3,764

		6,488

INDUSTRIALS 0.2%
Capital A Bhd (b)	19,064,100	3,532
Sime Darby Bhd	3,298,300	1,647

		5,179

REAL ESTATE 0.0%
Sime Darby Property Bhd	2,118,200	644

UTILITIES 0.2%
Tenaga Nasional Bhd	1,079,800	3,262

Total Malaysia		30,001

MEXICO 1.5%
COMMUNICATION SERVICES 0.0%
Grupo Televisa SAB	1,069,000	370

CONSUMER DISCRETIONARY 0.0%
Nemak SAB de CV (b)	3,123,100	409

CONSUMER STAPLES 0.3%
Arca Continental SAB de CV	172,400	1,803
Coca-Cola Femsa SAB de CV	395,500	3,615
Gruma SAB de CV 'B'	17,410	314

		5,732

FINANCIALS 0.1%
Grupo Financiero Inbursa SAB de CV 'O' (b)	1,032,798	2,321

INDUSTRIALS 0.4%
Alfa SAB de CV 'A'	10,194,507	7,956

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

MATERIALS 0.7%
Alpek SAB de CV (d)	1,105,306	564
Cemex SAB de CV	14,992,658	8,462
Grupo Mexico SAB de CV 'B'	688,800	3,444
Orbia Advance Corp. SAB de CV	2,551,600	1,945

		14,415

Total Mexico		31,203

PHILIPPINES 0.3%
COMMUNICATION SERVICES 0.1%
PLDT, Inc.	81,990	1,820

ENERGY 0.1%
Semirara Mining & Power Corp.	2,737,300	1,686

FINANCIALS 0.0%
Metropolitan Bank & Trust Co.	167,930	215

INDUSTRIALS 0.1%
Alliance Global Group, Inc.	4,455,700	473
DMCI Holdings, Inc.	7,951,200	1,595

		2,068

Total Philippines		5,789

POLAND 0.3%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA	595,498	2,330

FINANCIALS 0.1%
Powszechny Zaklad Ubezpieczen SA	171,652	2,494

UTILITIES 0.1%
PGE Polska Grupa Energetyczna SA (b)	500,662	1,030

Total Poland		5,854

QATAR 0.1%
COMMUNICATION SERVICES 0.0%
Ooredoo QPSC	243,024	788

FINANCIALS 0.1%
Commercial Bank PSQC	456,010	523
Qatar Islamic Bank QPSC	76,577	432
Qatar National Bank QPSC	182,998	806

		1,761

Total Qatar		2,549

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(d)	290,070	0
Rostelecom PJSC «(d)	341,490	0
Sistema AFK PAO «	1,963,160	0

		0

ENERGY 0.0%
Gazprom PJSC «(b)	3,725,600	0
LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	4,916,745	0
VTB Bank PJSC «(b)	4,772,723	0

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

VTB Bank PJSC «(b)	1	0

		0

MATERIALS 0.0%
Alrosa PJSC «	2,122,120	0
GMK Norilskiy Nickel PAO «(b)	379,700	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0
Novolipetsk Steel PJSC «	3,113,725	0
Severstal PAO «	339,609	0

		0

UTILITIES 0.0%
Federal Grid Co. - Rosseti PJSC «(b)	591,291,707	1
Inter RAO UES PJSC «	15,264,000	0
Unipro PJSC «(b)	3,938,000	0

		1

Total Russia		1

SAUDI ARABIA 0.8%
COMMUNICATION SERVICES 0.2%
Saudi Telecom Co.	310,327	3,752

FINANCIALS 0.1%
Arab National Bank	103,732	636
Banque Saudi Fransi (b)	353,732	1,748

		2,384

MATERIALS 0.4%
Sahara International Petrochemical Co.	263,299	1,458
Saudi Basic Industries Corp.	324,012	5,502
Yanbu National Petrochemical Co.	155,374	1,433

		8,393

UTILITIES 0.1%
Saudi Electricity Co.	497,877	2,114

Total Saudi Arabia		16,643

SOUTH AFRICA 4.7%
COMMUNICATION SERVICES 0.8%
MTN Group Ltd.	1,714,399	11,522
MultiChoice Group	201,773	1,208
Telkom SA SOC Ltd. (b)	1,659,224	3,360

		16,090

CONSUMER DISCRETIONARY 0.1%
Motus Holdings Ltd.	502,365	2,403
Woolworths Holdings Ltd. (d)	270,270	752

		3,155

CONSUMER STAPLES 0.3%
SPAR Group Ltd. (b)	213,458	1,376
Tiger Brands Ltd.	338,478	5,130

		6,506

ENERGY 0.1%
Exxaro Resources Ltd. (d)	269,922	2,186

FINANCIALS 1.8%
Absa Group Ltd.	454,542	4,388
FirstRand Ltd.	889,741	3,496
Investec Ltd.	170,085	1,062
Momentum Group Ltd.	2,446,244	4,164
Nedbank Group Ltd.	974,789	13,677
Old Mutual Ltd.	6,389,960	4,147
Standard Bank Group Ltd.	636,620	8,318

		39,252

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	2,394,736	1,806

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

INDUSTRIALS 0.1%
Barloworld Ltd.	442,112	2,541

MATERIALS 1.4%
African Rainbow Minerals Ltd.	127,767	1,021
Anglo American Platinum Ltd. (d)	124,323	5,000
Impala Platinum Holdings Ltd.	1,002,319	6,900
Kumba Iron Ore Ltd.	95,006	1,617
Sappi Ltd.	495,151	982
Sibanye Stillwater Ltd.	12,392,959	14,139

		29,659

Total South Africa		101,195

SOUTH KOREA 12.0%
COMMUNICATION SERVICES 1.9%
KT Corp.	861,623	29,020
LG Uplus Corp.	646,863	4,527
NCSoft Corp.	18,100	1,844
SK Telecom Co. Ltd.	160,859	6,059

		41,450

CONSUMER DISCRETIONARY 1.9%
Coway Co. Ltd.	12,031	663
Hankook Tire & Technology Co. Ltd.	68,023	1,831
HL Mando Co. Ltd.	51,417	1,364
Hyundai Mobis Co. Ltd.	15,212	2,707
Hyundai Wia Corp.	37,858	1,144
Kia Corp.	235,120	14,871
LG Electronics, Inc.	266,400	14,052
Lotte Shopping Co. Ltd.	56,718	2,342
Shinsegae, Inc.	18,792	1,752

		40,726

CONSUMER STAPLES 0.8%
Amorepacific Corp.	14,739	1,021
Amorepacific Group	76,138	1,040
E-MART, Inc.	5,468	302
KT&G Corp.	138,589	9,532
LG H&H Co. Ltd.	20,821	4,436

		16,331

ENERGY 0.1%
S-Oil Corp.	55,797	2,130

FINANCIALS 2.6%
BNK Financial Group, Inc.	265,740	1,864
DB Insurance Co. Ltd.	75,081	4,536
Hanwha Life Insurance Co. Ltd.	2,013,361	3,498
Hyundai Marine & Fire Insurance Co. Ltd.	227,306	3,386
KB Financial Group, Inc.	168,903	9,155
Samsung Card Co. Ltd.	87,307	2,388
Samsung Fire & Marine Insurance Co. Ltd.	37,530	9,159
Samsung Life Insurance Co. Ltd.	27,793	1,571
Samsung Securities Co. Ltd.	10,526	326
Shinhan Financial Group Co. Ltd.	463,214	14,824
Woori Financial Group, Inc.	552,231	6,236

		56,943

INDUSTRIALS 2.8%
CJ Corp.	97,878	7,785
CJ Logistics Corp.	16,448	967
Daewoo Engineering & Construction Co. Ltd. (b)	788,700	1,696
DL E&C Co. Ltd.	94,982	2,699
Doosan Bobcat, Inc.	31,148	1,064
Doosan Co. Ltd.	30,700	6,176
GS Engineering & Construction Corp.	205,072	2,376
GS Holdings Corp.	73,554	1,845
Hanwha Corp.	291,753	8,175
HMM Co. Ltd.	101,467	1,355
Hyundai Engineering & Construction Co. Ltd.	426,875	10,488
Hyundai Glovis Co. Ltd.	122,197	9,395
LX International Corp.	196,764	3,389
SK Networks Co. Ltd.	447,449	1,240

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

SK, Inc.	26,729	2,366

		61,016

INFORMATION TECHNOLOGY 0.3%
LG Display Co. Ltd.	905,282	5,456

MATERIALS 1.1%
Hyundai Steel Co.	98,392	1,679
Kumho Petrochemical Co. Ltd.	26,722	2,207
Posco Holdings, Inc.	108,518	20,695

		24,581

UTILITIES 0.5%
Korea Electric Power Corp.	629,078	9,284
Korea Gas Corp.	43,288	1,055

		10,339

Total South Korea		258,972

TAIWAN 9.3%
COMMUNICATION SERVICES 0.3%
Chunghwa Telecom Co. Ltd.	948,000	3,683
Far EasTone Telecommunications Co. Ltd.	555,000	1,546
Taiwan Mobile Co. Ltd.	373,000	1,313

		6,542

CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	1,518,000	2,307
China Motor Corp.	1,015,000	2,232
Pou Chen Corp.	5,759,000	6,175

		10,714

CONSUMER STAPLES 0.1%
Uni-President Enterprises Corp.	680,000	1,658

INDUSTRIALS 5.2%
Evergreen Marine Corp. Taiwan Ltd.	10,347,000	69,373
Far Eastern New Century Corp.	1,941,000	1,938
Wan Hai Lines Ltd.	2,943,000	7,013
Yang Ming Marine Transport Corp.	14,993,000	33,918

		112,242

INFORMATION TECHNOLOGY 3.2%
Asustek Computer, Inc.	33,337	620
AUO Corp.	1,814,000	743
Catcher Technology Co. Ltd.	1,214,000	7,735
Chicony Electronics Co. Ltd.	232,771	1,191
Compal Electronics, Inc.	16,862,000	16,390
FLEXium Interconnect, Inc.	736,000	1,350
General Interface Solution Holding Ltd.	590,871	845
Innolux Corp.	7,639,800	3,514
Micro-Star International Co. Ltd.	339,000	1,674
Novatek Microelectronics Corp.	271,000	4,505
Pegatron Corp.	6,237,000	15,940
Powertech Technology, Inc.	979,000	3,668
Primax Electronics Ltd.	1,085,000	2,732
Radiant Opto-Electronics Corp.	957,000	5,234
Silicon Motion Technology Corp.	9,014	456
Supreme Electronics Co. Ltd.	653,000	1,081
TPK Holding Co. Ltd. (b)	557,000	591

		68,269

MATERIALS 0.0%
Tung Ho Steel Enterprise Corp.	280,000	603

REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	303,000	634

Total Taiwan		200,662

THAILAND 6.5%
COMMUNICATION SERVICES 0.1%
Advanced Info Service PCL	209,400	1,703

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

Jasmine International PCL (b)	29,655,423	1,326

		3,029

CONSUMER DISCRETIONARY 0.1%
Sri Trang Agro-Industry PCL	5,301,300	2,260

CONSUMER STAPLES 0.2%
Charoen Pokphand Foods PCL	5,514,200	3,880

ENERGY 0.9%
Bangchak Corp. PCL	541,200	609
Banpu PCL	3,454,100	422
IRPC PCL	34,918,800	941
PTT PCL	14,782,600	13,961
Star Petroleum Refining PCL	17,759,800	2,840

		18,773

FINANCIALS 4.7%
Bangkok Bank PCL	1,649,800	7,190
Kasikornbank PCL	5,344,100	25,534
Krung Thai Bank PCL	10,246,300	7,306
SCB X PCL	11,118,800	40,410
Thai Life Insurance PCL	6,238,500	2,103
Thanachart Capital PCL	8,390,804	12,325
Tisco Financial Group PCL	2,271,400	6,632

		101,500

HEALTH CARE 0.0%
Sri Trang Gloves Thailand PCL	2,263,700	477

INDUSTRIALS 0.1%
Regional Container Lines PCL	2,252,500	1,567

MATERIALS 0.2%
Indorama Ventures PCL	2,498,500	1,444
PTT Global Chemical PCL	4,312,700	2,199
Siam City Cement PCL	126,300	592

		4,235

REAL ESTATE 0.2%
3BB Internet Infrastructure Fund	3,228,800	544
Land & Houses PCL	14,446,200	1,814
Supalai PCL	1,877,800	887

		3,245

Total Thailand		138,966

TURKEY 0.5%
FINANCIALS 0.4%
Is Yatirim Menkul Degerler AS 'A'	8,224,152	8,725

INDUSTRIALS 0.1%
AG Anadolu Grubu Holding AS	148,774	1,158

Total Turkey		9,883

UNITED ARAB EMIRATES 0.2%
FINANCIALS 0.2%
Abu Dhabi Commercial Bank PJSC	299,819	889
Dubai Islamic Bank PJSC	1,028,730	2,002
Emirates NBD Bank PJSC	302,905	1,666

		4,557

Total United Arab Emirates		4,557

Total Common Stocks (Cost $1,814,607)		1,989,085

PREFERRED STOCKS 6.6%
BRAZIL 6.5%
BANKING & FINANCE 0.1%
Banco Bradesco SA	431,600	958

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

INDUSTRIALS 1.1%
Braskem SA	1,040,000	2,005
Gerdau SA •	5,538,700	15,704
Metalurgica Gerdau SA •	3,471,900	5,445
Usinas Siderurgicas de Minas Gerais SA Usiminas •	1,232,400	1,227

		24,381

UTILITIES 5.3%
Cia Energetica de Minas Gerais ~	5,891,870	10,593
Cia Paranaense de Energia - Copel	4,030,000	7,352
Petroleo Brasileiro SA •	14,665,500	95,501

		113,446

Total Brazil		138,785

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA •	707,320	2,646

Total Chile		2,646

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC	31,237	0
Transneft PJSC	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $154,816)		141,431

REAL ESTATE INVESTMENT TRUSTS 0.3%
MEXICO 0.1%
REAL ESTATE 0.1%
Fibra Uno Administracion SA de CV	944,900	1,104

Total Mexico		1,104

SOUTH AFRICA 0.2%
REAL ESTATE 0.2%
Growthpoint Properties Ltd.	6,991,418	4,951
Redefine Properties Ltd.	3,894,988	890

		5,841

Total South Africa		5,841

Total Real Estate Investment Trusts (Cost $6,754)		6,945

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (e)	989,363	990

Total Mutual Funds (Cost $990)		990

Total Short-Term Instruments (Cost $990)		990

Total Investments in Securities (Cost $1,977,167)		2,138,451

INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
MUTUAL FUNDS 0.9%
PIMCO Government Money Market Fund 4.470% (c)(d)(e)	19,412,180	19,412

Total Mutual Funds (Cost $19,412)		19,412

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	1,123,393	10,935

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $30,349)	30,347

Total Investments in Affiliates (Cost $30,349)	30,347

Total Investments 100.9% (Cost $2,007,516)	$2,168,798
Other Assets and Liabilities, net (0.9)%	(18,663)

Net Assets 100.0%	$2,150,135

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $17,852 were out on loan in exchange for $19,401 of cash collateral as of March 31, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(e)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$3,331	$0	$0	$3,331
	Consumer Discretionary	8,597	0	0	8,597
	Consumer Staples	28,211	0	0	28,211
	Financials	21,431	0	0	21,431
	Industrials	902	0	0	902
	Materials	104,468	0	0	104,468
	Utilities	3,786	0	0	3,786
Chile
	Consumer Discretionary	0	451	0	451
	Consumer Staples	9,512	0	0	9,512
	Financials	0	3,694	0	3,694
	Utilities	3,534	0	0	3,534
China
	Communication Services	0	9,781	0	9,781
	Consumer Discretionary	34,022	22,141	0	56,163
	Consumer Staples	0	7,363	0	7,363
	Energy	0	134,082	0	134,082
	Financials	4,265	244,300	0	248,565
	Health Care	0	15,806	0	15,806
	Industrials	0	44,226	0	44,226
	Information Technology	0	58,233	0	58,233
	Materials	0	40,374	0	40,374
	Real Estate	0	15,299	0	15,299
	Utilities	0	3,121	0	3,121
Greece
	Communication Services	0	6,805	0	6,805
	Energy	0	2,844	0	2,844
	Industrials	3,902	0	0	3,902
Hong Kong
	Financials	0	13,423	0	13,423
	Industrials	0	11,202	0	11,202
	Materials	0	575	0	575
	Utilities	0	27,327	0	27,327
India
	Communication Services	0	8,593	0	8,593
	Consumer Discretionary	0	4,917	0	4,917
	Consumer Staples	0	2,048	0	2,048
	Energy	0	83,641	0	83,641
	Financials	0	48,419	0	48,419
	Health Care	0	2,329	0	2,329
	Industrials	0	4,716	0	4,716
	Information Technology	0	1,508	0	1,508
	Materials	0	85,370	0	85,370
	Utilities	0	23,606	0	23,606
Indonesia
	Communication Services	0	5,797	0	5,797
	Consumer Staples	0	1,760	0	1,760

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

Energy	4,493	9,035	0	13,528
Industrials	0	3,286	0	3,286
Materials	0	1,214	0	1,214
Utilities	0	4,067	0	4,067
Kuwait
Communication Services	0	1,003	0	1,003
Malaysia
Consumer Discretionary	0	1,519	0	1,519
Energy	0	539	0	539
Financials	1,585	10,785	0	12,370
Health Care	0	6,488	0	6,488
Industrials	0	5,179	0	5,179
Real Estate	0	644	0	644
Utilities	0	3,262	0	3,262
Mexico
Communication Services	370	0	0	370
Consumer Discretionary	409	0	0	409
Consumer Staples	5,732	0	0	5,732
Financials	2,321	0	0	2,321
Industrials	7,956	0	0	7,956
Materials	14,415	0	0	14,415
Philippines
Communication Services	0	1,820	0	1,820
Energy	1,686	0	0	1,686
Financials	0	215	0	215
Industrials	2,068	0	0	2,068
Poland
Communication Services	0	2,330	0	2,330
Financials	0	2,494	0	2,494
Utilities	0	1,030	0	1,030
Qatar
Communication Services	788	0	0	788
Financials	0	1,761	0	1,761
Russia
Utilities	0	0	1	1
Saudi Arabia
Communication Services	3,752	0	0	3,752
Financials	0	2,384	0	2,384
Materials	5,502	2,891	0	8,393
Utilities	0	2,114	0	2,114
South Africa
Communication Services	16,090	0	0	16,090
Consumer Discretionary	752	2,403	0	3,155
Consumer Staples	6,506	0	0	6,506
Energy	0	2,186	0	2,186
Financials	26,376	12,876	0	39,252
Health Care	1,806	0	0	1,806
Industrials	0	2,541	0	2,541
Materials	1,617	28,042	0	29,659
South Korea
Communication Services	0	41,450	0	41,450
Consumer Discretionary	0	40,726	0	40,726
Consumer Staples	0	16,331	0	16,331
Energy	0	2,130	0	2,130
Financials	0	56,943	0	56,943
Industrials	0	61,016	0	61,016
Information Technology	0	5,456	0	5,456
Materials	0	24,581	0	24,581
Utilities	0	10,339	0	10,339
Taiwan
Communication Services	0	6,542	0	6,542
Consumer Discretionary	0	10,714	0	10,714
Consumer Staples	0	1,658	0	1,658
Industrials	0	112,242	0	112,242
Information Technology	456	67,813	0	68,269
Materials	0	603	0	603
Real Estate	0	634	0	634
Thailand
Communication Services	0	3,029	0	3,029
Consumer Discretionary	0	2,260	0	2,260
Consumer Staples	0	3,880	0	3,880
Energy	0	18,773	0	18,773
Financials	0	101,500	0	101,500
Health Care	0	477	0	477
Industrials	0	1,567	0	1,567
Materials	592	3,643	0	4,235
Real Estate	0	3,245	0	3,245
Turkey
Financials	8,725	0	0	8,725
Industrials	1,158	0	0	1,158
United Arab Emirates
Financials	1,666	2,891	0	4,557
Preferred Stocks
Brazil
Banking & Finance	958	0	0	958
Industrials	24,381	0	0	24,381

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2025 (Unaudited)

Utilities	113,446	0	0	113,446
Chile
Industrials	0	2,646	0	2,646
Real Estate Investment Trusts
Mexico
Real Estate	1,104	0	0	1,104
South Africa
Real Estate	0	5,841	0	5,841
Short-Term Instruments
Mutual Funds	0	990	0	990

	$482,671	$1,655,779	$1	$2,138,451
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	19,412	0	0	19,412
Central Funds Used for Cash Management Purposes	10,935	0	0	10,935

Total Investments	$513,018	$1,655,779	$1	$2,168,798

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAE Global ex-US Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (b)	45,130	$45

Total Short-Term Instruments (Cost $45)		45

Total Investments in Securities (Cost $45)		45

INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	2,675,737	27,854
PIMCO RAE International Fund	9,776,554	78,017

Total Mutual Funds (Cost $104,802)		105,871

Total Investments in Affiliates (Cost $104,802)		105,871

Total Investments 99.9% (Cost $104,847)		$105,916
Other Assets and Liabilities, net 0.1%		112

Net Assets 100.0%		$106,028

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Short-Term Instruments
Mutual Funds	$0	$45	$0	$45

	$0	$45	$0	$45
Investments in Affiliates, at Value
Mutual Funds
United States	105,871	0	0	105,871

Total Investments	$105,871	$45	$0	$105,916

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAE International Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
COMMON STOCKS 94.6%
AUSTRALIA 3.4%
COMMUNICATION SERVICES 0.2%
Telstra Group Ltd.	299,760	$792

CONSUMER DISCRETIONARY 0.2%
JB Hi-Fi Ltd.	15,140	885

CONSUMER STAPLES 0.0%
Metcash Ltd.	82,872	165

ENERGY 0.0%
Viva Energy Group Ltd.	130,692	140

FINANCIALS 0.4%
Suncorp Group Ltd.	166,050	2,011

INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	455,735	886
Brambles Ltd.	32,709	413
Downer EDI Ltd.	193,511	660

		1,959

MATERIALS 1.0%
Rio Tinto Ltd.	63,741	4,625
Sims Ltd.	18,075	167

		4,792

UTILITIES 1.2%
AGL Energy Ltd.	845,606	5,582

Total Australia		16,326

AUSTRIA 0.6%
INDUSTRIALS 0.0%
Strabag SE	2,287	163

MATERIALS 0.6%
voestalpine AG	84,883	2,077
Wienerberger AG	19,765	659

		2,736

Total Austria		2,899

BELGIUM 1.1%
COMMUNICATION SERVICES 0.2%
Proximus SADP	147,908	1,093

CONSUMER STAPLES 0.1%
Colruyt Group NV	7,871	324

FINANCIALS 0.7%
Ageas SA	51,928	3,113

HEALTH CARE 0.1%
UCB SA	1,773	312

INDUSTRIALS 0.0%
bpost SA	93,786	147

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

MATERIALS 0.0%
Bekaert SA	5,234	188

Total Belgium		5,177

CANADA 7.3%
CONSUMER DISCRETIONARY 1.7%
Canadian Tire Corp. Ltd. 'A'	2,951	307
Magna International, Inc.	227,467	7,731

		8,038

CONSUMER STAPLES 0.3%
Empire Co. Ltd. 'A'	10,900	365
George Weston Ltd.	3,661	624
Loblaw Cos., Ltd.	4,000	561

		1,550

ENERGY 2.4%
Imperial Oil Ltd.	10,900	787
Suncor Energy, Inc.	282,841	10,952

		11,739

FINANCIALS 1.1%
Bank of Nova Scotia (c)	19,500	925
CI Financial Corp. (c)	93,251	2,020
IGM Financial, Inc.	10,600	326
Manulife Financial Corp.	32,000	997
Onex Corp.	12,410	831
Sun Life Financial, Inc.	7,153	409

		5,508

HEALTH CARE 0.1%
Bausch Health Cos., Inc. (a)	44,300	287

INDUSTRIALS 0.1%
Finning International, Inc.	17,100	481

INFORMATION TECHNOLOGY 0.1%
CGI, Inc.	3,700	369

MATERIALS 1.2%
Canfor Corp. (a)	19,300	203
Nutrien Ltd. (c)	67,800	3,365
West Fraser Timber Co. Ltd.	28,100	2,158

		5,726

UTILITIES 0.3%
Atco Ltd. 'I'	40,781	1,420

Total Canada		35,118

DENMARK 2.6%
HEALTH CARE 0.1%
H Lundbeck AS	137,534	693
H Lundbeck AS 'A'	315	1

		694

INDUSTRIALS 2.5%
AP Moller - Maersk AS 'B'	6,742	11,734
D/S Norden AS	13,194	333

		12,067

Total Denmark		12,761

FINLAND 2.3%
CONSUMER STAPLES 0.2%
Kesko Oyj 'B'	52,160	1,066

FINANCIALS 0.5%
Sampo Oyj 'A'	224,785	2,154

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

INDUSTRIALS 0.2%
Kone Oyj 'B'	19,140	1,056

INFORMATION TECHNOLOGY 0.8%
Nokia Oyj	726,003	3,824

MATERIALS 0.2%
Outokumpu Oyj	312,600	1,179

UTILITIES 0.4%
Fortum Oyj	121,407	1,988

Total Finland		11,267

FRANCE 4.4%
COMMUNICATION SERVICES 0.2%
Orange SA	74,964	971

CONSUMER DISCRETIONARY 1.4%
Cie Generale des Etablissements Michelin SCA	39,722	1,396
Renault SA	69,185	3,505
Valeo SE	213,653	2,006

		6,907

CONSUMER STAPLES 0.1%
Carrefour SA	26,025	372

FINANCIALS 0.3%
Amundi SA	2,578	202
AXA SA	27,375	1,170

		1,372

HEALTH CARE 1.8%
Sanofi SA	79,617	8,815

INDUSTRIALS 0.6%
Cie de Saint-Gobain SA	28,921	2,881

Total France		21,318

GERMANY 6.9%
CONSUMER DISCRETIONARY 1.1%
Bayerische Motoren Werke AG	30,281	2,442
Mercedes-Benz Group AG	52,630	3,109

		5,551

HEALTH CARE 1.4%
Bayer AG	127,109	3,047
BioNTech SE (a)	17,502	1,594
Fresenius Medical Care AG	7,405	368
Fresenius SE & Co. KGaA	41,915	1,790

		6,799

INDUSTRIALS 0.0%
Hapag-Lloyd AG	1,145	173

MATERIALS 4.4%
Aurubis AG	11,729	1,113
BASF SE	239,985	12,030
Heidelberg Materials AG	45,916	7,915

		21,058

Total Germany		33,581

HONG KONG 3.0%
COMMUNICATION SERVICES 0.1%
PCCW Ltd.	307,000	191

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY 0.2%
Skyworth Group Ltd.	1,362,215	496
Yue Yuen Industrial Holdings Ltd.	396,500	637

		1,133

CONSUMER STAPLES 0.7%
First Pacific Co. Ltd.	228,000	138
WH Group Ltd.	3,572,000	3,280

		3,418

INDUSTRIALS 0.8%
CTF Services Ltd.	102,000	94
Hutchison Port Holdings Trust	2,422,500	407
Jardine Matheson Holdings Ltd.	20,700	874
SITC International Holdings Co. Ltd.	234,000	636
Swire Pacific Ltd. 'A'	203,000	1,790
Xinyi Glass Holdings Ltd.	122,000	121

		3,922

INFORMATION TECHNOLOGY 0.4%
Kingboard Holdings Ltd.	312,500	893
Kingboard Laminates Holdings Ltd.	700,500	809

		1,702

REAL ESTATE 0.8%
CK Asset Holdings Ltd.	243,500	985
Hang Lung Properties Ltd.	126,000	108
Kerry Properties Ltd.	252,000	595
New World Development Co. Ltd.	107,000	68
Sino Land Co. Ltd.	196,000	196
Sun Hung Kai Properties Ltd.	164,500	1,567
Wharf Holdings Ltd.	224,000	532

		4,051

UTILITIES 0.0%
China Gas Holdings Ltd.	102,400	93

Total Hong Kong		14,510

ISRAEL 1.6%
COMMUNICATION SERVICES 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	435,302	643

ENERGY 0.1%
Oil Refineries Ltd.	1,886,954	449
Paz Retail & Energy Ltd.	1,425	188

		637

FINANCIALS 0.1%
Plus500 Ltd.	15,682	556

INDUSTRIALS 0.9%
ZIM Integrated Shipping Services Ltd. (c)	291,229	4,249

INFORMATION TECHNOLOGY 0.3%
Check Point Software Technologies Ltd. (a)	5,657	1,289

MATERIALS 0.0%
ICL Group Ltd.	12,980	74

REAL ESTATE 0.0%
G City Ltd.	38,061	117

Total Israel		7,565

ITALY 0.8%
COMMUNICATION SERVICES 0.4%
Telecom Italia SpA	5,739,343	1,939

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

FINANCIALS 0.1%
Unipol Assicurazioni SpA	17,028	273

UTILITIES 0.3%
Enel SpA	187,668	1,521

Total Italy		3,733

JAPAN 20.4%
COMMUNICATION SERVICES 0.2%
Hakuhodo DY Holdings, Inc.	29,600	215
KDDI Corp.	4,000	63
Nippon Telegraph & Telephone Corp. (c)	542,300	524
Nippon Television Holdings, Inc.	17,200	353

		1,155

CONSUMER DISCRETIONARY 2.5%
Bic Camera, Inc.	39,900	418
Bridgestone Corp.	17,000	683
DCM Holdings Co. Ltd.	26,000	242
EDION Corp.	80,200	1,005
Isuzu Motors Ltd. (c)	66,000	897
Izumi Co. Ltd.	12,300	260
K's Holdings Corp.	116,600	1,061
Nikon Corp. (c)	83,500	829
Paltac Corp.	12,500	333
Panasonic Holdings Corp.	174,900	2,087
Sekisui House Ltd.	43,300	969
Shimamura Co. Ltd.	12,700	728
Subaru Corp.	43,100	772
Tokai Rika Co. Ltd.	10,000	150
TS Tech Co. Ltd.	13,500	152
Yamada Holdings Co. Ltd.	521,400	1,497
Yamaha Corp.	10,700	83

		12,166

CONSUMER STAPLES 1.4%
Arcs Co. Ltd.	14,100	274
Coca-Cola Bottlers Japan Holdings, Inc.	44,700	729
H2O Retailing Corp.	72,700	1,104
Itoham Yonekyu Holdings, Inc.	15,680	438
Kao Corp.	17,100	740
Kewpie Corp.	12,500	244
MEIJI Holdings Co. Ltd.	51,800	1,122
Mitsubishi Shokuhin Co. Ltd.	9,300	306
Morinaga Milk Industry Co. Ltd.	11,600	241
Sugi Holdings Co. Ltd.	41,100	771
Tsuruha Holdings, Inc.	7,200	447
United Super Markets Holdings, Inc.	39,700	218

		6,634

ENERGY 0.1%
Idemitsu Kosan Co. Ltd.	71,100	503

FINANCIALS 5.5%
Dai-ichi Life Holdings, Inc.	190,800	1,457
Japan Post Holdings Co. Ltd.	1,829,000	18,340
Japan Post Insurance Co. Ltd.	17,300	353
MS&AD Insurance Group Holdings, Inc.	251,100	5,461
Sompo Holdings, Inc.	31,600	962

		26,573

HEALTH CARE 1.0%
Alfresa Holdings Corp.	76,400	1,081
Astellas Pharma, Inc.	43,300	422
Medipal Holdings Corp.	88,800	1,386
Sumitomo Pharma Co. Ltd.	161,700	793
Suzuken Co. Ltd.	44,300	1,463

		5,145

INDUSTRIALS 3.0%
AGC, Inc.	34,800	1,059
Amada Co. Ltd. (c)	46,900	457
COMSYS Holdings Corp.	24,200	515
Dai Nippon Printing Co. Ltd.	129,000	1,837
Furukawa Electric Co. Ltd. (c)	25,600	865

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

Hanwa Co. Ltd.	3,100	102
Hino Motors Ltd.	240,100	678
Inabata & Co. Ltd.	24,800	526
JGC Holdings Corp.	7,000	55
Kamigumi Co. Ltd.	9,500	222
Kandenko Co. Ltd.	36,900	665
Kinden Corp.	2,500	56
Nagase & Co. Ltd.	4,700	84
Nisshinbo Holdings, Inc.	19,800	121
Persol Holdings Co. Ltd.	850,700	1,417
Sankyu, Inc.	10,100	415
Seino Holdings Co. Ltd.	43,000	663
Sekisui Chemical Co. Ltd. (c)	68,200	1,163
SG Holdings Co. Ltd.	5,600	56
Sohgo Security Services Co. Ltd.	20,900	157
Sumitomo Heavy Industries Ltd.	3,100	64
TOPPAN Holdings, Inc.	32,200	880
Yamato Holdings Co. Ltd. (c)	182,400	2,390

		14,447

INFORMATION TECHNOLOGY 4.1%
Alps Alpine Co. Ltd.	126,400	1,293
Brother Industries Ltd. (c)	52,400	949
Canon Marketing Japan, Inc.	17,200	587
Canon, Inc.	186,550	5,817
Fujitsu Ltd.	328,900	6,545
Konica Minolta, Inc.	209,400	708
Nippon Electric Glass Co. Ltd.	9,000	210
Omron Corp.	15,000	424
Otsuka Corp.	4,100	89
Ricoh Co. Ltd. (c)	58,500	619
Seiko Epson Corp. (c)	70,300	1,126
Taiyo Yuden Co. Ltd. (c)	55,100	918
TIS, Inc.	17,400	481

		19,766

MATERIALS 1.4%
Daicel Corp.	58,100	506
Denka Co. Ltd. (c)	23,800	340
Dowa Holdings Co. Ltd.	10,100	314
JFE Holdings, Inc. (c)	17,600	216
Kaneka Corp.	8,600	220
Kansai Paint Co. Ltd.	7,900	113
Mitsubishi Chemical Group Corp.	217,500	1,075
Mitsubishi Gas Chemical Co., Inc.	14,500	226
Mitsubishi Materials Corp. (c)	57,600	945
Mitsui Mining & Smelting Co. Ltd.	6,200	182
Nippon Shokubai Co. Ltd.	24,300	283
Nitto Denko Corp.	35,200	651
Sumitomo Chemical Co. Ltd.	113,100	274
Teijin Ltd.	6,000	53
Toyo Seikan Group Holdings Ltd.	60,600	992
UBE Corp. (c)	21,200	309

		6,699

REAL ESTATE 0.6%
Daito Trust Construction Co. Ltd.	29,000	2,967

UTILITIES 0.6%
Chubu Electric Power Co., Inc.	126,500	1,372
Electric Power Development Co. Ltd. 'C' (c)	75,100	1,269
Toho Gas Co. Ltd.	10,700	295

		2,936

Total Japan		98,991

LUXEMBOURG 2.4%
MATERIALS 2.4%
ArcelorMittal SA	409,406	11,826

Total Luxembourg		11,826

NETHERLANDS 6.5%
CONSUMER STAPLES 4.2%
Koninklijke Ahold Delhaize NV	547,046	20,435

FINANCIALS 1.4%
ABN AMRO Bank NV - Dutch Certificate	13,813	291

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

NN Group NV	116,301	6,472

		6,763

INDUSTRIALS 0.7%
Randstad NV (c)	87,700	3,645

MATERIALS 0.2%
Akzo Nobel NV	12,115	746

Total Netherlands		31,589

NEW ZEALAND 0.1%
INDUSTRIALS 0.1%
Air New Zealand Ltd.	202,808	72
Fletcher Building Ltd.	70,502	132

		204

UTILITIES 0.0%
Contact Energy Ltd.	11,532	60

Total New Zealand		264

NORWAY 1.4%
COMMUNICATION SERVICES 0.4%
Telenor ASA	143,932	2,057

CONSUMER STAPLES 0.0%
Leroy Seafood Group ASA	42,027	197

ENERGY 0.1%
DNO ASA	292,525	387

INDUSTRIALS 0.1%
Golden Ocean Group Ltd.	53,187	426

MATERIALS 0.8%
Yara International ASA	126,114	3,804

Total Norway		6,871

PORTUGAL 0.0%
MATERIALS 0.0%
Navigator Co. SA	64,210	227

Total Portugal		227

RUSSIA 0.0%
MATERIALS 0.0%
Evraz PLC «(a)	238,175	0

Total Russia		0

SINGAPORE 0.4%
COMMUNICATION SERVICES 0.1%
JOYY, Inc. ADR	13,569	569

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	784,800	851
Jardine Cycle & Carriage Ltd.	23,700	465

		1,316

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	11,200	103

Total Singapore		1,988

SPAIN 2.9%
COMMUNICATION SERVICES 2.3%
Telefonica SA (c)	2,369,399	11,168

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

FINANCIALS 0.4%
Mapfre SA	734,636	2,264

UTILITIES 0.2%
Endesa SA	11,739	311
Naturgy Energy Group SA	19,571	544

		855

Total Spain		14,287

SWEDEN 2.5%
COMMUNICATION SERVICES 0.3%
Tele2 AB 'B'	81,729	1,102
Telia Co. AB	111,880	404

		1,506

CONSUMER DISCRETIONARY 0.3%
Electrolux AB 'B' (a)	92,763	760
H & M Hennes & Mauritz AB 'B'	50,581	667

		1,427

INDUSTRIALS 0.5%
Peab AB 'B'	93,022	712
Skanska AB 'B'	66,535	1,469

		2,181

INFORMATION TECHNOLOGY 1.3%
Telefonaktiebolaget LM Ericsson 'B'	790,192	6,148

REAL ESTATE 0.1%
Samhallsbyggnadsbolaget i Norden AB	1,904,560	644

Total Sweden		11,906

SWITZERLAND 8.6%
CONSUMER DISCRETIONARY 0.3%
Swatch Group AG	8,080	1,393

FINANCIALS 0.3%
Swiss Life Holding AG	177	162
Zurich Insurance Group AG	1,721	1,201

		1,363

HEALTH CARE 5.3%
Novartis AG	30,266	3,362
Roche Holding AG	66,495	21,885
Sandoz Group AG	13,847	581

		25,828

INDUSTRIALS 0.1%
Adecco Group AG	19,100	574

MATERIALS 2.6%
Glencore PLC	3,369,451	12,333

Total Switzerland		41,491

UNITED KINGDOM 15.4%
COMMUNICATION SERVICES 3.9%
BT Group PLC	312,488	670
Vodafone Group PLC	19,525,230	18,347

		19,017

CONSUMER DISCRETIONARY 1.6%
Currys PLC	628,710	707
Kingfisher PLC	696,192	2,293
Pearson PLC	9,554	151
Persimmon PLC	189,891	2,937

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

Taylor Wimpey PLC	1,178,182	1,655

		7,743

CONSUMER STAPLES 2.3%
British American Tobacco PLC	138,793	5,694
Imperial Brands PLC	144,163	5,334

		11,028

FINANCIALS 3.1%
Aberdeen Group PLC	462,382	927
Direct Line Insurance Group PLC	802,080	2,919
M&G PLC	760,292	1,959
NatWest Group PLC	1,599,568	9,444

		15,249

HEALTH CARE 1.2%
GSK PLC	292,675	5,593

INDUSTRIALS 0.7%
International Distribution Services PLC	670,975	3,146

MATERIALS 1.9%
Rio Tinto PLC	156,498	9,391

UTILITIES 0.7%
Centrica PLC	1,807,539	3,500

Total United Kingdom		74,667

Total Common Stocks (Cost $385,429)		458,362

PREFERRED STOCKS 3.7%
GERMANY 3.7%
INDUSTRIALS 3.7%
Volkswagen AG •	175,484	17,906

Total Preferred Stocks (Cost $16,688)		17,906

REAL ESTATE INVESTMENT TRUSTS 0.2%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Scentre Group	116,088	246

Total Australia		246

CANADA 0.1%
REAL ESTATE 0.1%
H&R Real Estate Investment Trust	50,686	354
RioCan Real Estate Investment Trust (c)	28,542	340

		694

Total Canada		694

Total Real Estate Investment Trusts (Cost $864)		940

Total Investments in Securities (Cost $402,981)		477,208

INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
MUTUAL FUNDS 7.5%
PIMCO Government Money Market Fund 4.470% (b)(c)(d)	36,284,427	36,284

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	1,308	13

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $36,297)	36,297

Total Investments in Affiliates (Cost $36,297)	36,297

Total Investments 106.0% (Cost $439,278)	$513,505
Other Assets and Liabilities, net (6.0)%	(29,291)

Net Assets 100.0%	$484,214

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $35,020 were out on loan in exchange for $37,552 of cash collateral as of March 31, 2025.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services	$0	$792	$0	$792
	Consumer Discretionary	0	885	0	885
	Consumer Staples	0	165	0	165
	Energy	0	140	0	140
	Financials	0	2,011	0	2,011
	Industrials	0	1,959	0	1,959
	Materials	0	4,792	0	4,792
	Utilities	0	5,582	0	5,582
Austria
	Industrials	163	0	0	163
	Materials	0	2,736	0	2,736
Belgium
	Communication Services	0	1,093	0	1,093
	Consumer Staples	324	0	0	324
	Financials	0	3,113	0	3,113
	Health Care	0	312	0	312
	Industrials	0	147	0	147
	Materials	0	188	0	188
Canada
	Consumer Discretionary	8,038	0	0	8,038
	Consumer Staples	1,550	0	0	1,550
	Energy	11,739	0	0	11,739
	Financials	5,508	0	0	5,508
	Health Care	287	0	0	287
	Industrials	481	0	0	481
	Information Technology	369	0	0	369
	Materials	5,726	0	0	5,726
	Utilities	1,420	0	0	1,420
Denmark
	Health Care	0	694	0	694
	Industrials	0	12,067	0	12,067
Finland
	Consumer Staples	0	1,066	0	1,066
	Financials	0	2,154	0	2,154
	Industrials	0	1,056	0	1,056
	Information Technology	0	3,824	0	3,824
	Materials	0	1,179	0	1,179
	Utilities	0	1,988	0	1,988
France
	Communication Services	0	971	0	971
	Consumer Discretionary	0	6,907	0	6,907
	Consumer Staples	0	372	0	372
	Financials	0	1,372	0	1,372
	Health Care	0	8,815	0	8,815
	Industrials	0	2,881	0	2,881
Germany
	Consumer Discretionary	0	5,551	0	5,551
	Health Care	1,594	5,205	0	6,799
	Industrials	0	173	0	173
	Materials	0	21,058	0	21,058
Hong Kong
	Communication Services	191	0	0	191
	Consumer Discretionary	0	1,133	0	1,133
	Consumer Staples	0	3,418	0	3,418
	Industrials	2,833	1,089	0	3,922
	Information Technology	0	1,702	0	1,702

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

Real Estate	532	3,519	0	4,051
Utilities	0	93	0	93
Israel
Communication Services	0	643	0	643
Energy	188	449	0	637
Financials	556	0	0	556
Industrials	4,249	0	0	4,249
Information Technology	1,289	0	0	1,289
Materials	0	74	0	74
Real Estate	0	117	0	117
Italy
Communication Services	0	1,939	0	1,939
Financials	0	273	0	273
Utilities	1,521	0	0	1,521
Japan
Communication Services	0	1,155	0	1,155
Consumer Discretionary	0	12,166	0	12,166
Consumer Staples	1,340	5,294	0	6,634
Energy	0	503	0	503
Financials	0	26,573	0	26,573
Health Care	0	5,145	0	5,145
Industrials	0	14,447	0	14,447
Information Technology	0	19,766	0	19,766
Materials	0	6,699	0	6,699
Real Estate	0	2,967	0	2,967
Utilities	0	2,936	0	2,936
Luxembourg
Materials	0	11,826	0	11,826
Netherlands
Consumer Staples	0	20,435	0	20,435
Financials	0	6,763	0	6,763
Industrials	0	3,645	0	3,645
Materials	0	746	0	746
New Zealand
Industrials	72	132	0	204
Utilities	0	60	0	60
Norway
Communication Services	0	2,057	0	2,057
Consumer Staples	197	0	0	197
Energy	0	387	0	387
Industrials	426	0	0	426
Materials	0	3,804	0	3,804
Portugal
Materials	0	227	0	227
Singapore
Communication Services	569	0	0	569
Industrials	0	1,316	0	1,316
Information Technology	0	103	0	103
Spain
Communication Services	0	11,168	0	11,168
Financials	0	2,264	0	2,264
Utilities	855	0	0	855
Sweden
Communication Services	1,506	0	0	1,506
Consumer Discretionary	0	1,427	0	1,427
Industrials	0	2,181	0	2,181
Information Technology	0	6,148	0	6,148
Real Estate	0	644	0	644
Switzerland
Consumer Discretionary	0	1,393	0	1,393
Financials	0	1,363	0	1,363
Health Care	0	25,828	0	25,828
Industrials	0	574	0	574
Materials	0	12,333	0	12,333
United Kingdom
Communication Services	0	19,017	0	19,017
Consumer Discretionary	707	7,036	0	7,743
Consumer Staples	0	11,028	0	11,028
Financials	0	15,249	0	15,249
Health Care	0	5,593	0	5,593
Industrials	3,146	0	0	3,146
Materials	0	9,391	0	9,391
Utilities	0	3,500	0	3,500
Preferred Stocks
Germany
Industrials	0	17,906	0	17,906
Real Estate Investment Trusts
Australia
Real Estate	0	246	0	246
Canada
Real Estate	694	0	0	694

	$58,070	$419,138	$0	$477,208
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	36,284	0	0	36,284

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2025 (Unaudited)

Central Funds Used for Cash Management Purposes	13	0	0	13

	$36,297	$0	$0	$36,297

Total Investments	$94,367	$419,138	$0	$513,505

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAE US Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 98.8%
UNITED KINGDOM 0.1%
COMMUNICATION SERVICES 0.1%
Liberty Global Ltd. 'C' (a)	107,783	$1,290

Total United Kingdom		1,290

UNITED STATES 98.7%
COMMUNICATION SERVICES 5.0%
Charter Communications, Inc. 'A' (a)	85,316	31,442
Comcast Corp. 'A'	132,017	4,871
Electronic Arts, Inc.	42,840	6,191
Fox Corp. 'A'	127,850	7,236
Lumen Technologies, Inc. (a)	1,883,960	7,385
Omnicom Group, Inc.	30,961	2,567
Paramount Global 'B' (c)	679,912	8,132

		67,824

CONSUMER DISCRETIONARY 7.1%
Advance Auto Parts, Inc.	135,224	5,302
AutoNation, Inc. (a)	29,116	4,714
Best Buy Co., Inc.	247,534	18,221
Dick's Sporting Goods, Inc.	12,493	2,518
eBay, Inc.	317,400	21,498
Foot Locker, Inc. (a)	113,858	1,605
Gap, Inc.	59,675	1,230
Kohl's Corp. (c)	757,123	6,193
LKQ Corp.	30,799	1,310
Lowe's Cos., Inc.	22,403	5,225
Macy's, Inc.	680,738	8,550
NVR, Inc. (a)	902	6,534
PulteGroup, Inc.	29,257	3,008
PVH Corp.	21,376	1,382
Ralph Lauren Corp.	8,474	1,871
Tapestry, Inc.	75,330	5,304
Whirlpool Corp.	30,574	2,756

		97,221

CONSUMER STAPLES 12.7%
Altria Group, Inc.	573,885	34,445
Archer-Daniels-Midland Co.	45,752	2,197
Dollar General Corp.	143,594	12,626
Estee Lauder Cos., Inc. 'A'	61,516	4,060
Kroger Co.	500,153	33,855
Target Corp.	191,529	19,988
Tyson Foods, Inc. 'A'	138,243	8,821
Walgreens Boots Alliance, Inc.	899,781	10,051
Walmart, Inc.	552,868	48,536

		174,579

ENERGY 7.8%
Marathon Petroleum Corp.	289,270	42,144
Phillips 66	184,305	22,758
Valero Energy Corp.	311,052	41,081
World Kinect Corp.	14,787	419

		106,402

FINANCIALS 9.3%
Aflac, Inc.	31,937	3,551
Ally Financial, Inc.	293,481	10,703
American Financial Group, Inc.	18,996	2,495
American International Group, Inc.	229,092	19,917
Ameriprise Financial, Inc.	1,768	856
Capital One Financial Corp.	11,956	2,144
Comerica, Inc.	66,982	3,956

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2025 (Unaudited)

Corebridge Financial, Inc.	127,162	4,014
Fidelity National Financial, Inc.	23,523	1,531
First American Financial Corp.	33,697	2,212
Franklin Resources, Inc.	141,437	2,723
Invesco Ltd.	241,336	3,661
Jefferies Financial Group, Inc.	36,502	1,955
Old Republic International Corp.	45,566	1,787
OneMain Holdings, Inc.	40,970	2,003
PayPal Holdings, Inc. (a)	30,657	2,000
Principal Financial Group, Inc.	37,195	3,138
Synchrony Financial	612,774	32,440
T. Rowe Price Group, Inc.	80,241	7,372
Travelers Cos., Inc.	49,640	13,128
Unum Group	37,633	3,066
Zions Bancorp NA	52,224	2,604

		127,256

HEALTH CARE 17.9%
Amgen, Inc.	14,701	4,580
Biogen, Inc. (a)	106,059	14,513
Bristol-Myers Squibb Co.	391,334	23,867
Cardinal Health, Inc.	154,203	21,245
Centene Corp. (a)	122,947	7,464
Cigna Group	21,823	7,180
DaVita, Inc. (a)	84,921	12,990
GE HealthCare Technologies, Inc.	76,267	6,156
Gilead Sciences, Inc.	438,991	49,189
Humana, Inc.	79,123	20,936
Labcorp Holdings, Inc.	14,306	3,330
McKesson Corp.	4,682	3,151
Organon & Co.	284,682	4,239
Pfizer, Inc.	2,103,452	53,301
Quest Diagnostics, Inc.	26,718	4,521
Universal Health Services, Inc. 'B'	47,293	8,886

		245,548

INDUSTRIALS 7.6%
3M Co.	283,869	41,689
Avis Budget Group, Inc. (a)	10,444	793
CH Robinson Worldwide, Inc.	86,342	8,841
CSX Corp.	300,887	8,855
Expeditors International of Washington, Inc.	55,523	6,677
Hertz Global Holdings, Inc. (a)(c)	373,171	1,470
Honeywell International, Inc.	3,739	792
Leidos Holdings, Inc.	25,760	3,476
Lockheed Martin Corp.	22,428	10,019
ManpowerGroup, Inc.	94,921	5,494
Masco Corp.	23,469	1,632
Norfolk Southern Corp.	41,500	9,829
Robert Half, Inc.	46,108	2,515
Union Pacific Corp.	10,559	2,495

		104,577

INFORMATION TECHNOLOGY 24.8%
Amdocs Ltd.	33,712	3,085
Apple, Inc.	273,193	60,684
Applied Materials, Inc.	159,729	23,180
Arrow Electronics, Inc. (a)	61,011	6,335
Avnet, Inc.	112,312	5,401
Cisco Systems, Inc.	989,567	61,066
Cognizant Technology Solutions Corp. 'A'	155,021	11,859
Corning, Inc.	118,218	5,412
DXC Technology Co. (a)	125,363	2,138
Hewlett Packard Enterprise Co.	980,097	15,123
HP, Inc.	700,338	19,392
Intel Corp.	542,110	12,311
Juniper Networks, Inc.	266,382	9,640
Kyndryl Holdings, Inc. (a)	148,890	4,675
Lam Research Corp.	60,428	4,393
Micron Technology, Inc.	29,644	2,576
NetApp, Inc.	141,277	12,410
Oracle Corp.	20,920	2,925
Qorvo, Inc. (a)	85,423	6,186
QUALCOMM, Inc.	192,066	29,503
Sandisk Corp. (a)	96,027	4,572
Seagate Technology Holdings PLC	204,075	17,336
Skyworks Solutions, Inc.	26,152	1,690
Teradyne, Inc.	66,272	5,474
Western Digital Corp. (a)	287,981	11,643

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2025 (Unaudited)

Xerox Holdings Corp.	303,816	1,467

		340,476

MATERIALS 3.0%
Cleveland-Cliffs, Inc. (a)	56,583	465
DuPont de Nemours, Inc.	37,472	2,799
Eastman Chemical Co.	34,913	3,076
Huntsman Corp.	133,051	2,101
International Paper Co.	177,167	9,452
LyondellBasell Industries NV 'A'	101,108	7,118
Mosaic Co.	78,318	2,115
Reliance, Inc.	14,517	4,192
Steel Dynamics, Inc.	35,738	4,470
U.S. Steel Corp.	126,365	5,340

		41,128

REAL ESTATE 1.0%
CBRE Group, Inc. 'A' (a)	53,458	6,991
Jones Lang LaSalle, Inc. (a)	26,702	6,620

		13,611

UTILITIES 2.5%
Consolidated Edison, Inc.	27,195	3,007
Evergy, Inc.	144,859	9,988
NRG Energy, Inc.	59,486	5,678
PPL Corp.	160,870	5,809
Southern Co.	23,368	2,149
UGI Corp.	134,068	4,434
WEC Energy Group, Inc.	32,253	3,515

		34,580

Total United States		1,353,202

Total Common Stocks (Cost $1,148,774)		1,354,492

REAL ESTATE INVESTMENT TRUSTS 0.7%
UNITED STATES 0.7%
REAL ESTATE 0.7%
Host Hotels & Resorts, Inc.	147,751	2,100
Weyerhaeuser Co.	255,105	7,469

		9,569

Total Real Estate Investment Trusts (Cost $10,570)		9,569

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	163,955	164

Total Mutual Funds (Cost $164)		164

Total Short-Term Instruments (Cost $164)		164

Total Investments in Securities (Cost $1,159,508)		1,364,225

INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
MUTUAL FUNDS 1.2%
PIMCO Government Money Market Fund 4.470% (b)(c)(d)	16,112,562	16,113

Total Mutual Funds (Cost $16,113)		16,113

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	640,276	6,232

Total Short-Term Instruments (Cost $22,510)		22,509

Total Investments in Affiliates (Cost $22,346)		22,345

Total Investments 101.2% (Cost $1,181,854)		$1,386,570
Other Assets and Liabilities, net (1.2)%		(16,047)

Net Assets 100.0%		$1,370,523

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $15,770 were out on loan in exchange for $16,113 of cash collateral as of March 31, 2025.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Common Stocks
United Kingdom
	Communication Services	$1,290	$0	$0	$1,290
United States
	Communication Services	67,824	0	0	67,824
	Consumer Discretionary	97,221	0	0	97,221
	Consumer Staples	174,579	0	0	174,579
	Energy	106,402	0	0	106,402
	Financials	127,256	0	0	127,256
	Health Care	245,548	0	0	245,548
	Industrials	104,577	0	0	104,577
	Information Technology	340,476	0	0	340,476
	Materials	41,128	0	0	41,128
	Real Estate	13,611	0	0	13,611
	Utilities	34,580	0	0	34,580
Real Estate Investment Trusts
United States
	Real Estate	9,569	0	0	9,569
Short-Term Instruments
Mutual Funds		0	164	0	164

		$1,364,061	$164	$0	$1,364,225
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		16,113	0	0	16,113
Central Funds Used for Cash Management Purposes		6,232	0	0	6,232

		$22,345	$0	$0	$22,345

Total Investments		$1,386,406	$164	$0	$1,386,570

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAE US Small Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
COMMON STOCKS 88.7%
IRELAND 0.2%
HEALTH CARE 0.2%
Jazz Pharmaceuticals PLC (a)	34,579	$4,293

Total Ireland		4,293

SWITZERLAND 0.3%
CONSUMER DISCRETIONARY 0.3%
Guess?, Inc.	464,921	5,147

Total Switzerland		5,147

UNITED KINGDOM 2.7%
CONSUMER DISCRETIONARY 0.6%
Capri Holdings Ltd. (a)	554,634	10,943

CONSUMER STAPLES 0.1%
Nomad Foods Ltd.	120,685	2,371

FINANCIALS 2.0%
Janus Henderson Group PLC	967,820	34,987

Total United Kingdom		48,301

UNITED STATES 85.5%
COMMUNICATION SERVICES 3.5%
IAC, Inc. (a)	37,600	1,727
John Wiley & Sons, Inc. 'A'	117,144	5,220
Liberty Latin America Ltd. 'C' (a)	710,552	4,412
Nexstar Media Group, Inc.	98,728	17,694
NII Holdings, Inc. «(a)	22,836	0
Scholastic Corp.	186,473	3,521
TEGNA, Inc.	86,751	1,581
Telephone & Data Systems, Inc.	251,931	9,760
Yelp, Inc. (a)	398,435	14,754
Ziff Davis, Inc. (a)	130,271	4,896

		63,565

CONSUMER DISCRETIONARY 16.0%
Abercrombie & Fitch Co. 'A' (a)	211,636	16,163
Academy Sports & Outdoors, Inc.	135,372	6,174
Adient PLC (a)	86,435	1,112
ADT, Inc.	178,294	1,451
Adtalem Global Education, Inc. (a)	123,789	12,458
American Eagle Outfitters, Inc.	62,141	722
Buckle, Inc.	48,254	1,849
Carter's, Inc.	455,509	18,630
Columbia Sportswear Co.	26,468	2,003
Cracker Barrel Old Country Store, Inc.	92,303	3,583
Dillard's, Inc. 'A' (c)	129,104	46,236
Grand Canyon Education, Inc. (a)	62,438	10,803
Group 1 Automotive, Inc.	8,634	3,298
H&R Block, Inc.	58,697	3,223
Hanesbrands, Inc. (a)	4,061,817	23,437
Helen of Troy Ltd. (a)	140,581	7,520
La-Z-Boy, Inc.	30,418	1,189
Laureate Education, Inc. (a)	28,801	589
LCI Industries	15,151	1,325
Leggett & Platt, Inc.	255,060	2,018
Marriott Vacations Worldwide Corp.	49,508	3,180
Murphy USA, Inc.	73,780	34,663
Newell Brands, Inc.	803,940	4,984
Nordstrom, Inc.	157,887	3,860

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2025 (Unaudited)

ODP Corp. (a)	569,227	8,157
Patrick Industries, Inc.	11,607	981
Phinia, Inc.	83,452	3,541
Polaris, Inc.	133,658	5,472
Sabre Corp. (a)	1,829,345	5,140
Sally Beauty Holdings, Inc. (a)	643,394	5,810
Signet Jewelers Ltd.	18,145	1,053
Sonic Automotive, Inc. 'A'	44,378	2,528
Steven Madden Ltd.	195,254	5,202
Taylor Morrison Home Corp. (a)	171,833	10,317
Travel & Leisure Co.	90,426	4,186
Tri Pointe Homes, Inc. (a)	526,865	16,818
United Parks & Resorts, Inc. (a)	27,523	1,251
Urban Outfitters, Inc. (a)	51,326	2,689
Victoria's Secret & Co. (a)	46,488	864
Wyndham Hotels & Resorts, Inc.	43,097	3,901

		288,380

CONSUMER STAPLES 5.4%
Cal-Maine Foods, Inc.	30,513	2,774
Flowers Foods, Inc.	308,103	5,857
Fresh Del Monte Produce, Inc.	168,485	5,194
Ingles Markets, Inc. 'A'	103,394	6,734
Ingredion, Inc.	21,849	2,954
Pilgrim's Pride Corp.	31,830	1,735
Seaboard Corp.	276	745
Sprouts Farmers Market, Inc. (a)	380,760	58,119
Universal Corp.	90,961	5,098
Weis Markets, Inc.	111,058	8,557

		97,767

ENERGY 2.9%
Antero Resources Corp. (a)	281,908	11,400
APA Corp.	424,624	8,926
CNX Resources Corp. (a)	412,623	12,989
CVR Energy, Inc.	166,174	3,224
Delek U.S. Holdings, Inc.	617,705	9,309
Helmerich & Payne, Inc.	71,720	1,873
Murphy Oil Corp.	31,394	891
Peabody Energy Corp.	199,972	2,710

		51,322

FINANCIALS 15.7%
Affiliated Managers Group, Inc.	133,084	22,362
Artisan Partners Asset Management, Inc. 'A'	52,227	2,042
BankUnited, Inc.	153,218	5,277
Banner Corp.	55,251	3,523
Bread Financial Holdings, Inc.	344,518	17,253
CNO Financial Group, Inc.	523,640	21,810
Credit Acceptance Corp. (a)	16,376	8,456
Encore Capital Group, Inc. (a)	98,910	3,391
Equitable Holdings, Inc.	123,925	6,455
Evercore, Inc. 'A'	9,802	1,958
Federated Hermes, Inc.	203,762	8,307
First Hawaiian, Inc.	172,484	4,216
Genworth Financial, Inc. (a)	1,022,078	7,247
Hanover Insurance Group, Inc.	42,433	7,381
Hilltop Holdings, Inc.	74,082	2,256
Jackson Financial, Inc. 'A'	230,384	19,302
MGIC Investment Corp.	684,750	16,968
Moelis & Co. 'A'	23,734	1,385
Navient Corp.	280,795	3,546
Nelnet, Inc. 'A'	5,217	579
PennyMac Financial Services, Inc.	51,692	5,175
PROG Holdings, Inc.	474,812	12,630
Radian Group, Inc.	349,393	11,554
SEI Investments Co.	93,088	7,226
SLM Corp.	1,646,319	48,352
Stewart Information Services Corp.	25,879	1,846
Virtu Financial, Inc. 'A'	384,357	14,652
Walker & Dunlop, Inc.	20,540	1,753
Western Union Co.	1,474,171	15,597

		282,499

HEALTH CARE 4.9%
Amedisys, Inc. (a)	27,516	2,549
AMN Healthcare Services, Inc. (a)	261,741	6,402
Bio-Rad Laboratories, Inc. 'A' (a)	11,551	2,813
Dentsply Sirona, Inc.	356,644	5,328
Elanco Animal Health, Inc. (a)	337,930	3,548
Envista Holdings Corp. (a)	312,079	5,387
Haemonetics Corp. (a)	36,964	2,349

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2025 (Unaudited)

Integra LifeSciences Holdings Corp. (a)	110,465	2,429
Owens & Minor, Inc. (a)	727,865	6,573
Patterson Cos., Inc.	681,525	21,291
Premier, Inc. 'A'	393,015	7,577
QuidelOrtho Corp. (a)	56,640	1,981
Revvity, Inc.	93,358	9,877
Select Medical Holdings Corp.	41,378	691
Tenet Healthcare Corp. (a)	62,058	8,347
Vir Biotechnology, Inc. (a)	228,485	1,481

		88,623

INDUSTRIALS 18.4%
A.O. Smith Corp.	128,016	8,367
Acuity, Inc.	99,696	26,255
Allison Transmission Holdings, Inc.	514,679	49,239
Apogee Enterprises, Inc.	122,159	5,660
Boise Cascade Co.	57,061	5,597
Brady Corp. 'A'	55,884	3,948
CACI International, Inc. 'A' (a)	7,610	2,792
Concentrix Corp.	52,232	2,906
CoreCivic, Inc. (a)	1,170,482	23,749
CSG Systems International, Inc.	59,255	3,583
DNOW, Inc. (a)	510,822	8,725
EMCOR Group, Inc.	6,329	2,339
EnerSys	42,176	3,862
Forward Air Corp. (a)	169,381	3,403
Genpact Ltd.	256,065	12,901
GEO Group, Inc. (a)	1,056,249	30,853
Granite Construction, Inc.	37,826	2,852
HNI Corp.	43,449	1,927
JELD-WEN Holding, Inc. (a)	147,776	882
JetBlue Airways Corp. (a)	2,356,306	11,357
Kennametal, Inc.	161,759	3,445
Korn Ferry	42,533	2,885
Landstar System, Inc.	103,549	15,553
Masterbrand, Inc. (a)	70,120	916
Matson, Inc.	16,128	2,067
Maximus, Inc.	86,950	5,929
MSC Industrial Direct Co., Inc. 'A'	16,409	1,275
Ryder System, Inc.	216,424	31,124
Schneider National, Inc. 'B'	80,250	1,834
Science Applications International Corp.	30,168	3,387
Sensata Technologies Holding PLC	369,269	8,962
SkyWest, Inc. (a)	215,686	18,845
Spirit AeroSystems Holdings, Inc. 'A' (a)	46,790	1,612
Steelcase, Inc. 'A'	481,521	5,277
TriNet Group, Inc.	23,786	1,885
UniFirst Corp.	11,704	2,037
Valmont Industries, Inc.	6,945	1,982
Vestis Corp.	363,638	3,600
Wabash National Corp.	142,619	1,576
Werner Enterprises, Inc.	185,688	5,441

		330,829

INFORMATION TECHNOLOGY 9.2%
ASGN, Inc. (a)	61,614	3,883
Belden, Inc.	31,352	3,143
Benchmark Electronics, Inc.	234,108	8,903
Cirrus Logic, Inc. (a)	202,848	20,215
Cognex Corp.	107,880	3,218
Diodes, Inc. (a)	78,990	3,410
Dolby Laboratories, Inc. 'A'	72,471	5,820
Dropbox, Inc. 'A' (a)	425,444	11,364
GoDaddy, Inc. 'A' (a)	12,592	2,268
InterDigital, Inc.	11,237	2,323
IPG Photonics Corp. (a)	68,677	4,336
LiveRamp Holdings, Inc. (a)	113,392	2,964
NetScout Systems, Inc. (a)	550,440	11,565
PC Connection, Inc.	34,227	2,136
Power Integrations, Inc.	54,175	2,736
Sanmina Corp. (a)	478,250	36,433
Silicon Laboratories, Inc. (a)	81,316	9,154
Teradata Corp. (a)	635,485	14,286
TTM Technologies, Inc. (a)	92,041	1,888
Viavi Solutions, Inc. (a)	549,217	6,146
Vishay Intertechnology, Inc.	647,111	10,289

		166,480

MATERIALS 6.0%
Berry Global Group, Inc.	72,820	5,083
Chemours Co.	478,441	6,473
FMC Corp.	181,432	7,655
Greif, Inc. 'A'	64,933	3,571

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2025 (Unaudited)

Louisiana-Pacific Corp.	63,970	5,884
NewMarket Corp.	2,168	1,228
Olin Corp.	404,207	9,798
Ryerson Holding Corp.	103,260	2,371
Sealed Air Corp.	76,064	2,198
Sylvamo Corp.	264,882	17,766
Warrior Met Coal, Inc.	983,738	46,944

		108,971

REAL ESTATE 0.7%
Cushman & Wakefield PLC (a)	574,730	5,874
eXp World Holdings, Inc. (c)	176,585	1,727
New York REIT, Inc. «(a)	4,082	0
Newmark Group, Inc. 'A'	359,236	4,372

		11,973

UTILITIES 2.8%
Clearway Energy, Inc. 'C'	130,704	3,956
Hawaiian Electric Industries, Inc. (a)	830,704	9,096
IDACORP, Inc.	51,574	5,994
National Fuel Gas Co.	79,878	6,326
OGE Energy Corp.	242,725	11,156
ONE Gas, Inc.	22,191	1,677
Portland General Electric Co.	199,545	8,900
TXNM Energy, Inc.	63,974	3,421

		50,526

Total United States		1,540,935

Total Common Stocks (Cost $1,452,308)		1,598,676

REAL ESTATE INVESTMENT TRUSTS 10.5%
UNITED STATES 10.5%
REAL ESTATE 10.5%
Alexander & Baldwin, Inc.	338,236	5,828
Apple Hospitality REIT, Inc.	654,519	8,450
Chimera Investment Corp.	927,155	11,895
COPT Defense Properties	119,528	3,260
DiamondRock Hospitality Co.	431,990	3,335
Douglas Emmett, Inc.	223,292	3,573
EPR Properties	119,553	6,290
Essex Property Trust, Inc.	26,640	8,167
Global Net Lease, Inc.	203,799	1,639
Highwoods Properties, Inc.	149,476	4,430
Hudson Pacific Properties, Inc.	564,962	1,667
JBG SMITH Properties	262,348	4,226
Ladder Capital Corp.	223,202	2,547
Macerich Co.	271,658	4,664
Medical Properties Trust, Inc. (c)	4,985,018	30,060
MFA Financial, Inc.	612,713	6,286
National Health Investors, Inc.	22,873	1,689
Outfront Media, Inc.	88,176	1,423
Park Hotels & Resorts, Inc.	1,610,857	17,204
Rithm Capital Corp.	1,181,994	13,534
RLJ Lodging Trust	909,283	7,174
Sabra Health Care REIT, Inc.	276,214	4,825
Service Properties Trust	1,670,538	4,360
SL Green Realty Corp.	312,664	18,041
Sunstone Hotel Investors, Inc.	383,885	3,612
Vornado Realty Trust	175,851	6,505

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2025 (Unaudited)

Xenia Hotels & Resorts, Inc.	334,029	3,928

		188,612

Total Real Estate Investment Trusts (Cost $191,988)		188,612

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400 (d)	330,172	330

Total Mutual Funds (Cost $330)		330

Total Short-Term Instruments (Cost $330)		330

Total Investments in Securities (Cost $1,644,626)		1,787,618

INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
MUTUAL FUNDS 1.9%
PIMCO Government Money Market Fund 4.470% (b)(c)(d)	34,712,570	34,713

Total Mutual Funds (Cost $34,713)		34,713

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	1,066,209	10,378

Total Short-Term Instruments (Cost $45,422)		45,421

Total Investments in Affiliates (Cost $45,092)		45,091

Total Investments 101.7% (Cost $1,689,718)		$1,832,709
Other Assets and Liabilities, net (1.7)%		(30,873)

Net Assets 100.0%		$1,801,836

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $33,897 were out on loan in exchange for $34,713 of cash collateral as of March 31, 2025.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Common Stocks
Ireland
	Health Care	$4,293	$0	$0	$4,293
Switzerland
	Consumer Discretionary	5,147	0	0	5,147
United Kingdom
	Consumer Discretionary	10,943	0	0	10,943
	Consumer Staples	2,371	0	0	2,371
	Financials	34,987	0	0	34,987
United States
	Communication Services	63,565	0	0	63,565
	Consumer Discretionary	288,380	0	0	288,380
	Consumer Staples	97,767	0	0	97,767
	Energy	51,322	0	0	51,322
	Financials	282,499	0	0	282,499
	Health Care	88,623	0	0	88,623
	Industrials	330,829	0	0	330,829
	Information Technology	166,480	0	0	166,480
	Materials	108,971	0	0	108,971
	Real Estate	11,973	0	0	11,973
	Utilities	50,526	0	0	50,526
Real Estate Investment Trusts
United States
	Real Estate	188,612	0	0	188,612
Short-Term Instruments
Mutual Funds		0	330	0	330

		$1,787,288	$330	$0	$1,787,618
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		34,713	0	0	34,713
Central Funds Used for Cash Management Purposes		10,378	0	0	10,378

Total Investments		$1,832,379	$330	$0	$1,832,709

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
COMMON STOCKS 97.3%
BRAZIL 3.5%
COMMUNICATION SERVICES 0.2%
Telefonica Brasil SA	18,573	$162
TIM SA	27,700	88

		250

CONSUMER DISCRETIONARY 0.1%
Vibra Energia SA	44,832	140

CONSUMER STAPLES 0.9%
BRF SA	25,858	89
JBS SA	82,060	591
Marfrig Global Foods SA	47,600	151
Raia Drogasil SA	10,359	35

		866

ENERGY 0.1%
Ultrapar Participacoes SA	27,388	82

FINANCIALS 0.3%
B3 SA - Brasil Bolsa Balcao	62,602	133
Banco Santander Brasil SA	12,400	58
BB Seguridade Participacoes SA	7,997	56
Porto Seguro SA	2,500	18

		265

INDUSTRIALS 0.3%
WEG SA	35,081	278

MATERIALS 1.4%
Cia Siderurgica Nacional SA	26,577	44
Klabin SA	41,129	135
Suzano SA	32,892	305
Vale SA	90,000	894

		1,378

UTILITIES 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,700	102
CPFL Energia SA	3,700	24
Energisa SA	7,300	51
Engie Brasil Energia SA	3,235	22

		199

Total Brazil		3,458

CHILE 0.9%
CONSUMER DISCRETIONARY 0.1%
Empresas Copec SA	6,275	43
Falabella SA	16,226	68

		111

CONSUMER STAPLES 0.2%
Cencosud SA	46,475	142
Cia Cervecerias Unidas SA	10,550	80

		222

FINANCIALS 0.4%
Banco de Chile	1,388,662	184
Banco de Credito e Inversiones SA	1,126	42
Banco Itau Chile SA	900	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Banco Santander Chile	2,680,753	152

		390

MATERIALS 0.0%
Empresas CMPC SA	18,166	30

UTILITIES 0.2%
Colbun SA	399,094	56
Enel Americas SA	357,295	35
Enel Chile SA	699,367	46

		137

Total Chile		890

CHINA 28.7%
COMMUNICATION SERVICES 1.9%
China United Network Communications Ltd. 'A'	427,100	328
Focus Media Information Technology Co. Ltd. 'A'	44,100	43
NetEase, Inc.	26,715	549
Tencent Holdings Ltd.	9,800	626
Tencent Music Entertainment Group ADR	22,794	328

		1,874

CONSUMER DISCRETIONARY 2.7%
Alibaba Group Holding Ltd.	21,700	359
ANTA Sports Products Ltd.	13,800	152
BAIC Motor Corp. Ltd. 'H'	123,000	32
China Yongda Automobiles Services Holdings Ltd.	104,000	36
Dongfeng Motor Group Co. Ltd. 'H'	428,000	261
Fuyao Glass Industry Group Co. Ltd. 'H'	10,400	74
Huayu Automotive Systems Co. Ltd. 'A'	28,700	72
JD.com, Inc. ADR	8,486	349
Meituan 'B' (a)	15,900	320
SAIC Motor Corp. Ltd. 'A'	112,400	245
Shanghai Yuyuan Tourist Mart Group Co. Ltd. 'A'	32,400	25
Sichuan Changhong Electric Co. Ltd. 'A'	25,900	37
Tianneng Power International Ltd.	12,000	11
Topsports International Holdings Ltd.	77,000	34
Vipshop Holdings Ltd.	19,715	309
Wuchan Zhongda Group Co. Ltd. 'A'	142,500	99
Yum China Holdings, Inc.	3,900	203

		2,618

CONSUMER STAPLES 1.1%
China Feihe Ltd.	147,000	111
Foshan Haitian Flavouring & Food Co. Ltd. 'A'	3,200	18
Guangdong Haid Group Co. Ltd. 'A'	3,100	21
Henan Shuanghui Investment & Development Co. Ltd. 'A'	20,000	75
Hengan International Group Co. Ltd.	23,000	64
Kweichow Moutai Co. Ltd. 'A'	700	151
Luzhou Laojiao Co. Ltd. 'A'	1,600	29
Muyuan Foods Co. Ltd. 'A'	11,800	63
New Hope Liuhe Co. Ltd. 'A'	26,500	34
Nongfu Spring Co. Ltd. 'H'	18,200	79
Tingyi Cayman Islands Holding Corp.	102,000	171
Uni-President China Holdings Ltd.	54,000	62
Wens Foodstuffs Group Co. Ltd. 'A'	54,800	126
Wuliangye Yibin Co. Ltd. 'A'	3,800	69
Yonghui Superstores Co. Ltd. 'A'	40,000	26

		1,099

ENERGY 1.7%
China Petroleum & Chemical Corp. 'H'	888,000	468
China Shenhua Energy Co. Ltd. 'H'	117,500	477
Guanghui Energy Co. Ltd. 'A'	21,800	18
PetroChina Co. Ltd. 'H'	356,000	289
Shaanxi Coal Industry Co. Ltd. 'A'	55,200	151
Shanxi Coking Coal Energy Group Co. Ltd. 'A'	25,900	24
Shanxi Lu'an Environmental Energy Development Co. Ltd. 'A'	6,600	11
Yankuang Energy Group Co. Ltd. 'H'	208,700	217

		1,655

FINANCIALS 9.5%
Agricultural Bank of China Ltd. 'H'	1,378,000	830
Bank of Beijing Co. Ltd. 'A'	229,700	191
Bank of Changsha Co. Ltd. 'A'	44,800	57

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Bank of Chengdu Co. Ltd. 'A'	23,000	55
Bank of China Ltd. 'H'	1,644,000	993
Bank of Chongqing Co. Ltd. 'H'	36,500	31
Bank of Communications Co. Ltd. 'H'	454,000	406
Bank of Guiyang Co. Ltd. 'A'	85,600	70
Bank of Hangzhou Co. Ltd. 'A'	14,600	29
Bank of Jiangsu Co. Ltd. 'A'	199,000	261
Bank of Nanjing Co. Ltd. 'A'	83,400	119
Bank of Shanghai Co. Ltd. 'A'	150,800	205
China Cinda Asset Management Co. Ltd. 'H'	1,252,000	178
China CITIC Bank Corp. Ltd. 'H'	498,000	391
China Construction Bank Corp. 'H'	1,037,000	919
China Everbright Bank Co. Ltd. 'H'	592,000	241
China Galaxy Securities Co. Ltd. 'H'	57,000	57
China Life Insurance Co. Ltd. 'H'	102,000	197
China Merchants Bank Co. Ltd. 'H' (a)	48,500	288
China Merchants Securities Co. Ltd. 'H' (a)	13,800	24
China Minsheng Banking Corp. Ltd. 'H'	1,024,000	462
China Pacific Insurance Group Co. Ltd. 'H' (a)	33,000	104
China Zheshang Bank Co. Ltd. 'H'	669,000	222
Chongqing Rural Commercial Bank Co. Ltd. 'H'	422,000	287
CITIC Securities Co. Ltd. 'H' (a)	46,000	121
CNPC Capital Co. Ltd. 'A'	37,300	33
CSC Financial Co. Ltd. 'H' (a)	15,500	19
East Money Information Co. Ltd. (a)	32,300	101
Guosen Securities Co. Ltd. 'A'	39,200	55
Guotai Junan Securities Co. Ltd. 'H' (a)	18,160	26
Huatai Securities Co. Ltd. 'H' (a)	28,000	45
Huaxia Bank Co. Ltd. 'A'	114,800	124
Industrial & Commercial Bank of China Ltd. 'H'	1,266,000	903
Industrial Bank Co. Ltd. 'A'	54,400	162
Lufax Holding Ltd. ADR	31,436	93
New China Life Insurance Co. Ltd. 'H' (a)	10,900	42
Orient Securities Co. Ltd.'H' (a)	14,800	9
People's Insurance Co. Group of China Ltd. 'H'	21,000	11
Ping An Insurance Group Co. of China Ltd. 'H'	137,500	821
Shanghai Pudong Development Bank Co. Ltd. 'A'	96,400	139
Shanghai Rural Commercial Bank Co. Ltd. 'A'	26,000	30

		9,351

HEALTH CARE 0.7%
China Resources Pharmaceutical Group Ltd.	126,500	82
CSPC Pharmaceutical Group Ltd.	267,680	170
Jiangsu Hengrui Pharmaceuticals Co. Ltd. 'A'	3,800	26
Jointown Pharmaceutical Group Co. Ltd. 'A'	41,943	29
Shanghai Pharmaceuticals Holding Co. Ltd. 'H' (a)	7,000	10
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. 'A'	1,800	58
Sinopharm Group Co. Ltd. 'H'	80,400	187
WuXi AppTec Co. Ltd. 'H'	8,000	72
Yunnan Baiyao Group Co. Ltd. 'A'	9,500	74

		708

INDUSTRIALS 3.6%
AECC Aviation Power Co. Ltd. 'A'	9,600	48
Bohai Leasing Co. Ltd. 'A' (a)	88,400	41
China Communications Services Corp. Ltd. 'H'	112,000	61
China CSSC Holdings Ltd. 'A'	17,500	74
China International Marine Containers Group Co. Ltd. 'H'	79,600	58
China Lesso Group Holdings Ltd. 'L'	39,000	17
China Merchants Expressway Network & Technology Holdings Co. Ltd. 'A'	6,400	12
China Railway Group Ltd. 'H'	456,000	202
China State Construction Engineering Corp. Ltd. 'A'	481,700	350
China Tower Corp. Ltd. 'H"	43,300	58
CITIC Ltd.	229,000	283
Contemporary Amperex Technology Co. Ltd. 'A'	5,500	192
COSCO SHIPPING Holdings Co. Ltd. 'H'	284,000	448
Daqin Railway Co. Ltd. 'A'	214,900	194
Fosun International Ltd.	47,000	25
JD Logistics, Inc. (a)	11,600	19
Jiangsu Expressway Co. Ltd. 'H'	90,000	107
Jiangsu Zhongtian Technology Co. Ltd. 'A'	21,900	44
Metallurgical Corp. of China Ltd. 'H'	478,000	95
NARI Technology Co. Ltd. 'A'	15,600	47
Power Construction Corp. of China Ltd. 'A'	215,900	143
Qingdao Port International Co. Ltd.	43,000	36
Sany Heavy Industry Co. Ltd. 'A'	45,000	119
Shanghai Construction Group Co. Ltd. 'A'	183,300	64
Shanghai Electric Group Co. Ltd. 'H'	28,000	9
Shanghai International Port Group Co. Ltd. 'A'	24,100	19
Shanghai Tunnel Engineering Co. Ltd. 'A'	86,900	75
Sichuan Road & Bridge Group Co. Ltd. 'A'	14,780	16
Sinopec Engineering Group Co. Ltd. 'H'	69,000	49

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Sinotrans Ltd. 'H'	123,000	59
Sinotruk Hong Kong Ltd.	45,000	122
TBEA Co. Ltd. 'A'	25,890	43
Xiamen C & D, Inc. 'A'	66,400	95
Xiamen ITG Group Corp. Ltd. 'A'	67,400	59
Yutong Bus Co Ltd. 'A'	7,700	28
Zhejiang Chint Electrics Co. Ltd. 'A'	15,900	52
Zhejiang Expressway Co. Ltd. 'H'	148,000	121

		3,484

INFORMATION TECHNOLOGY 2.0%
360 Security Technology, Inc. 'A'	33,200	48
AAC Technologies Holdings, Inc.	27,500	168
Avary Holding Shenzhen Co. Ltd. 'A'	24,900	125
BYD Electronic International Co. Ltd.	8,000	42
China Railway Signal & Communication Corp. Ltd. 'H'	235,000	97
Foxconn Industrial Internet Co. Ltd. 'A'	47,900	134
IEIT Systems Co. Ltd.	2,900	21
JCET Group Co. Ltd. 'A'	4,600	22
Lenovo Group Ltd.	364,000	495
Lens Technology Co. Ltd. 'A' (a)	5,700	20
Luxshare Precision Industry Co. Ltd. 'A'	11,900	67
Sunny Optical Technology Group Co. Ltd.	27,000	249
Tianma Microelectronics Co. Ltd. 'A'	35,300	40
Xiaomi Corp. 'B' (a)	58,600	371
ZTE Corp. 'H'	14,200	44

		1,943

MATERIALS 2.5%
Aluminum Corp. of China Ltd. 'H'	440,000	276
Angang Steel Co. Ltd. 'H'	148,000	33
Anhui Conch Cement Co. Ltd. 'H'	108,000	305
Baoshan Iron & Steel Co. Ltd. 'A'	192,000	191
BBMG Corp. 'H'	176,000	17
China Hongqiao Group Ltd.	323,500	669
China National Building Material Co. Ltd. 'H'	390,000	201
Hengli Petrochemical Co. Ltd. 'A'	18,000	38
Huaxin Cement Co. Ltd. 'H'	21,400	27
Hunan Valin Steel Co. Ltd. 'A'	75,400	52
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. 'A'	44,000	33
Jiangxi Copper Co. Ltd. 'H'	146,000	257
Luxi Chemical Group Co. Ltd. 'A'	16,900	28
Maanshan Iron & Steel Co. Ltd. 'H'	84,000	20
Nanjing Iron & Steel Co. Ltd. 'A'	72,300	46
Ningxia Baofeng Energy Group Co. Ltd. 'A'	21,600	43
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	188,000	29
Tongling Nonferrous Metals Group Co. Ltd. 'A'	99,700	47
Yunnan Aluminium Co. Ltd. 'A' (a)	8,700	21
Zhejiang NHU Co. Ltd. 'A'	8,300	26
Zhongjin Gold Corp. Ltd. 'A'	18,700	37

		2,396

REAL ESTATE 1.3%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. 'A'	31,300	40
China Vanke Co. Ltd. 'H'	806,900	575
Gemdale Corp. 'A'	31,000	19
Greentown China Holdings Ltd.	89,500	127
Guangzhou R&F Properties Co. Ltd. 'H'	271,600	37
Longfor Group Holdings Ltd.	138,500	175
Seazen Group Ltd.	338,000	88
Seazen Holdings Co. Ltd. 'A'	30,100	52
Shenzhen Overseas Chinese Town Co. Ltd. 'A'	41,500	14
Sunac China Holdings Ltd. (a)	536,000	107
Youngor Group Co. Ltd. 'A'	43,200	48

		1,282

UTILITIES 1.7%
CGN Power Co. Ltd. 'H'	1,370,000	429
China National Nuclear Power Co. Ltd. 'A'	194,900	248
China Yangtze Power Co. Ltd. 'A'	99,100	380
ENN Energy Holdings Ltd.	36,500	302
GD Power Development Co. Ltd. 'A'	271,400	166
Huadian Power International Corp. Ltd. 'H'	72,000	42
Huaneng Lancang River Hydropower, Inc. 'A'	53,500	67
SDIC Power Holdings Co. Ltd. 'A'	12,600	25
Shenergy Co. Ltd. 'A'	10,300	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Zhejiang Zheneng Electric Power Co. Ltd. 'A'	24,400	19

		1,691

Total China		28,101

GREECE 0.5%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	6,094	99

CONSUMER DISCRETIONARY 0.1%
JUMBO SA	1,965	54
OPAP SA	3,593	71

		125

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries SA	737	18

FINANCIALS 0.2%
Eurobank Ergasias Services & Holdings SA 'A'	36,904	100
National Bank of Greece SA	11,298	116

		216

INDUSTRIALS 0.1%
Star Bulk Carriers Corp.	2,649	41

Total Greece		499

HONG KONG 2.3%
CONSUMER DISCRETIONARY 0.1%
Geely Automobile Holdings Ltd.	69,000	148

FINANCIALS 0.6%
BOC Hong Kong Holdings Ltd.	104,000	421
China Taiping Insurance Holdings Co. Ltd.	100,200	152
Far East Horizon Ltd.	68,000	56

		629

INDUSTRIALS 0.4%
China Everbright Environment Group Ltd.	222,000	98
China Merchants Port Holdings Co. Ltd.	6,000	10
Orient Overseas International Ltd.	10,500	155
Shanghai Industrial Holdings Ltd.	23,000	35
Shenzhen International Holdings Ltd.	60,000	61

		359

MATERIALS 0.0%
China Resources Building Materials Technology Holdings Ltd.	62,000	14

REAL ESTATE 0.6%
China Jinmao Holdings Group Ltd.	748,000	122
China Overseas Land & Investment Ltd.	271,000	485

		607

UTILITIES 0.6%
Beijing Enterprises Holdings Ltd.	28,000	106
Beijing Enterprises Water Group Ltd.	38,000	11
China Resources Gas Group Ltd.	44,300	132
Guangdong Investment Ltd.	168,000	124
Kunlun Energy Co. Ltd.	176,000	172

		545

Total Hong Kong		2,302

INDIA 15.5%
COMMUNICATION SERVICES 1.2%
Bharti Airtel Ltd.	47,776	966
Indus Towers Ltd. (a)	42,460	165

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Info Edge India Ltd.	540	45

		1,176

CONSUMER DISCRETIONARY 1.2%
Bajaj Auto Ltd.	2,363	217
Eicher Motors Ltd.	1,287	80
Exide Industries Ltd.	5,185	22
Hero MotoCorp Ltd.	3,739	162
Mahindra & Mahindra Ltd.	11,418	354
Rajesh Exports Ltd.	14,587	32
Samvardhana Motherson International Ltd.	26,097	40
Zomato Ltd. (a)	87,364	205

		1,112

CONSUMER STAPLES 1.2%
Britannia Industries Ltd.	705	41
Colgate-Palmolive India Ltd.	2,589	72
Dabur India Ltd.	3,957	23
Godrej Consumer Products Ltd.	3,357	45
Hindustan Unilever Ltd.	8,694	230
ITC Ltd.	136,326	651
Marico Ltd.	6,096	46
Nestle India Ltd.	1,019	27
Patanjali Foods Ltd.	504	11
United Spirits Ltd.	1,874	31

		1,177

ENERGY 1.3%
Bharat Petroleum Corp. Ltd.	115,945	375
Coal India Ltd.	36,252	168
Hindustan Petroleum Corp. Ltd.	42,336	177
Indian Oil Corp. Ltd.	105,122	156
Oil & Natural Gas Corp. Ltd.	72,936	210
Oil India Ltd.	17,280	78
Petronet LNG Ltd.	37,679	129

		1,293

FINANCIALS 2.5%
Bajaj Finance Ltd.	2,608	272
Bajaj Holdings & Investment Ltd.	200	29
Cholamandalam Financial Holdings Ltd.	2,096	43
Cholamandalam Investment & Finance Co. Ltd.	2,926	52
Federal Bank Ltd.	27,609	62
HDFC Asset Management Co. Ltd.	1,237	58
HDFC Bank Ltd.	56,745	1,210
ICICI Lombard General Insurance Co. Ltd.	2,461	51
ICICI Prudential Life Insurance Co. Ltd.	3,235	21
Indian Railway Finance Corp. Ltd.	44,261	64
Muthoot Finance Ltd.	1,670	46
Power Finance Corp. Ltd.	56,196	270
Sammaan Capital Ltd.	65,660	82
SBI Cards & Payment Services Ltd.	1,076	11
Shriram Finance Ltd.	22,550	172
Sundaram Finance Ltd.	704	38

		2,481

HEALTH CARE 1.3%
Alkem Laboratories Ltd.	403	23
Apollo Hospitals Enterprise Ltd.	837	65
Biocon Ltd.	2,422	10
Cipla Ltd.	7,765	131
Divi's Laboratories Ltd.	2,333	157
Dr. Reddy's Laboratories Ltd.	7,205	96
Glenmark Pharmaceuticals Ltd.	2,281	41
Ipca Laboratories Ltd.	1,204	21
Lupin Ltd.	6,254	148
Mankind Pharma Ltd. (a)	863	24
Sun Pharmaceutical Industries Ltd.	18,561	376
Torrent Pharmaceuticals Ltd.	2,238	84
Zydus Lifesciences Ltd.	5,906	61

		1,237

INDUSTRIALS 0.7%
Amara Raja Energy & Mobility Ltd.	638	7
Ashok Leyland Ltd.	24,039	57
Bharat Electronics Ltd.	52,255	183
Hindustan Aeronautics Ltd.	3,604	175
InterGlobe Aviation Ltd. (a)	2,156	129

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Rail Vikas Nigam Ltd.	7,133	29
Siemens Ltd.	1,177	72
Voltas Ltd.	2,982	51

		703

INFORMATION TECHNOLOGY 3.3%
Coforge Ltd.	737	69
HCL Technologies Ltd.	26,037	482
Infosys Ltd.	69,103	1,266
LTIMindtree Ltd.	446	23
Mphasis Ltd.	1,444	42
Oracle Financial Services Software Ltd.	878	80
Persistent Systems Ltd.	818	53
Redington Ltd.	19,323	55
Tata Consultancy Services Ltd.	18,421	775
Tech Mahindra Ltd.	15,640	258
Wipro Ltd.	32,755	100

		3,203

MATERIALS 1.7%
Asian Paints Ltd.	1,280	35
Castrol India Ltd.	8,404	20
Chambal Fertilisers & Chemicals Ltd.	1,632	12
Coromandel International Ltd.	2,282	53
Grasim Industries Ltd.	4,270	130
Hindalco Industries Ltd.	18,246	145
Jindal Steel & Power Ltd.	9,265	98
JSW Steel Ltd.	6,247	77
National Aluminium Co. Ltd.	49,784	101
NMDC Ltd.	95,040	76
Steel Authority of India Ltd.	93,800	125
Supreme Industries Ltd.	962	38
Tata Steel Ltd.	156,998	281
UltraTech Cement Ltd.	901	121
UPL Ltd.	1,598	12
Vedanta Ltd.	66,829	360

		1,684

REAL ESTATE 0.0%
Oberoi Realty Ltd.	1,617	31

UTILITIES 1.1%
Gujarat State Petronet Ltd.	6,829	23
NHPC Ltd.	93,616	89
NTPC Ltd.	108,570	451
Power Grid Corp. of India Ltd.	133,681	452
PTC India Ltd.	16,092	31
Reliance Power Ltd. (a)	123,169	62

		1,108

Total India		15,205

INDONESIA 0.8%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk PT	1,325,000	192

CONSUMER STAPLES 0.1%
Indofood CBP Sukses Makmur Tbk PT	58,600	36
Indofood Sukses Makmur Tbk PT	28,200	12
Japfa Comfeed Indonesia Tbk PT	87,300	11
Sumber Alfaria Trijaya Tbk PT	302,500	37

		96

ENERGY 0.2%
Adaro Energy Indonesia Tbk PT	556,000	62
Dian Swastatika Sentosa Tbk PT (a)	13,900	36
Indo Tambangraya Megah Tbk PT	22,500	31
United Tractors Tbk PT	30,300	43

		172

FINANCIALS 0.2%
Bank Central Asia Tbk PT	417,500	214

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	406,200	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

MATERIALS 0.1%
Chandra Asri Petrochemical Tbk PT	126,000	55

UTILITIES 0.0%
Perusahaan Gas Negara Tbk PT	105,200	10

Total Indonesia		767

KUWAIT 0.6%
COMMUNICATION SERVICES 0.1%
Mobile Telecommunications Co. KSCP	33,058	52

FINANCIALS 0.5%
Al Ahli Bank of Kuwait KSCP	3,970	4
Boubyan Bank KSCP	11,042	24
Gulf Bank KSCP	59,773	69
Kuwait Finance House KSCP	108,512	279
National Bank of Kuwait SAKP	50,020	170

		546

INDUSTRIALS 0.0%
National Industries Group Holding SAK	6,101	5

REAL ESTATE 0.0%
Mabanee Co. KPSC	1,640	4

Total Kuwait		607

MALAYSIA 2.1%
COMMUNICATION SERVICES 0.1%
Axiata Group Bhd	45,900	19
Maxis Bhd	37,200	28
Telekom Malaysia Bhd	37,300	55

		102

CONSUMER DISCRETIONARY 0.1%
Genting Bhd	48,000	35
Genting Malaysia Bhd	100,500	38

		73

CONSUMER STAPLES 0.1%
IOI Corp. Bhd	28,800	24
Kuala Lumpur Kepong Bhd	7,300	34
PPB Group Bhd	7,000	18
SD Guthrie Bhd	31,600	35
United Plantations Bhd	2,000	10

		121

FINANCIALS 0.8%
AMMB Holdings Bhd	51,000	64
CIMB Group Holdings Bhd	184,200	292
Hong Leong Bank Bhd	11,600	53
Malayan Banking Bhd	111,700	255
Public Bank Bhd.	115,800	116
RHB Bank Bhd	40,500	62

		842

HEALTH CARE 0.2%
Hartalega Holdings Bhd	103,000	44
IHH Healthcare Bhd	17,800	28
Kossan Rubber Industries Bhd	16,400	6
Top Glove Corp. Bhd (a)	442,800	81

		159

INDUSTRIALS 0.3%
Capital A Bhd (a)	201,300	37
Gamuda Bhd	97,600	93
IJM Corp. Bhd	37,100	18
MISC Bhd	20,400	33
Sime Darby Bhd	163,800	82

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Sunway Bhd	55,700	57

		320

MATERIALS 0.1%
Petronas Chemicals Group Bhd	60,600	50
Press Metal Aluminium Holdings Bhd	21,000	24

		74

UTILITIES 0.4%
Petronas Gas Bhd	5,200	20
Tenaga Nasional Bhd	87,500	264
YTL Corp. Bhd	169,400	77
YTL Power International Bhd	34,400	26

		387

Total Malaysia		2,078

MEXICO 2.1%
COMMUNICATION SERVICES 0.2%
America Movil SAB. de CV 'B'	233,600	166
Grupo Televisa SAB	108,863	38
Megacable Holdings SAB de CV	12,334	26

		230

CONSUMER STAPLES 1.3%
Arca Continental SAB de CV	17,033	178
Coca-Cola Femsa SAB de CV	16,068	147
Fomento Economico Mexicano SAB de CV	26,189	256
Gruma SAB de CV 'B'	4,302	78
Grupo Bimbo SAB de CV 'A'	18,189	49
Kimberly-Clark de Mexico SAB de CV 'A'	46,717	76
Wal-Mart de Mexico SAB de CV	168,790	465

		1,249

INDUSTRIALS 0.2%
Alfa SAB de CV 'A'	143,346	112
Grupo Aeroportuario del Sureste SAB de CV 'B'	1,855	51

		163

MATERIALS 0.4%
Grupo Mexico SAB de CV 'B'	72,280	361
Industrias Penoles SAB de CV (a)	700	13
Orbia Advance Corp. SAB de CV	34,338	26

		400

Total Mexico		2,042

NETHERLANDS 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle NV	6,704	48

Total Netherlands		48

PHILIPPINES 0.2%
COMMUNICATION SERVICES 0.1%
PLDT, Inc.	2,295	51

CONSUMER STAPLES 0.0%
Universal Robina Corp.	13,850	17

FINANCIALS 0.0%
Bank of the Philippine Islands	4,850	11
Metropolitan Bank & Trust Co.	15,940	21

		32

INDUSTRIALS 0.1%
International Container Terminal Services, Inc.	13,770	85

UTILITIES 0.0%
Manila Electric Co.	3,100	30

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Total Philippines		215

POLAND 0.7%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA	19,114	75
Orange Polska SA	17,822	40

		115

CONSUMER DISCRETIONARY 0.0%
LPP SA	6	28

FINANCIALS 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	10,358	202

INFORMATION TECHNOLOGY 0.1%
Asseco Poland SA	2,182	89

MATERIALS 0.1%
KGHM Polska Miedz SA	918	30

UTILITIES 0.2%
Enea SA (a)	11,339	45
PGE Polska Grupa Energetyczna SA (a)	30,913	63
Tauron Polska Energia SA (a)	52,054	67

		175

Total Poland		639

QATAR 0.5%
COMMUNICATION SERVICES 0.0%
Ooredoo QPSC	11,948	39

ENERGY 0.1%
Qatar Fuel QSC	2,515	10
Qatar Gas Transport Co. Ltd.	23,384	30

		40

FINANCIALS 0.3%
Al Rayan Bank	90,514	56
Commercial Bank PSQC	9,852	11
Doha Bank QPSC	67,003	35
Qatar Islamic Bank QPSC	11,863	67
Qatar National Bank QPSC	32,610	144

		313

INDUSTRIALS 0.1%
Industries Qatar QSC	23,926	85

REAL ESTATE 0.0%
Barwa Real Estate Co.	55,219	40

UTILITIES 0.0%
Qatar Electricity & Water Co. QSC	2,341	10

Total Qatar		527

RUSSIA 0.0%
ENERGY 0.0%
Gazprom Neft PJSC	13,620	0
Gazprom PJSC (a)	635,130	0
LUKOIL PJSC	15,703	0
Novatek PJSC	21,924	0
Rosneft Oil Co. PJSC	66,050	0
Surgutneftegas PJSC	701,700	0
Tatneft PJSC	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC	117,340	0

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

VTB Bank PJSC (a)	119,798	0

		0

MATERIALS 0.0%
GMK Norilskiy Nickel PAO (a)	126,900	0
Magnitogorsk Iron & Steel Works PJSC	160,600	0
Novolipetsk Steel PJSC	88,470	0
Severstal PAO	17,344	0

		0

UTILITIES 0.0%
Federal Grid Co. - Rosseti PJSC (a)	22,174,692	0
Inter RAO UES PJSC	1,587,500	0

		0

Total Russia		0

SAUDI ARABIA 2.6%
COMMUNICATION SERVICES 0.5%
Mobile Telecommunications Co. Saudi Arabia	3,684	11
Saudi Telecom Co.	36,357	440

		451

CONSUMER DISCRETIONARY 0.0%
Jarir Marketing Co.	11,272	39

CONSUMER STAPLES 0.1%
Abdullah Al Othaim Markets Co.	5,002	13
Almarai Co. JSC	5,999	88
Savola Group	1,620	13

		114

ENERGY 0.7%
Saudi Arabian Oil Co.	95,868	683

FINANCIALS 0.7%
Al Rajhi Bank	18,776	510
Arab National Bank	4,972	30
Bank Al-Jazira (a)	5,737	27
Bupa Arabia for Cooperative Insurance Co.	1,075	51
Saudi Investment Bank	10,408	40

		658

HEALTH CARE 0.0%
Dr. Sulaiman Al Habib Medical Services Group Co.	333	25

MATERIALS 0.4%
Advanced Petrochemical Co. (a)	2,227	18
SABIC Agri-Nutrients Co.	1,254	35
Sahara International Petrochemical Co.	5,152	29
Saudi Basic Industries Corp.	15,557	264
Saudi Cement Co.	957	12
Yanbu National Petrochemical Co.	7,401	68

		426

REAL ESTATE 0.1%
Arabian Centres Co.	6,404	35
Dar Al Arkan Real Estate Development Co. (a)	5,608	32

		67

UTILITIES 0.1%
Saudi Electricity Co.	10,854	46

		46

Total Saudi Arabia		2,509

SINGAPORE 0.3%
CONSUMER DISCRETIONARY 0.3%
Trip.com Group Ltd.	4,800	305

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Total Singapore		305

SOUTH AFRICA 4.1%
COMMUNICATION SERVICES 0.6%
MTN Group Ltd.	66,242	445
MultiChoice Group	13,315	80
Telkom SA SOC Ltd. (a)	6,688	13
Vodacom Group Ltd.	13,492	93

		631

CONSUMER DISCRETIONARY 0.6%
Foschini Group Ltd.	3,333	23
Motus Holdings Ltd.	5,938	28
Mr. Price Group Ltd.	7,265	88
Naspers Ltd. 'N'	1,416	351
Woolworths Holdings Ltd.	18,704	52

		542

CONSUMER STAPLES 0.5%
Bid Corp. Ltd.	5,239	125
Shoprite Holdings Ltd.	14,189	212
SPAR Group Ltd. (a)	11,606	75
Tiger Brands Ltd.	4,539	69

		481

ENERGY 0.1%
Exxaro Resources Ltd.	10,587	86

FINANCIALS 0.8%
Absa Group Ltd.	8,237	79
Capitec Bank Holdings Ltd.	1,256	214
Discovery Ltd.	7,199	78
FirstRand Ltd.	83,110	327
Momentum Group Ltd.	6,436	11
Nedbank Group Ltd.	5,158	72

		781

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	8,601	77
Life Healthcare Group Holdings Ltd.	38,291	29

		106

INDUSTRIALS 0.1%
Bidvest Group Ltd.	7,530	97

MATERIALS 1.3%
African Rainbow Minerals Ltd.	2,643	21
Anglo American Platinum Ltd.	2,510	101
Gold Fields Ltd.	19,268	425
Harmony Gold Mining Co. Ltd.	7,042	103
Impala Platinum Holdings Ltd.	44,151	304
Kumba Iron Ore Ltd.	2,812	48
Sappi Ltd.	27,076	54
Sasol Ltd.	16,248	68
Sibanye Stillwater Ltd.	123,654	141

		1,265

Total South Africa		3,989

SOUTH KOREA 8.5%
COMMUNICATION SERVICES 0.8%
KT Corp.	10,049	339
LG Uplus Corp.	9,348	65
NAVER Corp.	1,250	163
SK Telecom Co. Ltd.	6,764	255

		822

CONSUMER DISCRETIONARY 1.5%
Coway Co. Ltd.	1,955	108
Hankook Tire & Technology Co. Ltd.	2,164	58
HL Mando Co. Ltd.	1,528	40

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Hyundai Mobis Co. Ltd.	1,735	309
Hyundai Motor Co.	2,899	392
Kia Corp.	3,431	217
LG Electronics, Inc.	4,537	239
Lotte Shopping Co. Ltd.	794	33
Shinsegae, Inc.	218	20

		1,416

CONSUMER STAPLES 0.4%
CJ CheilJedang Corp.	487	82
E-MART, Inc.	1,450	80
GS Retail Co. Ltd.	716	7
KT&G Corp.	2,633	181
LG H&H Co. Ltd.	302	65

		415

ENERGY 0.2%
HD Hyundai Co. Ltd.	1,493	74
S-Oil Corp.	1,092	41
SK Innovation Co. Ltd.	1,504	116

		231

FINANCIALS 2.2%
BNK Financial Group, Inc.	15,356	108
DB Insurance Co. Ltd.	1,695	102
Hana Financial Group, Inc.	8,737	357
Hanwha Life Insurance Co. Ltd.	13,954	24
Hyundai Marine & Fire Insurance Co. Ltd.	4,139	62
Industrial Bank of Korea	9,764	95
KB Financial Group, Inc.	5,379	292
Korea Investment Holdings Co. Ltd.	420	21
Meritz Financial Group, Inc.	1,672	140
Mirae Asset Securities Co. Ltd.	1,826	11
NH Investment & Securities Co. Ltd. 'C'	1,257	12
Samsung Card Co. Ltd.	693	19
Samsung Fire & Marine Insurance Co. Ltd.	1,136	277
Samsung Life Insurance Co. Ltd.	1,613	91
Shinhan Financial Group Co. Ltd.	11,139	356
Woori Financial Group, Inc.	17,087	193

		2,160

INDUSTRIALS 1.4%
CJ Corp.	951	76
CJ Logistics Corp.	790	46
Daewoo Engineering & Construction Co. Ltd. (a)	12,774	27
DL E&C Co. Ltd.	2,168	62
Doosan Co. Ltd.	1,096	220
Doosan Enerbility Co. Ltd. (a)	3,884	62
GS Engineering & Construction Corp.	4,882	57
GS Holdings Corp.	992	25
Hanwha Corp.	3,269	92
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	673	93
HMM Co. Ltd.	3,091	41
Hyundai Engineering & Construction Co. Ltd.	4,238	104
Hyundai Glovis Co. Ltd.	1,394	107
LG Corp.	1,611	71
Lotte Corp.	1,389	20
LS Corp.	710	52
LX International Corp.	2,407	41
Posco International Corp.	852	29
SK, Inc.	1,103	98

		1,323

INFORMATION TECHNOLOGY 1.0%
LG Display Co. Ltd.	14,615	88
Samsung Electro-Mechanics Co. Ltd.	1,155	102
SK Hynix, Inc.	5,917	789

		979

MATERIALS 0.7%
Hyundai Steel Co.	5,001	85
KCC Corp.	272	47
Korea Zinc Co. Ltd.	303	160
Kumho Petrochemical Co. Ltd.	471	39
Lotte Chemical Corp.	1,200	54

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Posco Holdings, Inc.	1,316	251

		636

UTILITIES 0.3%
Korea Electric Power Corp.	17,583	259
Korea Gas Corp.	2,280	56

		315

Total South Korea		8,297

TAIWAN 18.4%
COMMUNICATION SERVICES 0.8%
Chunghwa Telecom Co. Ltd.	90,000	350
Far EasTone Telecommunications Co. Ltd.	64,000	178
Taiwan Mobile Co. Ltd.	69,000	243

		771

CONSUMER DISCRETIONARY 0.4%
Cheng Shin Rubber Industry Co. Ltd.	55,000	84
China Motor Corp.	25,000	55
Eclat Textile Co. Ltd.	5,000	67
Feng TAY Enterprise Co. Ltd.	13,560	49
Nien Made Enterprise Co. Ltd.	2,000	24
Pou Chen Corp.	113,000	121

		400

CONSUMER STAPLES 0.3%
Great Wall Enterprise Co. Ltd.	10,008	18
President Chain Store Corp.	12,000	91
Uni-President Enterprises Corp.	85,000	207

		316

ENERGY 0.0%
Formosa Petrochemical Corp.	20,000	22

FINANCIALS 3.5%
Cathay Financial Holding Co. Ltd.	248,200	463
Chang Hwa Commercial Bank Ltd.	135,284	73
CTBC Financial Holding Co. Ltd.	522,000	628
E.Sun Financial Holding Co. Ltd.	232,447	203
First Financial Holding Co. Ltd.	150,904	124
Fubon Financial Holding Co. Ltd.	180,103	468
Hua Nan Financial Holdings Co. Ltd. 'C'	142,588	121
KGI Financial Holding Co. Ltd.	470,096	245
Mega Financial Holding Co. Ltd.	173,515	210
Shanghai Commercial & Savings Bank Ltd.	61,712	84
Shin Kong Financial Holding Co. Ltd.	472,847	174
SinoPac Financial Holdings Co. Ltd.	210,602	143
Taishin Financial Holding Co. Ltd.	171,971	90
Taiwan Business Bank	184,967	82
Taiwan Cooperative Financial Holding Co. Ltd.	121,503	89
Yuanta Financial Holding Co. Ltd.	226,917	233

		3,430

INDUSTRIALS 1.4%
Eva Airways Corp. (a)	11,000	14
Evergreen Marine Corp. Taiwan Ltd.	83,000	556
Far Eastern New Century Corp.	84,000	84
Taiwan Glass Industry Corp.	14,000	7
Taiwan High Speed Rail Corp.	15,000	12
Teco Electric & Machinery Co. Ltd.	42,000	63
Wan Hai Lines Ltd.	13,000	31
Yang Ming Marine Transport Corp.	264,000	597

		1,364

INFORMATION TECHNOLOGY 11.1%
Accton Technology Corp.	9,000	159
Acer, Inc.	106,000	114
Advantech Co. Ltd.	7,119	81
ASE Technology Holding Co. Ltd.	97,000	426
Asustek Computer, Inc.	37,000	688
AUO Corp.	293,600	120
Catcher Technology Co. Ltd.	26,000	166
Cheng Uei Precision Industry Co. Ltd.	18,000	30
Chicony Electronics Co. Ltd.	31,000	159

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Compal Electronics, Inc.	189,000	184
Delta Electronics, Inc.	49,000	542
Foxconn Technology Co. Ltd.	49,000	93
General Interface Solution Holding Ltd.	18,000	26
Himax Technologies, Inc. ADR	1,155	8
Hon Hai Precision Industry Co. Ltd.	307,600	1,388
Innolux Corp.	356,592	164
Inventec Corp.	164,000	212
King Yuan Electronics Co. Ltd.	16,000	43
Kinpo Electronics	61,000	40
Largan Precision Co. Ltd.	1,290	93
Lite-On Technology Corp.	71,000	197
Macronix International Co. Ltd.	53,000	33
MediaTek, Inc.	46,000	1,983
Micro-Star International Co. Ltd.	19,000	94
Mitac Holdings Corp.	49,000	83
Novatek Microelectronics Corp.	9,000	150
Pegatron Corp.	72,000	184
Powertech Technology, Inc.	41,000	154
Primax Electronics Ltd.	18,000	45
Qisda Corp.	22,000	19
Quanta Computer, Inc.	123,000	856
Radiant Opto-Electronics Corp.	17,000	93
Realtek Semiconductor Corp.	8,000	128
Silicon Motion Technology Corp.	705	36
Supreme Electronics Co. Ltd.	30,861	51
Synnex Technology International Corp.	43,000	93
Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	1,070
TPK Holding Co. Ltd. (a)	25,000	27
Tripod Technology Corp.	10,000	60
Wistron Corp.	138,347	406
WPG Holdings Ltd.	62,560	118
WT Microelectronics Co. Ltd.	38,880	116
Yageo Corp.	2,000	29
Zhen Ding Technology Holding Ltd.	32,000	102

		10,863

MATERIALS 0.8%
Asia Cement Corp.	46,000	65
China Steel Corp.	266,000	180
Eternal Materials Co. Ltd.	25,300	22
Formosa Chemicals & Fibre Corp.	48,000	38
Formosa Plastics Corp.	118,000	131
Nan Ya Plastics Corp.	81,000	74
TA Chen Stainless Pipe (a)	47,000	70
Taiwan Fertilizer Co. Ltd.	10,000	15
TCC Group Holdings Co. Ltd.	125,553	122
Tung Ho Steel Enterprise Corp.	21,020	45

		762

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	4,000	8
Highwealth Construction Corp.	37,835	50
Ruentex Development Co. Ltd.	34,380	37

		95

Total Taiwan		18,023

THAILAND 3.0%
COMMUNICATION SERVICES 0.5%
Advanced Info Service PCL	48,700	396
Digital Telecommunications Infrastructure Fund 'F'	197,700	46
Jasmine International PCL (a)	362,774	16
True Corp. PCL (a)	63,200	22

		480

CONSUMER DISCRETIONARY 0.1%
Home Product Center PCL	84,100	21
Sri Trang Agro-Industry PCL	129,200	55

		76

CONSUMER STAPLES 0.5%
Berli Jucker PCL	23,600	16
Charoen Pokphand Foods PCL	304,800	214
CP ALL PCL	135,200	198
Osotspa PCL	16,500	7
Thai Beverage PCL	145,400	55

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Thai Union Group PCL 'F'	81,000	26

		516

ENERGY 0.5%
Bangchak Corp. PCL	61,100	69
PTT PCL	363,700	343
Thai Oil PCL	81,800	59

		471

FINANCIALS 0.5%
Bangkok Bank PCL	9,800	43
Kasikornbank PCL	32,600	156
Krung Thai Bank PCL	44,600	32
SCB X PCL	22,000	80
Thanachart Capital PCL	29,600	43
Tisco Financial Group PCL	42,100	123

		477

HEALTH CARE 0.2%
Bangkok Dusit Medical Services PCL 'F'	205,700	132
Bumrungrad Hospital PCL	10,400	51
Sri Trang Gloves Thailand PCL	76,700	16

		199

INDUSTRIALS 0.0%
Regional Container Lines PCL	12,500	9

INFORMATION TECHNOLOGY 0.2%
Cal-Comp Electronics Thailand PCL 'F'	247,200	43
Delta Electronics Thailand PCL	58,400	115
Fabrinet (a)	368	73

		231

MATERIALS 0.3%
Indorama Ventures PCL	13,400	8
PTT Global Chemical PCL	143,400	73
SCG Packaging PCL	18,800	7
Siam Cement PCL	35,700	165

		253

REAL ESTATE 0.1%
Land & Houses PCL	234,000	29
Supalai PCL	67,500	32

		61

UTILITIES 0.1%
Gulf Energy Development PCL	78,100	115
Ratch Group PCL	25,550	19

		134

Total Thailand		2,907

TURKEY 0.9%
COMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon AS	17,989	23
Turkcell Iletisim Hizmetleri AS	45,081	114

		137

CONSUMER DISCRETIONARY 0.1%
Arcelik AS	2,941	11
Ford Otomotiv Sanayi AS	900	25
Vestel Elektronik Sanayi ve Ticaret AS	14,375	18

		54

CONSUMER STAPLES 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,830	61
BIM Birlesik Magazalar AS	19,335	234

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Coca-Cola Icecek AS	15,690	22

		317

ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	1	0

FINANCIALS 0.1%
Is Yatirim Menkul Degerler AS 'A'	75,206	80
Turkiye Vakiflar Bankasi TAO (a)	16,106	10

		90

INDUSTRIALS 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	18,224	57
Enka Insaat ve Sanayi AS	37,219	62
Tekfen Holding AS	14,578	58
Turkiye Sise ve Cam Fabrikalari AS	12,413	13

		190

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	81,324	48
Petkim Petrokimya Holding AS (a)	27,743	13

		61

UTILITIES 0.0%
Aygaz AS	1	0
Enerjisa Enerji AS	12,194	18

		18

Total Turkey		867

UNITED ARAB EMIRATES 1.1%
COMMUNICATION SERVICES 0.0%
Emirates Telecommunications Group Co. PJSC	9,319	43

CONSUMER DISCRETIONARY 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	62,997	58

ENERGY 0.1%
ADNOC Drilling Co. PJSC	42,711	60

FINANCIALS 0.5%
Abu Dhabi Commercial Bank PJSC	9,188	27
Abu Dhabi Islamic Bank PJSC	20,503	90
Dubai Islamic Bank PJSC	57,296	111
Emirates NBD Bank PJSC	16,279	90
First Abu Dhabi Bank PJSC	37,527	141

		459

MATERIALS 0.0%
Borouge PLC	24,797	16

REAL ESTATE 0.4%
Aldar Properties PJSC	37,036	84
Emaar Development PJSC	35,447	118
Emaar Properties PJSC	61,748	224

		426

UTILITIES 0.0%
Dubai Electricity & Water Authority PJSC	27,678	19

Total United Arab Emirates		1,081

Total Common Stocks (Cost $88,519)		95,356

PREFERRED STOCKS 2.1%
BRAZIL 2.0%
INDUSTRIALS 0.5%
Braskem SA	25,990	50
Gerdau SA	83,614	237

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Metalurgica Gerdau SA	96,392	151
Usinas Siderurgicas de Minas Gerais SA Usiminas	85,900	86

		524

UTILITIES 1.5%
Cia Energetica de Minas Gerais	79,397	143
ISA Energia Brasil SA	16,221	63
Petroleo Brasileiro SA	189,298	1,233

		1,439

Total Brazil		1,963

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA	8,339	31

Total Chile		31

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC	2,929	0
Transneft PJSC (c)	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $1,765)		1,994

REAL ESTATE INVESTMENT TRUSTS 0.0%
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	42,265	30

Total Real Estate Investment Trusts (Cost $35)		30

MUTUAL FUNDS 0.0%

Total Investments in Securities (Cost $90,319)		97,380

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 4.470% (b)(c)(d)	8,192	8

Total Short-Term Instruments (Cost $8)		8

Total Investments in Affiliates (Cost $8)		8

Total Investments 99.4% (Cost $90,327)		$97,388
Other Assets and Liabilities, net 0.6%		634

Net Assets 100.0%		$98,022

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $8 were out on loan in exchange for $8 of cash collateral as of March 31, 2025.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$250	$0	$0	$250
	Consumer Discretionary	140	0	0	140
	Consumer Staples	866	0	0	866
	Energy	82	0	0	82
	Financials	265	0	0	265
	Industrials	278	0	0	278
	Materials	1,378	0	0	1,378
	Utilities	199	0	0	199
Chile
	Consumer Discretionary	68	43	0	111
	Consumer Staples	142	80	0	222
	Financials	42	348	0	390
	Materials	30	0	0	30
	Utilities	137	0	0	137
China
	Communication Services	328	1,546	0	1,874
	Consumer Discretionary	861	1,757	0	2,618
	Consumer Staples	0	1,099	0	1,099
	Energy	0	1,655	0	1,655
	Financials	93	9,258	0	9,351
	Health Care	0	708	0	708
	Industrials	155	3,329	0	3,484
	Information Technology	97	1,846	0	1,943
	Materials	0	2,396	0	2,396
	Real Estate	0	1,282	0	1,282
	Utilities	25	1,666	0	1,691
Greece
	Communication Services	0	99	0	99
	Consumer Discretionary	0	125	0	125
	Energy	0	18	0	18
	Financials	0	216	0	216
	Industrials	41	0	0	41
Hong Kong
	Consumer Discretionary	0	148	0	148
	Financials	56	573	0	629
	Industrials	0	359	0	359
	Materials	0	14	0	14
	Real Estate	0	607	0	607
	Utilities	0	545	0	545
India
	Communication Services	0	1,176	0	1,176
	Consumer Discretionary	0	1,112	0	1,112
	Consumer Staples	0	1,177	0	1,177
	Energy	0	1,293	0	1,293
	Financials	0	2,481	0	2,481
	Health Care	0	1,237	0	1,237
	Industrials	0	703	0	703
	Information Technology	0	3,203	0	3,203
	Materials	0	1,684	0	1,684
	Real Estate	0	31	0	31
	Utilities	0	1,108	0	1,108
Indonesia
	Communication Services	0	192	0	192
	Consumer Staples	36	60	0	96
	Energy	67	105	0	172
	Financials	214	0	0	214
	Health Care	28	0	0	28
	Materials	55	0	0	55
	Utilities	0	10	0	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Kuwait
Communication Services	0	52	0	52
Financials	0	546	0	546
Industrials	0	5	0	5
Real Estate	4	0	0	4
Malaysia
Communication Services	0	102	0	102
Consumer Discretionary	0	73	0	73
Consumer Staples	34	87	0	121
Financials	62	780	0	842
Health Care	28	131	0	159
Industrials	0	320	0	320
Materials	0	74	0	74
Utilities	20	367	0	387
Mexico
Communication Services	230	0	0	230
Consumer Staples	1,249	0	0	1,249
Industrials	163	0	0	163
Materials	400	0	0	400
Netherlands
Real Estate	48	0	0	48
Philippines
Communication Services	0	51	0	51
Consumer Staples	0	17	0	17
Financials	0	32	0	32
Industrials	85	0	0	85
Utilities	30	0	0	30
Poland
Communication Services	0	115	0	115
Consumer Discretionary	0	28	0	28
Financials	0	202	0	202
Information Technology	0	89	0	89
Materials	0	30	0	30
Utilities	45	130	0	175
Qatar
Communication Services	39	0	0	39
Energy	40	0	0	40
Financials	0	313	0	313
Industrials	85	0	0	85
Real Estate	40	0	0	40
Utilities	10	0	0	10
Saudi Arabia
Communication Services	440	11	0	451
Consumer Discretionary	0	39	0	39
Consumer Staples	13	101	0	114
Energy	0	683	0	683
Financials	51	607	0	658
Health Care	25	0	0	25
Materials	294	132	0	426
Real Estate	0	67	0	67
Utilities	0	46	0	46
Singapore
Consumer Discretionary	0	305	0	305
South Africa
Communication Services	538	93	0	631
Consumer Discretionary	75	467	0	542
Consumer Staples	269	212	0	481
Energy	0	86	0	86
Financials	240	541	0	781
Health Care	106	0	0	106
Industrials	97	0	0	97
Materials	48	1,217	0	1,265
South Korea
Communication Services	0	822	0	822
Consumer Discretionary	0	1,416	0	1,416
Consumer Staples	0	415	0	415
Energy	0	231	0	231
Financials	0	2,160	0	2,160
Industrials	0	1,323	0	1,323
Information Technology	0	979	0	979
Materials	0	636	0	636
Utilities	0	315	0	315
Taiwan
Communication Services	0	771	0	771
Consumer Discretionary	0	400	0	400
Consumer Staples	0	316	0	316
Energy	0	22	0	22
Financials	0	3,430	0	3,430
Industrials	0	1,364	0	1,364
Information Technology	44	10,819	0	10,863
Materials	0	762	0	762
Real Estate	0	95	0	95
Thailand
Communication Services	0	480	0	480

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Consumer Discretionary	0	76	0	76
Consumer Staples	55	461	0	516
Energy	0	471	0	471
Financials	0	477	0	477
Health Care	0	199	0	199
Industrials	0	9	0	9
Information Technology	73	158	0	231
Materials	0	253	0	253
Real Estate	0	61	0	61
Utilities	0	134	0	134
Turkey
Communication Services	0	137	0	137
Consumer Discretionary	25	29	0	54
Consumer Staples	295	22	0	317
Financials	80	10	0	90
Industrials	115	75	0	190
Materials	0	61	0	61
Utilities	18	0	0	18
United Arab Emirates
Communication Services	43	0	0	43
Consumer Discretionary	0	58	0	58
Energy	60	0	0	60
Financials	321	138	0	459
Materials	0	16	0	16
Real Estate	0	426	0	426
Utilities	19	0	0	19
Preferred Stocks
Brazil
Industrials	524	0	0	524
Utilities	1,439	0	0	1,439
Chile
Industrials	0	31	0	31
Real Estate Investment Trusts
South Africa
Real Estate	0	30	0	30

	$13,852	$83,528	$0	$97,380
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	8	0	0	8

Total Investments	$13,860	$83,528	$0	$97,388

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
COMMON STOCKS 97.3%
AUSTRALIA 4.2%
COMMUNICATION SERVICES 0.2%
CAR Group Ltd.	8,494	$169
Nine Entertainment Co. Holdings Ltd.	14,868	14
REA Group Ltd.	1,295	180
SEEK Ltd.	7,677	104

		467

CONSUMER DISCRETIONARY 0.5%
ARB Corp. Ltd.	1,132	23
Aristocrat Leisure Ltd.	7,330	296
Breville Group Ltd.	5,208	103
Domino's Pizza Enterprises Ltd.	2,832	46
Harvey Norman Holdings Ltd.	26,550	84
JB Hi-Fi Ltd.	3,617	211
Super Retail Group Ltd.	11,821	96
Wesfarmers Ltd.	13,613	617

		1,476

CONSUMER STAPLES 0.3%
Coles Group Ltd.	29,739	364
GrainCorp Ltd. 'A'	22,603	97
Metcash Ltd.	60,601	120
Myer Holdings Ltd.	15,223	6
Woolworths Group Ltd.	21,763	404

		991

ENERGY 0.1%
Ampol Ltd.	6,452	95
New Hope Corp. Ltd.	6,618	16
Viva Energy Group Ltd.	50,521	54

		165

FINANCIALS 1.3%
AMP Ltd.	156,006	122
ASX Ltd.	3,315	136
Bank of Queensland Ltd.	15,883	67
Bendigo & Adelaide Bank Ltd.	9,267	62
Commonwealth Bank of Australia	8,828	840
Insurance Australia Group Ltd.	48,595	236
Macquarie Group Ltd.	3,436	428
Magellan Financial Group Ltd.	4,831	23
Medibank Pvt Ltd.	111,017	310
National Australia Bank Ltd.	31,252	672
NIB Holdings Ltd.	14,245	61
Perpetual Ltd.	3,657	45
QBE Insurance Group Ltd.	19,168	265
Suncorp Group Ltd.	19,417	235
Westpac Banking Corp.	33,573	669

		4,171

HEALTH CARE 0.3%
Ansell Ltd.	7,782	166
Cochlear Ltd.	599	99
CSL Ltd.	3,299	519
Sigma Healthcare Ltd.	48,458	88
Sonic Healthcare Ltd.	10,547	171

		1,043

INDUSTRIALS 0.4%
ALS Ltd.	9,607	93
Aurizon Holdings Ltd.	91,984	179
Brambles Ltd.	33,841	427
Computershare Ltd.	5,930	146

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Downer EDI Ltd.	23,551	80
Monadelphous Group Ltd.	6,562	64
Reece Ltd.	5,816	58
Transurban Group	27,257	230
Worley Ltd.	3,607	33

		1,310

INFORMATION TECHNOLOGY 0.0%
WiseTech Global Ltd.	2,423	125

MATERIALS 0.9%
BHP Group Ltd.	19,499	473
BlueScope Steel Ltd.	9,414	126
Champion Iron Ltd.	5,937	18
Evolution Mining Ltd.	74,990	336
Fortescue Ltd.	39,107	378
IGO Ltd.	15,562	39
Iluka Resources Ltd.	15,453	38
Incitec Pivot Ltd.	78,105	125
Lynas Rare Earths Ltd. (a)	7,140	31
Northern Star Resources Ltd.	35,424	409
Regis Resources Ltd.	27,977	69
Rio Tinto Ltd.	8,711	632
Sandfire Resources Ltd. (a)	11,518	75
Sims Ltd.	13,081	121

		2,870

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	16,985	63

UTILITIES 0.2%
AGL Energy Ltd.	27,551	182
APA Group	15,877	79
Origin Energy Ltd.	31,157	206

		467

Total Australia		13,148

AUSTRIA 0.2%
ENERGY 0.0%
OMV AG	1,758	91

FINANCIALS 0.1%
Erste Group Bank AG	2,161	149
UNIQA Insurance Group AG	11,087	118

		267

INDUSTRIALS 0.0%
Andritz AG	1,844	104

MATERIALS 0.1%
voestalpine AG	5,450	133

REAL ESTATE 0.0%
CA Immobilien Anlagen AG	3,478	84

UTILITIES 0.0%
Verbund AG	888	63

Total Austria		742

BELGIUM 0.5%
COMMUNICATION SERVICES 0.0%
Proximus SADP	8,783	65

CONSUMER DISCRETIONARY 0.0%
D'ieteren Group	379	65

CONSUMER STAPLES 0.1%
Colruyt Group NV	3,559	146

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Lotus Bakeries NV	5	45

		191

FINANCIALS 0.1%
Ageas SA	1,255	75
Gimv NV	1,219	52
KBC Group NV	1,376	126

		253

HEALTH CARE 0.3%
UCB SA	4,642	817

INDUSTRIALS 0.0%
Ackermans & Van Haaren NV	483	105
Deme Group NV	204	29

		134

MATERIALS 0.0%
Solvay SA	2,653	94

UTILITIES 0.0%
Elia Group SA	1,146	99

Total Belgium		1,718

CANADA 7.5%
COMMUNICATION SERVICES 0.3%
BCE, Inc.	24,220	556
Cogeco Communications, Inc.	1,092	53
Quebecor, Inc. 'B'	4,198	106
Rogers Communications, Inc. 'B'	1,900	51
TELUS Corp.	16,939	243

		1,009

CONSUMER DISCRETIONARY 0.7%
BRP, Inc.	1,057	36
Canadian Tire Corp. Ltd. 'A'	2,630	273
Dollarama, Inc.	6,760	723
Gildan Activewear, Inc.	4,796	212
Linamar Corp.	1,265	44
Lululemon Athletica, Inc. (a)	472	133
Magna International, Inc.	14,270	485
Restaurant Brands International, Inc.	2,406	160

		2,066

CONSUMER STAPLES 0.9%
Alimentation Couche-Tard, Inc.	11,759	580
Empire Co. Ltd. 'A'	8,789	295
George Weston Ltd.	2,155	367
Loblaw Cos., Ltd.	4,849	680
Maple Leaf Foods, Inc.	2,695	47
Metro, Inc.	6,001	417
North West Co., Inc.	2,798	99
Premium Brands Holdings Corp.	1,044	56
Saputo, Inc.	6,304	109

		2,650

ENERGY 0.9%
ARC Resources Ltd.	7,098	143
Birchcliff Energy Ltd.	11,968	56
Cenovus Energy, Inc.	7,574	105
Enbridge, Inc.	20,132	891
Enerflex Ltd.	4,300	33
Gibson Energy, Inc.	7,347	114
Imperial Oil Ltd.	6,041	436
Parex Resources, Inc.	4,737	44
Peyto Exploration & Development Corp.	9,037	114
Precision Drilling Corp. (a)	1,261	59
Secure Waste Infrastructure Corp.	3,663	40
Suncor Energy, Inc.	7,303	283
TC Energy Corp.	9,569	452
Veren, Inc.	17,746	117

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Vermilion Energy, Inc.	3,156	26

		2,913

FINANCIALS 1.9%
Brookfield Asset Management Ltd. 'A'	6,341	307
Brookfield Corp.	13,456	704
Brookfield Wealth Solutions Ltd.	2,862	150
Canadian Imperial Bank of Commerce	7,612	428
CI Financial Corp.	11,813	256
E-L Financial Corp. Ltd.	100	89
Fairfax Financial Holdings Ltd.	848	1,226
IGM Financial, Inc.	2,740	84
Intact Financial Corp.	3,100	633
Manulife Financial Corp.	18,380	573
National Bank of Canada	3,672	303
Onex Corp.	1,469	98
Power Corp. of Canada	8,918	315
Royal Bank of Canada	7,075	797
TMX Group Ltd.	3,364	123

		6,086

HEALTH CARE 0.0%
Bausch Health Cos., Inc. (a)	3,920	25

INDUSTRIALS 0.7%
Aecon Group, Inc.	7,097	83
Canadian National Railway Co.	3,052	297
Canadian Pacific Kansas City Ltd.	881	62
Finning International, Inc.	5,941	167
GFL Environmental, Inc.	3,092	149
Russel Metals, Inc.	3,526	96
TFI International, Inc.	1,252	97
Thomson Reuters Corp.	3,666	633
Toromont Industries Ltd.	2,527	198
Waste Connections, Inc.	2,535	495

		2,277

INFORMATION TECHNOLOGY 0.5%
Canadian Solar, Inc. (a)	1,063	9
Celestica, Inc. (a)	2,429	192
CGI, Inc.	5,724	572
Constellation Software, Inc. (b)	92	291
Descartes Systems Group, Inc. (a)	408	41
Shopify, Inc. 'A' (a)	5,300	504

		1,609

MATERIALS 1.1%
Agnico Eagle Mines Ltd. (b)	3,900	423
Alamos Gold, Inc.'A'	7,572	202
Barrick Gold Corp.	10,900	212
CCL Industries, Inc. 'B'	801	39
Centerra Gold, Inc.	4,516	29
Eldorado Gold Corp. (a)	18,968	319
First Quantum Minerals Ltd.	7,769	104
Franco-Nevada Corp.	2,718	428
Hudbay Minerals, Inc.	4,029	31
IAMGOLD Corp. (a)	11,126	69
Kinross Gold Corp.	12,721	160
Methanex Corp.	4,054	142
Osisko Gold Royalties Ltd.	1,600	34
Pan American Silver Corp.	10,815	279
SSR Mining, Inc. (a)	5,100	51
Stella-Jones, Inc. (b)	801	38
Teck Resources Ltd. 'B'	3,398	124
Transcontinental, Inc. 'A'	5,607	73
West Fraser Timber Co. Ltd.	2,479	190
Wheaton Precious Metals Corp.	8,097	628

		3,575

REAL ESTATE 0.1%
Colliers International Group, Inc.	798	96
FirstService Corp.	933	155

		251

UTILITIES 0.4%
Atco Ltd. 'I'	4,423	154
Canadian Utilities Ltd. 'A'	3,006	77
Emera, Inc.	4,531	191
Fortis, Inc.	4,905	223

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Hydro One Ltd.	8,679	292
Northland Power, Inc.	4,110	56
Superior Plus Corp.	8,620	39
TransAlta Corp.	5,268	49

		1,081

Total Canada		23,542

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	10,312	225

Total Chile		225

DENMARK 1.6%
CONSUMER DISCRETIONARY 0.1%
GN Store Nord AS (a)	2,202	34
Pandora AS	1,361	209

		243

CONSUMER STAPLES 0.2%
Carlsberg AS 'B'	1,919	243
Royal Unibrew AS	1,264	101
Scandinavian Tobacco Group AS 'A'	5,107	74
Schouw & Co. AS	743	66

		484

FINANCIALS 0.1%
Danske Bank AS	7,922	260
Sydbank AS	2,950	185
Tryg AS	1,353	32

		477

HEALTH CARE 0.6%
Coloplast AS 'B'	2,664	279
Demant AS (a)	2,311	78
H Lundbeck AS	4,627	23
Novo Nordisk AS 'B'	23,363	1,598

		1,978

INDUSTRIALS 0.4%
AP Moller - Maersk AS 'B'	306	532
DSV AS	1,974	382
ISS AS	5,004	115
Per Aarsleff Holding AS	626	44
Rockwool AS 'B'	168	70

		1,143

MATERIALS 0.1%
Novozymes AS 'B'	7,409	431

UTILITIES 0.1%
Orsted AS	4,796	210

Total Denmark		4,966

FINLAND 1.3%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	3,970	194

CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat Oyj	3,885	27

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	9,448	193

ENERGY 0.0%
Neste Oyj	7,083	65

FINANCIALS 0.3%
Mandatum Oyj	13,455	82
Nordea Bank Abp	12,158	155

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Sampo Oyj 'A'	73,740	707
Sampo OYJ 'A'	12,544	120

		1,064

HEALTH CARE 0.1%
Orion Oyj 'B'	4,844	288

INDUSTRIALS 0.3%
Cargotec Oyj	1,975	90
Kone Oyj 'B'	9,587	529
Konecranes Oyj	838	54
Wartsila Oyj Abp	21,747	388

		1,061

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj	43,481	229
TietoEVRY Oyj	7,678	133

		362

MATERIALS 0.1%
Kemira Oyj	5,830	127
Outokumpu Oyj	21,455	81
Stora Enso Oyj 'R'	11,136	105
UPM-Kymmene Oyj	3,584	96

		409

REAL ESTATE 0.0%
Citycon Oyj	12,043	43
Kojamo Oyj	5,352	49

		92

UTILITIES 0.2%
Fortum Oyj	27,922	457

Total Finland		4,212

FRANCE 6.6%
COMMUNICATION SERVICES 0.9%
Metropole Television SA	4,770	72
Orange SA	165,159	2,139
Publicis Groupe SA	5,780	545
Television Francaise SA	6,772	66
Ubisoft Entertainment SA (a)	3,784	46
Vivendi SE	44,254	133

		3,001

CONSUMER DISCRETIONARY 0.7%
Accor SA	1,490	68
Cie Generale des Etablissements Michelin SCA	5,683	200
FDJ UNITED	755	24
Forvia SE	5,037	41
Hermes International SCA	277	729
Kering SA	626	130
LVMH Moet Hennessy Louis Vuitton SE	354	219
Renault SA	11,605	588
SEB SA	945	89
Valeo SE	9,118	86

		2,174

CONSUMER STAPLES 0.9%
Carrefour SA	50,112	717
Danone SA	21,515	1,645
L'Oreal SA	592	220
Pernod Ricard SA	2,006	198

		2,780

ENERGY 0.1%
Technip Energies NV	2,272	74
TotalEnergies SE	5,331	344

		418

FINANCIALS 0.7%
Amundi SA	403	32
BNP Paribas SA	6,378	533

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Credit Agricole SA	5,562	101
SCOR SE	8,554	247
Societe Generale SA	29,658	1,338

		2,251

HEALTH CARE 1.3%
BioMerieux	892	110
EssilorLuxottica SA	2,899	835
Sanofi SA	26,857	2,974
Sartorius Stedim Biotech	312	62

		3,981

INDUSTRIALS 1.6%
Airbus SE	1,026	181
Alstom SA	2,367	52
Bouygues SA	7,518	296
Bureau Veritas SA	8,414	255
Cie de Saint-Gobain SA	5,221	520
Legrand SA	1,325	140
Nexans SA	1,673	164
Rexel SA	15,938	430
Safran SA	4,633	1,220
Societe BIC SA	1,684	114
Thales SA	3,283	873
Vinci SA	5,409	682

		4,927

INFORMATION TECHNOLOGY 0.0%
Sopra Steria Group	766	142

MATERIALS 0.2%
Air Liquide SA	2,072	393
Eramet SA	380	21
Vicat SACA	2,422	131

		545

UTILITIES 0.2%
Engie SA	28,331	552
Rubis SCA	1,664	47

		599

Total France		20,818

GERMANY 5.7%
COMMUNICATION SERVICES 0.7%
Deutsche Telekom AG	46,705	1,724
Freenet AG	7,250	276
ProSiebenSat.1 Media SE	8,034	51
Scout24 SE	1,887	198

		2,249

CONSUMER DISCRETIONARY 0.7%
Adidas AG	2,368	559
Bayerische Motoren Werke AG	6,664	537
Continental AG	4,805	339
Delivery Hero SE (a)	1,159	28
Fielmann Group AG	1,574	72
Hornbach Holding AG & Co. KGaA	1,267	123
Hugo Boss AG	3,367	128
Mercedes-Benz Group AG	3,644	215
TUI AG	4,990	34
Zalando SE (a)	1,185	41

		2,076

CONSUMER STAPLES 0.1%
Beiersdorf AG	1,403	181
KWS Saat SE & Co. KGaA	2,316	141
Suedzucker AG	5,629	70

		392

FINANCIALS 1.0%
Allianz SE	2,545	974
Commerzbank AG	30,255	692
Deutsche Bank AG	33,117	790
Deutsche Boerse AG	1,743	514

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Deutsche Pfandbriefbank AG	13,089	77
Talanx AG	2,010	211

		3,258

HEALTH CARE 0.5%
BioNTech SE (a)	740	67
Fresenius Medical Care AG	9,938	495
Fresenius SE & Co. KGaA	7,706	329
Gerresheimer AG	1,039	79
Merck KGaA	2,505	345
Siemens Healthineers AG	2,798	151

		1,466

INDUSTRIALS 1.0%
Bilfinger SE	2,787	201
Deutsche Lufthansa AG	13,663	100
Deutsche Post AG	16,450	706
Duerr AG	853	22
Hapag-Lloyd AG	534	81
Hochtief AG	623	106
KION Group AG	1,008	42
Knorr-Bremse AG	1,273	116
Krones AG	1,204	164
MTU Aero Engines AG	1,041	362
Rational AG	96	80
Rheinmetall AG	490	701
Siemens AG	1,485	343

		3,024

INFORMATION TECHNOLOGY 0.9%
Infineon Technologies AG	6,886	230
SAP SE	9,197	2,464

		2,694

MATERIALS 0.5%
Aurubis AG	460	44
BASF SE	7,745	388
Evonik Industries AG	1,990	43
Heidelberg Materials AG	1,195	206
K&S AG	16,815	230
Lanxess AG	2,268	69
Salzgitter AG	4,784	123
Symrise AG	2,751	285
thyssenkrupp AG	11,045	113

		1,501

REAL ESTATE 0.3%
LEG Immobilien SE	3,788	268
TAG Immobilien AG	5,889	80
Vonovia SE	24,119	649

		997

UTILITIES 0.0%
E.ON SE	4,350	65

Total Germany		17,722

HONG KONG 1.4%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	77,000	51
HKT Trust & HKT Ltd.	106,000	142
PCCW Ltd.	299,295	186

		379

CONSUMER DISCRETIONARY 0.1%
Bosideng International Holdings Ltd.	200,000	103
Chow Tai Fook Jewellery Group Ltd.	60,400	68
Galaxy Entertainment Group Ltd.	13,000	51
Man Wah Holdings Ltd.	40,000	23
Skyworth Group Ltd.	184,000	67

		312

CONSUMER STAPLES 0.1%
WH Group Ltd.	189,000	173

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

FINANCIALS 0.4%
Futu Holdings Ltd.	1,733	177
Hang Seng Bank Ltd.	15,200	207
Hong Kong Exchanges & Clearing Ltd.	13,600	605
Prudential PLC	20,610	223

		1,212

INDUSTRIALS 0.3%
Cathay Pacific Airways Ltd.	38,000	51
CK Hutchison Holdings Ltd.	45,500	256
Jardine Matheson Holdings Ltd.	3,800	160
MTR Corp. Ltd.	49,000	161
Pacific Basin Shipping Ltd.	157,000	35
SITC International Holdings Co. Ltd.	13,000	35
Swire Pacific Ltd. 'A'	19,000	168
Xinyi Glass Holdings Ltd.	44,000	44

		910

INFORMATION TECHNOLOGY 0.0%
Kingboard Holdings Ltd.	24,700	71
Kingboard Laminates Holdings Ltd.	52,000	60

		131

REAL ESTATE 0.2%
CK Asset Holdings Ltd.	43,500	176
Hongkong Land Holdings Ltd.	43,800	189
New World Development Co. Ltd.	48,000	31
Sino Land Co. Ltd.	10,000	10
Sun Hung Kai Properties Ltd.	38,000	362
Wharf Holdings Ltd.	41,000	97

		865

UTILITIES 0.2%
China Gas Holdings Ltd.	19,800	18
CK Infrastructure Holdings Ltd.	11,000	66
CLP Holdings Ltd.	23,600	192
HK Electric Investments & HK Electric Investments Ltd.	71,500	49
Hong Kong & China Gas Co. Ltd.	91,972	79
Power Assets Holdings Ltd.	25,000	150

		554

Total Hong Kong		4,536

IRELAND 1.6%
CONSUMER STAPLES 0.2%
Glanbia PLC	9,991	110
Kerry Group PLC 'A'	3,084	323

		433

FINANCIALS 0.0%
Bank of Ireland Group PLC	3,226	38

HEALTH CARE 0.7%
Medtronic PLC	24,387	2,191

INDUSTRIALS 0.6%
Allegion PLC	1,121	146
Experian PLC	15,079	699
Grafton Group PLC	7,340	82
Kingspan Group PLC	1,863	150
Trane Technologies PLC	2,647	892

		1,969

MATERIALS 0.1%
James Hardie Industries PLC (a)	12,262	293

Total Ireland		4,924

ISRAEL 1.4%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	62,840	93

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY 0.0%
Delta Galil Ltd.	1,425	68
Electra Consumer Products 1970 Ltd.	1,824	48

		116

CONSUMER STAPLES 0.1%
M Yochananof & Sons Ltd.	1,428	91
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,179	156
Strauss Group Ltd.	2,898	61

		308

ENERGY 0.0%
Delek Group Ltd.	348	54
Oil Refineries Ltd.	209,058	50
Paz Retail & Energy Ltd.	281	37

		141

FINANCIALS 0.4%
Bank Hapoalim BM	22,630	307
Bank Leumi Le-Israel BM	29,545	398
Harel Insurance Investments & Financial Services Ltd.	8,384	134
Israel Discount Bank Ltd. 'A'	24,760	172
Menora Mivtachim Holdings Ltd.	2,389	120
Mizrahi Tefahot Bank Ltd.	3,318	149
Plus500 Ltd.	3,080	109

		1,389

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. SP ADR (a)	9,492	146

INDUSTRIALS 0.2%
Danel Adir Yeoshua Ltd.	882	89
Elbit Systems Ltd.	268	103
Elco Ltd.	898	34
Electra Ltd.	63	29
Hilan Ltd.	2,537	155
ZIM Integrated Shipping Services Ltd.	14,077	205

		615

INFORMATION TECHNOLOGY 0.3%
Check Point Software Technologies Ltd. (a)	2,214	505
CyberArk Software Ltd. (a)	340	115
Monday.com Ltd. (a)	264	64
Nice Ltd. (a)	560	86
Wix.com Ltd. (a)	848	139

		909

MATERIALS 0.1%
ICL Group Ltd.	30,791	175
Israel Corp. Ltd.	112	30

		205

REAL ESTATE 0.2%
Africa Israel Residences Ltd.	2,143	130
Azrieli Group Ltd.	429	29
Big Shopping Centers Ltd. (a)	889	123
Melisron Ltd.	1,618	126
YH Dimri Construction & Development Ltd.	923	75

		483

Total Israel		4,405

ITALY 3.4%
COMMUNICATION SERVICES 0.2%
Infrastrutture Wireless Italiane SpA	8,829	94
MFE-MediaForEurope NV 'A'	15,435	56
MFE-MediaForEurope NV 'B'	5,419	27
Telecom Italia SpA	1,140,686	385

		562

CONSUMER DISCRETIONARY 0.2%
Brembo NV	7,828	67
Ferrari NV	754	322

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Moncler SpA	3,605	222
PRADA SpA	4,400	31

		642

CONSUMER STAPLES 0.0%
Davide Campari-Milano NV	5,973	35

ENERGY 0.2%
Eni SpA	38,344	593

FINANCIALS 1.8%
Anima Holding SpA	19,123	145
Azimut Holding SpA	6,764	189
Banca Generali SpA	2,102	118
Banca IFIS SpA	7,301	170
Banca Mediolanum SpA	7,048	114
Banca Monte dei Paschi di Siena SpA	14,052	112
Banca Popolare di Sondrio SpA	29,536	357
Banco BPM SpA	39,189	399
BPER Banca SpA	81,791	642
FinecoBank Banca Fineco SpA	10,763	213
Generali	22,708	798
Intesa Sanpaolo SpA	149,015	768
Mediobanca Banca di Credito Finanziario SpA	3,039	57
Poste Italiane SpA	2,893	52
UniCredit SpA	18,716	1,051
Unipol Assicurazioni SpA	30,768	492

		5,677

HEALTH CARE 0.1%
DiaSorin SpA	891	88
Recordati Industria Chimica e Farmaceutica SpA	3,155	179

		267

INDUSTRIALS 0.4%
Enav SpA	15,146	60
Iveco Group NV	11,431	188
Leonardo SpA	21,455	1,045
Prysmian SpA	1,557	85

		1,378

MATERIALS 0.1%
Buzzi SpA	2,626	127

UTILITIES 0.4%
Enel SpA	91,215	740
Iren SpA	31,474	80
Snam SpA	42,889	222
Terna - Rete Elettrica Nazionale	24,686	223

		1,265

Total Italy		10,546

JAPAN 23.1%
COMMUNICATION SERVICES 2.4%
Capcom Co. Ltd.	16,200	400
CyberAgent, Inc.	13,900	106
DeNA Co. Ltd.	5,300	125
Fuji Media Holdings, Inc.	10,500	180
GungHo Online Entertainment, Inc.	4,000	78
Hakuhodo DY Holdings, Inc.	4,100	30
Internet Initiative Japan, Inc.	5,300	92
Kadokawa Corp.	2,300	55
Kakaku.com, Inc.	4,000	57
KDDI Corp.	77,600	1,226
Koei Tecmo Holdings Co. Ltd.	700	9
Konami Group Corp.	1,100	130
LY Corp.	28,800	97
Nexon Co. Ltd.	3,400	46
Nintendo Co. Ltd.	32,600	2,216
Nippon Telegraph & Telephone Corp.	1,238,400	1,197
Nippon Television Holdings, Inc.	9,400	193
Softbank Corp.	598,500	835
SoftBank Group Corp.	8,400	430
Square Enix Holdings Co. Ltd.	3,000	139

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Toho Co. Ltd.	900	45

		7,686

CONSUMER DISCRETIONARY 3.8%
Adastria Co. Ltd.	4,100	78
Aisin Corp.	22,300	244
Arata Corp.	200	4
Asics Corp.	17,800	378
ASKUL Corp.	1,100	11
Bandai Namco Holdings, Inc.	11,000	369
Bridgestone Corp.	13,000	522
DCM Holdings Co. Ltd.	15,300	142
Doutor Nichires Holdings Co. Ltd.	1,900	31
EDION Corp.	10,000	125
Exedy Corp.	5,900	173
Fast Retailing Co. Ltd.	1,800	536
Food & Life Cos., Ltd.	3,800	114
Goldwin, Inc.	500	28
Haseko Corp.	3,400	45
Heiwa Corp.	700	11
Honda Motor Co. Ltd.	47,300	428
Iida Group Holdings Co. Ltd.	5,700	87
Isetan Mitsukoshi Holdings Ltd.	10,800	157
Isuzu Motors Ltd.	17,100	233
J Front Retailing Co. Ltd.	8,200	102
JTEKT Corp.	12,600	95
JVC Kenwood Corp.	10,100	85
K's Holdings Corp.	14,700	134
Kohnan Shoji Co. Ltd.	5,100	128
Koito Manufacturing Co. Ltd.	5,300	65
Mazda Motor Corp.	25,700	164
McDonald's Holdings Co. Japan Ltd.	5,500	210
Mitsubishi Motors Corp.	14,800	41
Mizuno Corp.	1,200	21
NHK Spring Co. Ltd.	10,200	110
Nikon Corp.	10,900	108
Nishimatsuya Chain Co. Ltd.	6,000	80
Nissan Motor Co. Ltd.	89,000	228
Nitori Holdings Co. Ltd.	2,000	196
NOK Corp.	10,000	147
Oriental Land Co. Ltd.	4,700	93
Paltac Corp.	100	3
Pan Pacific International Holdings Corp.	7,000	192
Panasonic Holdings Corp.	7,500	89
Rakuten Group, Inc.	38,600	221
Resorttrust, Inc.	1,800	18
Rinnai Corp.	300	7
Ryohin Keikaku Co. Ltd.	5,600	153
Saizeriya Co. Ltd.	4,700	135
Sangetsu Corp.	900	17
Sankyo Co. Ltd.	14,500	212
Sega Sammy Holdings, Inc.	5,800	112
Sekisui House Ltd.	8,400	188
Shimamura Co. Ltd.	1,600	92
Shimano, Inc.	1,300	183
Skylark Holdings Co. Ltd.	8,700	174
Sony Group Corp.	44,800	1,134
Stanley Electric Co. Ltd.	3,700	70
Subaru Corp.	3,000	54
Sumitomo Electric Industries Ltd.	25,600	427
Sumitomo Forestry Co. Ltd.	4,700	142
Sumitomo Rubber Industries Ltd.	11,100	140
Suzuki Motor Corp.	38,400	471
Takashimaya Co. Ltd.	19,400	158
Tokai Rika Co. Ltd.	5,200	78
Token Corp.	1,700	147
Tomy Co. Ltd.	7,600	177
Toyo Tire Corp.	3,700	68
Toyoda Gosei Co. Ltd.	5,600	101
Toyota Boshoku Corp.	6,300	84
Toyota Motor Corp.	20,100	355
TS Tech Co. Ltd.	5,800	65
USS Co. Ltd.	11,400	106
Yamada Holdings Co. Ltd.	42,400	122
Yamaha Corp.	2,100	16
Yamaha Motor Co. Ltd.	13,300	106
Zensho Holdings Co. Ltd.	3,800	205
ZOZO, Inc.	16,500	158

		11,903

CONSUMER STAPLES 2.5%
Aeon Co. Ltd.	19,100	479
Ain Holdings, Inc.	100	3
Ajinomoto Co., Inc.	26,800	531

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Calbee, Inc.	4,800	90
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	86
Cosmos Pharmaceutical Corp.	600	30
Earth Corp.	100	3
Ezaki Glico Co. Ltd.	1,000	31
Fuji Oil Holdings, Inc.	6,400	131
H2O Retailing Corp.	4,300	65
House Foods Group, Inc.	4,600	84
Itoham Yonekyu Holdings, Inc.	4,120	115
Japan Tobacco, Inc.	40,000	1,099
Kagome Co. Ltd.	4,500	88
Kao Corp.	14,700	636
Kewpie Corp.	7,900	154
Kikkoman Corp.	4,500	43
Kirin Holdings Co. Ltd.	32,300	448
Kobayashi Pharmaceutical Co. Ltd.	1,000	38
Kobe Bussan Co. Ltd.	5,600	130
Kusuri No. Aoki Holdings Co. Ltd.	900	20
Lion Corp.	6,800	80
Maruha Nichiro Corp.	4,900	107
MatsukiyoCocokara & Co.	4,000	63
MEIJI Holdings Co. Ltd.	7,600	165
Mitsubishi Shokuhin Co. Ltd.	4,000	131
Morinaga & Co. Ltd.	9,000	151
Morinaga Milk Industry Co. Ltd.	3,200	67
NH Foods Ltd.	4,700	157
Nichirei Corp.	8,600	102
Nippn Corp.	6,000	87
Nisshin Oillio Group Ltd.	4,500	145
Nisshin Seifun Group, Inc.	8,700	100
Nissin Foods Holdings Co. Ltd.	3,800	78
Pigeon Corp.	6,300	77
Rohto Pharmaceutical Co. Ltd.	5,200	78
Sakata Seed Corp.	200	5
Sapporo Holdings Ltd.	1,500	77
Seven & i Holdings Co. Ltd.	68,000	985
Sugi Holdings Co. Ltd.	2,300	43
Sundrug Co. Ltd.	3,800	107
Suntory Beverage & Food Ltd.	5,000	165
Toyo Suisan Kaisha Ltd.	1,500	89
Tsuruha Holdings, Inc.	600	37
Unicharm Corp.	17,300	138
United Super Markets Holdings, Inc.	10,400	57
Yakult Honsha Co. Ltd.	2,700	51
Yamazaki Baking Co. Ltd.	5,900	113

		7,759

ENERGY 0.5%
Cosmo Energy Holdings Co. Ltd.	5,300	228
ENEOS Holdings, Inc.	112,000	591
Idemitsu Kosan Co. Ltd.	47,260	334
Inpex Corp.	24,100	335
Iwatani Corp.	3,300	33
Japan Petroleum Exploration Co. Ltd.	3,500	27

		1,548

FINANCIALS 2.9%
Concordia Financial Group Ltd.	5,900	39
Credit Saison Co. Ltd.	1,000	24
Dai-ichi Life Holdings, Inc.	82,400	629
Daiwa Securities Group, Inc.	25,500	172
Gunma Bank Ltd.	3,800	32
Hirogin Holdings, Inc.	4,700	38
Hokuhoku Financial Group, Inc.	12,700	220
Hyakujushi Bank Ltd.	6,100	143
Iyogin Holdings, Inc.	4,400	52
JAFCO Group Co. Ltd.	900	13
Japan Post Bank Co. Ltd.	45,000	457
Japan Post Holdings Co. Ltd.	63,000	632
Japan Post Insurance Co. Ltd.	6,400	130
Mebuki Financial Group, Inc.	6,800	33
Mitsubishi UFJ Financial Group, Inc.	69,300	945
Mizuho Financial Group, Inc.	57,600	1,581
MS&AD Insurance Group Holdings, Inc.	45,300	985
Nanto Bank Ltd.	6,000	160
Nishi-Nippon Financial Holdings, Inc.	14,300	202
Nomura Holdings, Inc.	35,300	218
Rakuten Bank Ltd. (a)	1,700	74
Resona Holdings, Inc.	13,000	113
Seven Bank Ltd.	51,100	96
Sompo Holdings, Inc.	8,700	265
Sumitomo Mitsui Financial Group, Inc.	31,700	815
Sumitomo Mitsui Trust Group, Inc.	3,500	88
T&D Holdings, Inc.	3,100	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Tokio Marine Holdings, Inc.	24,100	938
Zenkoku Hosho Co. Ltd.	400	8

		9,168

HEALTH CARE 1.7%
Alfresa Holdings Corp.	9,300	132
Astellas Pharma, Inc.	35,700	348
Chugai Pharmaceutical Co. Ltd.	16,200	742
Eisai Co. Ltd.	3,000	83
Fukuda Denshi Co. Ltd.	800	34
H.U. Group Holdings, Inc.	4,700	86
Hoya Corp.	3,300	372
Kaken Pharmaceutical Co. Ltd.	4,400	132
Kyowa Kirin Co. Ltd.	1,400	20
M3, Inc.	7,700	88
Medipal Holdings Corp.	9,900	154
Nihon Kohden Corp.	1,600	22
Olympus Corp.	23,300	305
Ono Pharmaceutical Co. Ltd.	6,400	69
Otsuka Holdings Co. Ltd.	4,600	240
Santen Pharmaceutical Co. Ltd.	10,000	95
Sawai Group Holdings Co. Ltd.	4,100	55
Shionogi & Co. Ltd.	17,600	266
Suzuken Co. Ltd.	4,600	152
Sysmex Corp.	3,200	61
Takeda Pharmaceutical Co. Ltd.	45,041	1,335
Terumo Corp.	18,000	339
Toho Holdings Co. Ltd.	5,600	167
Tsumura & Co.	4,500	130

		5,427

INDUSTRIALS 4.3%
AGC, Inc.	3,500	107
ANA Holdings, Inc.	4,300	79
Central Japan Railway Co.	9,800	187
COMSYS Holdings Corp.	5,000	106
Dai Nippon Printing Co. Ltd.	14,000	199
Daikin Industries Ltd.	1,800	195
DMG Mori Co. Ltd.	6,400	125
East Japan Railway Co.	20,100	396
EXEO Group, Inc.	10,200	115
FANUC Corp.	12,500	341
Fuji Electric Co. Ltd.	1,000	43
Fujikura Ltd.	8,200	304
Fujitec Co. Ltd.	4,800	191
Furukawa Electric Co. Ltd.	3,100	105
Glory Ltd.	1,200	21
Hanwa Co. Ltd.	4,500	147
Hazama Ando Corp.	9,700	89
Hikari Tsushin, Inc.	400	103
Hino Motors Ltd.	21,500	61
Hitachi Ltd.	65,900	1,547
IHI Corp.	2,600	181
Japan Steel Works Ltd.	700	25
Kajima Corp.	7,000	143
Kamigumi Co. Ltd.	4,800	112
Kanadevia Corp.	16,500	102
Kandenko Co. Ltd.	13,000	234
Kawasaki Heavy Industries Ltd.	3,700	223
Keihan Holdings Co. Ltd.	600	13
Kinden Corp.	6,000	135
Kintetsu Group Holdings Co. Ltd. 'L'	4,600	98
Komatsu Ltd.	4,900	144
Kyushu Railway Co.	3,900	95
Lixil Corp.	5,100	59
Marubeni Corp.	14,900	239
MEITEC Group Holdings, Inc.	4,400	86
MIRAIT ONE Corp.	5,500	80
Mitsubishi Heavy Industries Ltd.	67,300	1,156
Mitsui OSK Lines Ltd.	6,300	219
MonotaRO Co. Ltd.	8,600	161
Nagase & Co. Ltd.	5,700	101
Nagoya Railroad Co. Ltd.	3,500	41
Nankai Electric Railway Co. Ltd.	4,900	80
Nidec Corp.	6,100	102
Nippon Express Holdings, Inc.	1,700	31
Nippon Yusen KK	11,700	387
Nisshinbo Holdings, Inc.	15,100	92
NSK Ltd.	23,800	102
Obayashi Corp.	16,400	219
Park24 Co. Ltd.	2,300	32
Penta-Ocean Construction Co. Ltd.	11,500	55
Persol Holdings Co. Ltd.	48,400	81
Recruit Holdings Co. Ltd.	15,300	793

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Sanwa Holdings Corp.	4,500	144
Secom Co. Ltd.	6,500	221
Seibu Holdings, Inc.	4,200	93
Seino Holdings Co. Ltd.	6,400	99
Sekisui Chemical Co. Ltd.	6,500	111
Senko Group Holdings Co. Ltd.	11,200	113
SG Holdings Co. Ltd.	8,900	89
Shinmaywa Industries Ltd.	10,100	95
SHO-BOND Holdings Co. Ltd.	200	6
SMC Corp.	100	36
Sohgo Security Services Co. Ltd.	14,700	111
Sojitz Corp.	7,140	157
Sotetsu Holdings, Inc.	5,000	73
Sumitomo Heavy Industries Ltd.	1,900	39
Taikisha Ltd.	9,200	141
Taisei Corp.	6,100	272
Takeuchi Manufacturing Co. Ltd.	4,900	168
TechnoPro Holdings, Inc.	4,300	95
Tobu Railway Co. Ltd.	3,800	65
Tokyu Corp.	12,700	143
TOPPAN Holdings, Inc.	8,300	227
TOTO Ltd.	900	23
Toyota Tsusho Corp.	22,200	374
West Japan Railway Co.	6,800	133
Yamato Holdings Co. Ltd.	10,300	135
Yaskawa Electric Corp.	4,000	100
Yuasa Trading Co. Ltd.	4,500	137

		13,482

INFORMATION TECHNOLOGY 2.5%
Advantest Corp.	10,600	472
Alps Alpine Co. Ltd.	14,300	146
Azbil Corp.	3,300	26
BIPROGY, Inc.	4,400	136
Brother Industries Ltd.	5,000	90
Canon Marketing Japan, Inc.	4,100	140
Canon, Inc.	9,000	281
Citizen Watch Co. Ltd.	21,200	127
Daiwabo Holdings Co. Ltd.	5,600	95
Dexerials Corp.	4,700	58
Disco Corp.	1,000	204
DTS Corp.	4,900	131
Fuji Soft, Inc.	1,200	79
FUJIFILM Holdings Corp.	22,300	427
Fujitsu Ltd.	44,200	880
Horiba Ltd.	100	7
Hosiden Corp.	6,100	81
Keyence Corp.	100	39
Kokusai Electric Corp.	3,200	53
Konica Minolta, Inc.	38,900	131
Murata Manufacturing Co. Ltd.	19,500	301
NEC Corp.	51,500	1,097
Nippon Electric Glass Co. Ltd.	6,100	142
Nomura Research Institute Ltd.	8,600	280
NS Solutions Corp.	2,300	59
NTT Data Group Corp.	5,400	98
Obic Co. Ltd.	7,600	219
Omron Corp.	3,300	93
Oracle Corp. Japan	400	42
Otsuka Corp.	8,900	193
Renesas Electronics Corp.	2,400	32
Ricoh Co. Ltd.	25,500	270
Sanken Electric Co. Ltd.	500	23
SCSK Corp.	6,300	156
Seiko Epson Corp.	5,800	93
Shimadzu Corp.	1,200	30
TDK Corp.	18,000	189
TIS, Inc.	5,500	152
Tokyo Electron Ltd.	3,800	521
Tokyo Seimitsu Co. Ltd.	500	27
Topcon Corp.	1,000	22
Toshiba TEC Corp.	200	4
Trend Micro, Inc.	3,300	223
Ulvac, Inc.	1,100	38

		7,907

MATERIALS 1.4%
ARE Holdings, Inc.	5,000	66
Daicel Corp.	10,900	95
DIC Corp.	1,000	20
Dowa Holdings Co. Ltd.	200	6
FP Corp.	200	4
JFE Holdings, Inc.	13,300	163
Kaneka Corp.	4,400	112

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Kobe Steel Ltd.	19,000	221
Kuraray Co. Ltd.	6,400	79
Mitsubishi Chemical Group Corp.	54,000	267
Mitsubishi Materials Corp.	8,000	131
Mitsui Chemicals, Inc.	6,100	137
Mitsui Mining & Smelting Co. Ltd.	3,800	111
Nippon Light Metal Holdings Co. Ltd.	1,000	10
Nippon Paper Industries Co. Ltd. 'L'	26,000	175
Nippon Sanso Holdings Corp.	700	21
Nippon Steel Corp.	22,300	477
Nissan Chemical Corp.	600	18
Nitto Denko Corp.	20,000	370
Oji Holdings Corp.	29,900	125
Osaka Soda Co. Ltd.	2,000	22
Rengo Co. Ltd.	4,600	25
Shin-Etsu Chemical Co. Ltd.	12,500	357
Sumitomo Chemical Co. Ltd.	94,600	229
Sumitomo Osaka Cement Co. Ltd.	4,900	118
Taiheiyo Cement Corp.	6,100	160
Teijin Ltd.	3,700	33
Tokuyama Corp.	5,600	105
Tokyo Ohka Kogyo Co. Ltd.	4,300	90
Tokyo Steel Manufacturing Co. Ltd.	10,300	109
Toray Industries, Inc.	8,400	58
Tosoh Corp.	5,600	77
Toyo Seikan Group Holdings Ltd.	8,700	143
UACJ Corp.	1,000	32
UBE Corp.	6,100	89

		4,255

REAL ESTATE 0.2%
Aeon Mall Co. Ltd.	3,600	56
Daito Trust Construction Co. Ltd.	3,100	317
Daiwa House Industry Co. Ltd.	4,500	149

		522

UTILITIES 0.9%
Chubu Electric Power Co., Inc.	24,300	264
Chugoku Electric Power Co., Inc.	21,400	123
Electric Power Development Co. Ltd. 'C'	9,300	157
Hokkaido Electric Power Co., Inc.	40,900	208
Hokuriku Electric Power Co.	20,600	115
Kansai Electric Power Co., Inc.	30,600	363
Kyushu Electric Power Co., Inc.	25,700	224
Nippon Gas Co. Ltd.	3,700	55
Osaka Gas Co. Ltd.	11,400	258
Shikoku Electric Power Co., Inc.	15,500	120
Toho Gas Co. Ltd.	4,800	132
Tohoku Electric Power Co., Inc.	25,700	177
Tokyo Electric Power Co. Holdings, Inc. (a)	61,400	177
Tokyo Gas Co. Ltd.	15,800	503

		2,876

Total Japan		72,533

LUXEMBOURG 0.4%
COMMUNICATION SERVICES 0.1%
RTL Group SA	2,095	79
SES SA	21,134	126

		205

HEALTH CARE 0.0%
Eurofins Scientific SE (a)	1,521	81

MATERIALS 0.2%
APERAM SA	4,839	158
ArcelorMittal SA	15,895	459

		617

REAL ESTATE 0.1%
Aroundtown SA	84,080	230

Total Luxembourg		1,133

NETHERLANDS 4.0%
COMMUNICATION SERVICES 0.3%
Koninklijke KPN NV	174,676	740

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Universal Music Group NV	7,860	217

		957

CONSUMER DISCRETIONARY 0.2%
Prosus NV	8,610	400
Stellantis NV	24,429	274

		674

CONSUMER STAPLES 1.0%
Heineken Holding NV	2,532	183
Heineken NV	4,337	354
Koninklijke Ahold Delhaize NV	68,598	2,562

		3,099

ENERGY 0.1%
Koninklijke Vopak NV	3,345	145
SBM Offshore NV	2,604	56

		201

FINANCIALS 1.0%
ABN AMRO Bank NV - Dutch Certificate	26,960	568
Adyen NV (a)	211	323
Aegon Ltd.	54,734	360
ASR Nederland NV	3,480	200
Euronext NV	2,576	374
ING Groep NV	46,808	917
NN Group NV	5,282	294

		3,036

HEALTH CARE 0.1%
Argenx SE ADR (a)	346	205
Koninklijke Philips NV	8,474	216
Qiagen NV	2,587	102

		523

INDUSTRIALS 0.5%
Arcadis NV	2,628	134
Ferrovial SE	2,519	113
IMCD NV	966	129
Randstad NV	4,196	174
TKH Group NV - Dutch Certificate	1,089	43
Wolters Kluwer NV	6,426	1,000

		1,593

INFORMATION TECHNOLOGY 0.5%
ASM International NV	506	231
ASML Holding NV	1,144	757
BE Semiconductor Industries NV	1,157	121
NXP Semiconductors NV	2,343	445

		1,554

MATERIALS 0.3%
Akzo Nobel NV	13,032	803
OCI NV	5,180	60

		863

Total Netherlands		12,500

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	43,099	50

HEALTH CARE 0.0%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	6,566	125

INDUSTRIALS 0.1%
Auckland International Airport Ltd.	17,778	83
Fletcher Building Ltd.	27,910	52

		135

INFORMATION TECHNOLOGY 0.0%
Xero Ltd. (a)	946	93

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

UTILITIES 0.1%
Contact Energy Ltd.	16,816	88
Meridian Energy Ltd.	23,754	75

		163

Total New Zealand		566

NORWAY 1.3%
COMMUNICATION SERVICES 0.1%
Schibsted ASA 'A'	990	27
Telenor ASA	29,953	428

		455

CONSUMER STAPLES 0.2%
Mowi ASA	15,725	292
Orkla ASA	28,016	307
Salmar ASA	1,327	64

		663

ENERGY 0.3%
Aker Solutions ASA	41,727	134
Equinor ASA	21,679	573
Frontline PLC	3,535	52
Var Energi ASA	9,720	31

		790

FINANCIALS 0.3%
DNB Bank ASA	23,438	616
Gjensidige Forsikring ASA	5,299	122
SpareBank 1 Nord Norge	3,018	41
Storebrand ASA	2,683	34

		813

INDUSTRIALS 0.2%
Kongsberg Gruppen ASA	2,736	401
MPC Container Ships ASA	16,423	25
Tomra Systems ASA	8,510	121
Wallenius Wilhelmsen ASA	2,836	20

		567

INFORMATION TECHNOLOGY 0.0%
Atea ASA	11,763	145

MATERIALS 0.2%
Norsk Hydro ASA	28,624	165
Yara International ASA	10,493	317

		482

Total Norway		3,915

PORTUGAL 0.3%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS SA	5,945	126

ENERGY 0.1%
Galp Energia SGPS SA	7,224	127

FINANCIALS 0.0%
Banco Comercial Portugues SA	81,370	49

UTILITIES 0.2%
EDP SA	144,469	486
REN - Redes Energeticas Nacionais SGPS SA	30,593	91

		577

Total Portugal		879

SINGAPORE 1.9%
COMMUNICATION SERVICES 0.5%
JOYY, Inc. ADR	873	37

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

NetLink NBN Trust	111,700	73
Sea Ltd. (a)	5,574	727
Singapore Telecommunications Ltd.	290,200	736

		1,573

CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	660,300	133
Wilmar International Ltd.	90,100	223

		356

FINANCIALS 0.9%
DBS Group Holdings Ltd.	42,070	1,445
Oversea-Chinese Banking Corp. Ltd.	45,600	584
Singapore Exchange Ltd.	5,500	54
United Overseas Bank Ltd.	25,500	720

		2,803

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	79,900	87
Grab Holdings Ltd. 'A' (a)	5,945	27
Jardine Cycle & Carriage Ltd.	4,300	84
Keppel Ltd.	30,300	155
Singapore Airlines Ltd.	57,800	291
Singapore Technologies Engineering Ltd.	52,000	261

		905

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	10,300	94

UTILITIES 0.1%
Sembcorp Industries Ltd.	49,300	231

Total Singapore		5,962

SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	6,104	38

Total South Africa		38

SPAIN 3.9%
COMMUNICATION SERVICES 0.5%
Cellnex Telecom SA	6,337	225
Telefonica SA	277,697	1,309

		1,534

CONSUMER DISCRETIONARY 0.3%
Amadeus IT Group SA	1,901	145
Gestamp Automocion SA	23,292	66
Industria de Diseno Textil SA	13,191	657

		868

CONSUMER STAPLES 0.0%
Viscofan SA	2,112	146

ENERGY 0.1%
Repsol SA	27,590	366

FINANCIALS 1.3%
Banco Bilbao Vizcaya Argentaria SA	29,484	402
Banco de Sabadell SA	411,191	1,155
Banco Santander SA	245,085	1,651
Bankinter SA	7,405	82
CaixaBank SA	23,455	183
Mapfre SA	93,999	290
Unicaja Banco SA	172,540	319

		4,082

HEALTH CARE 0.1%
Almirall SA	7,574	80

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Grifols SA (a)	11,725	105

		185

INDUSTRIALS 0.3%
ACS Actividades de Construccion y Servicios SA	7,771	445
Aena SME SA	688	161
Logista Integral SA	4,993	159
Sacyr SA	34,993	122

		887

MATERIALS 0.0%
Acerinox SA	9,765	114

UTILITIES 1.3%
EDP Renovaveis SA	4,881	41
Enagas SA	7,067	102
Endesa SA	19,425	515
Iberdrola SA	171,512	2,769
Naturgy Energy Group SA	10,235	285
Redeia Corp. SA	19,343	388

		4,100

Total Spain		12,282

SWEDEN 2.8%
COMMUNICATION SERVICES 0.6%
Spotify Technology SA (a)	1,240	682
Tele2 AB 'B'	28,547	385
Telia Co. AB	221,006	798

		1,865

CONSUMER DISCRETIONARY 0.2%
Autoliv, Inc.	1,274	113
Betsson AB 'B' (a)	3,468	54
Bilia AB 'A'	5,682	73
Electrolux AB 'B' (a)	13,997	114
Scandic Hotels Group AB	25,385	188

		542

CONSUMER STAPLES 0.3%
AAK AB	6,890	192
Axfood AB	3,418	77
Essity AB 'B'	20,989	596

		865

FINANCIALS 0.2%
Svenska Handelsbanken AB 'A'	32,322	365
Swedbank AB 'A'	19,693	449

		814

HEALTH CARE 0.1%
Elekta AB 'B'	3,732	19
Getinge AB 'B'	4,857	105
Swedish Orphan Biovitrum AB (a)	2,233	64

		188

INDUSTRIALS 0.9%
AddTech AB 'B'	4,453	130
Assa Abloy AB 'B'	6,970	209
Atlas Copco AB 'A'	25,563	408
Beijer Ref AB	4,156	59
Epiroc AB 'A'	10,200	205
Indutrade AB	5,626	156
Lifco AB 'B'	2,496	89
Saab AB 'B'	1,648	65
Sandvik AB	14,094	296
Securitas AB 'B'	6,828	97
Skanska AB 'B'	3,134	69
SKF AB 'B'	6,818	138
Volvo AB 'B'	29,370	862

		2,783

INFORMATION TECHNOLOGY 0.4%
Mycronic AB	1,716	72

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Telefonaktiebolaget LM Ericsson 'B'	157,101	1,223

		1,295

MATERIALS 0.1%
Boliden AB	1,049	34
Hexpol AB	5,093	45
SSAB AB 'A'	37,262	231

		310

Total Sweden		8,662

SWITZERLAND 8.9%
COMMUNICATION SERVICES 0.1%
Swisscom AG	699	403

CONSUMER DISCRETIONARY 0.6%
Cie Financiere Richemont SA 'A'	5,127	895
Garmin Ltd.	3,713	806

		1,701

CONSUMER STAPLES 1.0%
Barry Callebaut AG	54	72
Chocoladefabriken Lindt & Spruengli AG	8	108
Coca-Cola HBC AG	2,911	132
Emmi AG	59	54
Nestle SA	26,188	2,646

		3,012

FINANCIALS 2.3%
Baloise Holding AG	777	163
Banque Cantonale Vaudoise	1,273	139
Cembra Money Bank AG	1,356	153
Helvetia Holding AG	1,258	261
Julius Baer Group Ltd.	1,154	80
Partners Group Holding AG	256	364
St Galler Kantonalbank AG 'A'	156	86
Swiss Life Holding AG	843	769
Swiss Re AG	9,980	1,698
Valiant Holding AG	1,141	154
Vaudoise Assurances Holding SA (a)	129	83
Zurich Insurance Group AG	4,669	3,259

		7,209

HEALTH CARE 2.5%
Galderma Group AG	541	57
Galenica AG	1,796	162
Lonza Group AG (a)	534	330
Novartis AG	21,905	2,433
Roche Holding AG	12,976	4,271
Sandoz Group AG	4,278	179
Sonova Holding AG	1,262	368
Straumann Holding AG	1,203	146

		7,946

INDUSTRIALS 1.4%
ABB Ltd.	25,305	1,306
Adecco Group AG	10,359	311
Belimo Holding AG	99	61
Bucher Industries AG	207	87
Daetwyler Holding AG	559	73
DKSH Holding AG	1,357	103
dormakaba Holding AG	251	187
Flughafen Zurich AG	470	111
Forbo Holding AG	51	47
Geberit AG	395	247
Georg Fischer AG	734	54
Kuehne & Nagel International AG	1,357	313
Schindler Holding AG	1,952	612
SGS SA	3,499	349
Siemens Energy AG (a)	4,226	251
Sulzer AG	949	162
VAT Group AG	449	162

		4,436

INFORMATION TECHNOLOGY 0.1%
ALSO Holding AG	118	32
Landis & Gyr Group AG	1,516	90

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Logitech International SA	2,066	175
Temenos AG	758	59

		356

MATERIALS 0.6%
EMS-Chemie Holding AG	105	72
Givaudan SA	170	730
Glencore PLC	112,902	413
Holcim AG	4,711	507
SIG Group AG	4,931	91
Sika AG	600	146

		1,959

REAL ESTATE 0.2%
Allreal Holding AG	481	100
PSP Swiss Property AG	1,792	280
Swiss Prime Site AG	2,618	321

		701

UTILITIES 0.1%
BKW AG	902	158

Total Switzerland		27,881

UNITED KINGDOM 14.8%
COMMUNICATION SERVICES 0.7%
Auto Trader Group PLC	17,360	168
BT Group PLC	376,547	807
Vodafone Group PLC	967,095	909
WPP PLC	19,107	145

		2,029

CONSUMER DISCRETIONARY 1.2%
B&M European Value Retail SA	55,607	188
Barratt Redrow PLC	28,605	157
Berkeley Group Holdings PLC	3,341	155
Burberry Group PLC	10,130	102
Compass Group PLC	17,605	582
Frasers Group PLC (a)	10,308	83
Games Workshop Group PLC	1,353	246
Greggs PLC	3,987	90
Inchcape PLC	9,508	82
InterContinental Hotels Group PLC	3,856	415
Kingfisher PLC	92,322	304
Mitchells & Butlers PLC (a)	28,653	79
Pearson PLC	25,950	411
Persimmon PLC	29,321	454
Pets at Home Group PLC	15,290	43
Taylor Wimpey PLC	182,604	257

		3,648

CONSUMER STAPLES 4.3%
Associated British Foods PLC	4,831	120
British American Tobacco PLC	58,142	2,385
Coca-Cola Europacific Partners PLC	2,216	193
Cranswick PLC	1,781	113
Diageo PLC	13,628	356
Imperial Brands PLC	42,602	1,576
J Sainsbury PLC	175,025	534
Marks & Spencer Group PLC	163,999	757
Ocado Group PLC (a)	8,030	29
Premier Foods PLC	60,487	144
Reckitt Benckiser Group PLC	16,624	1,124
Tate & Lyle PLC	17,830	119
Tesco PLC	323,418	1,391
Unilever PLC	78,176	4,665

		13,506

ENERGY 0.3%
BP PLC	94,599	531
Shell PLC	5,761	209
Subsea 7 SA	12,685	203

		943

FINANCIALS 2.8%
3i Group PLC	23,561	1,108
Aberdeen Group PLC	64,350	129

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Admiral Group PLC	11,200	413
Aviva PLC	29,258	211
Barclays PLC	248,583	935
Beazley PLC	3,373	41
Direct Line Insurance Group PLC	92,013	335
HSBC Holdings PLC	147,962	1,677
IG Group Holdings PLC	19,832	245
Intermediate Capital Group PLC	4,150	106
Legal & General Group PLC	84,704	267
Lloyds Banking Group PLC	502,150	471
London Stock Exchange Group PLC	6,969	1,035
M&G PLC	158,845	409
Man Group PLC	53,381	137
NatWest Group PLC	162,680	961
Schroders PLC	21,670	98
St James's Place PLC	2,632	33
Standard Chartered PLC	20,168	299

		8,910

HEALTH CARE 1.5%
AstraZeneca PLC	8,253	1,212
ConvaTec Group PLC	43,237	144
GSK PLC	129,635	2,477
Haleon PLC	142,339	719
Hikma Pharmaceuticals PLC	4,452	113
Smith & Nephew PLC	8,946	126

		4,791

INDUSTRIALS 2.2%
Ashtead Group PLC	2,864	155
Babcock International Group PLC	4,673	44
BAE Systems PLC	88,340	1,784
Balfour Beatty PLC	25,021	140
Bunzl PLC	5,109	197
Diploma PLC	2,840	142
Firstgroup PLC	76,260	154
Howden Joinery Group PLC	23,460	219
IMI PLC	8,262	203
International Consolidated Airlines Group SA	70,656	239
International Distribution Services PLC	56,338	264
Intertek Group PLC	4,906	319
Morgan Sindall Group PLC	3,220	138
Pagegroup PLC	11,828	47
QinetiQ Group PLC	5,115	26
RELX PLC	37,059	1,861
Rentokil Initial PLC	32,402	147
Rolls-Royce Holdings PLC	56,889	553
Rotork PLC	8,788	36
RS Group PLC	10,049	73
Travis Perkins PLC	6,194	44
Weir Group PLC	5,392	163

		6,948

INFORMATION TECHNOLOGY 0.2%
Computacenter PLC	2,626	83
Halma PLC	4,326	145
Sage Group PLC	17,926	282

		510

MATERIALS 0.9%
Anglo American PLC	22,911	642
Anglogold Ashanti PLC	6,394	237
Croda International PLC	3,174	121
Johnson Matthey PLC	9,652	166
Mondi PLC	13,680	204
Rio Tinto PLC	24,436	1,467

		2,837

UTILITIES 0.7%
Centrica PLC	138,323	268
Drax Group PLC	21,280	161
National Grid PLC	88,309	1,152
Severn Trent PLC	7,093	232
SSE PLC	10,213	210

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

United Utilities Group PLC	18,825	246

		2,269

Total United Kingdom		46,391

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC (a)	9,337	163

HEALTH CARE 0.0%
BeiGene Ltd. (a)	7,700	163

INDUSTRIALS 0.1%
RB Global, Inc.	3,759	377

Total United States		703

Total Common Stocks (Cost $267,048)		304,949

PREFERRED STOCKS 0.4%
GERMANY 0.4%
INDUSTRIALS 0.4%
Draegerwerk AG & Co. KGaA	849	59
Fuchs SE ~	5,603	270
Henkel AG & Co. KGaA •	4,299	342
Sartorius AG •	254	59
Volkswagen AG •	5,637	575

		1,305

Total Preferred Stocks (Cost $1,284)		1,305

REAL ESTATE INVESTMENT TRUSTS 1.1%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Charter Hall Group	18,603	189
Stockland	31,699	98

		287

Total Australia		287

BELGIUM 0.1%
REAL ESTATE 0.1%
Cofinimmo SA	249	17
Retail Estates NV	2,194	143
Warehouses De Pauw CVA	2,616	62

		222

Total Belgium		222

CANADA 0.0%
REAL ESTATE 0.0%
Allied Properties Real Estate Investment Trust	2,629	30

Total Canada		30

FRANCE 0.2%
REAL ESTATE 0.2%
Altarea SCA	1,344	146
Klepierre SA	4,255	142
Unibail-Rodamco-Westfield	2,718	229

		517

Total France		517

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	91,000	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Link REIT	35,700	167

		215

Total Hong Kong		215

JAPAN 0.5%
REAL ESTATE 0.5%
Activia Properties, Inc.	7	16
Advance Residence Investment Corp.	94	90
AEON REIT Investment Corp.	61	50
Daiwa House REIT Investment Corp.	46	73
Daiwa Office Investment Corp.	4	8
GLP J-Reit	59	48
Hulic Reit, Inc.	53	51
Industrial & Infrastructure Fund Investment Corp.	53	41
Invincible Investment Corp.	264	111
Japan Hotel REIT Investment Corp.	355	172
Japan Metropolitan Fund Invest	157	100
Japan Prime Realty Investment Corp.	8	18
Japan Real Estate Investment Corp.	78	56
KDX Realty Investment Corp.	62	61
LaSalle Logiport REIT	155	144
Mori Hills REIT Investment Corp.	54	48
Nippon Building Fund, Inc.	50	43
Nippon Prologis REIT, Inc.	43	66
Nomura Real Estate Master Fund, Inc.	61	58
Orix JREIT, Inc.	58	68
Sekisui House Reit, Inc.	149	79
United Urban Investment Corp.	95	94

		1,495

Total Japan		1,495

LUXEMBOURG 0.0%
REAL ESTATE 0.0%
Shurgard Self Storage Ltd.	2,567	93

Total Luxembourg		93

SINGAPORE 0.1%
REAL ESTATE 0.1%
CapitaLand Ascendas REIT	63,700	126
CapitaLand Integrated Commercial Trust	55,380	86
Keppel DC REIT	57,025	91
Keppel REIT	5,620	3
Mapletree Industrial Trust	47,335	74

		380

Total Singapore		380

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi SA	5,420	32
Merlin Properties Socimi SA	3,205	34

		66

Total Spain		66

UNITED KINGDOM 0.0%
REAL ESTATE 0.0%
Assura PLC	59,799	36
Big Yellow Group PLC	4,637	56

		92

Total United Kingdom		92

Total Real Estate Investment Trusts (Cost $3,849)		3,397

RIGHTS 0.0%
UNITED KINGDOM 0.0%
Prudential PLC	20,610	3

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Total Rights (Cost $0)		3

WARRANTS 0.0%
CANADA 0.0%
INFORMATION TECHNOLOGY 0.0%
Constellation Software, Inc. - Exp. 03/31/2040	58	0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $272,181)		309,654

Total Investments 98.8% (Cost $272,181)		$309,654
Other Assets and Liabilities, net 1.2%		3,676

Net Assets 100.0%		$313,330

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.
(b)	RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Agnico Eagle Mines Ltd.			03/21/2025	$407	$423	0.14%
Constellation Software, Inc.			03/01/2019 - 03/14/2025	181	291	0.09
Stella-Jones, Inc.			06/16/2023 - 03/14/2025	42	38	0.01

				$630	$752	0.24%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services	$0	$467	$0	$467
	Consumer Discretionary	0	1,476	0	1,476
	Consumer Staples	0	991	0	991
	Energy	0	165	0	165
	Financials	0	4,171	0	4,171
	Health Care	0	1,043	0	1,043
	Industrials	0	1,310	0	1,310
	Information Technology	0	125	0	125
	Materials	0	2,870	0	2,870
	Real Estate	0	63	0	63
	Utilities	0	467	0	467
Austria
	Energy	0	91	0	91
	Financials	0	267	0	267
	Industrials	0	104	0	104
	Materials	0	133	0	133
	Real Estate	84	0	0	84
	Utilities	63	0	0	63
Belgium
	Communication Services	0	65	0	65
	Consumer Discretionary	0	65	0	65
	Consumer Staples	146	45	0	191
	Financials	0	253	0	253
	Health Care	0	817	0	817
	Industrials	0	134	0	134
	Materials	0	94	0	94
	Utilities	0	99	0	99
Canada
	Communication Services	1,009	0	0	1,009
	Consumer Discretionary	2,066	0	0	2,066
	Consumer Staples	2,650	0	0	2,650
	Energy	2,913	0	0	2,913
	Financials	6,086	0	0	6,086
	Health Care	25	0	0	25
	Industrials	2,277	0	0	2,277
	Information Technology	1,609	0	0	1,609
	Materials	3,575	0	0	3,575
	Real Estate	251	0	0	251
	Utilities	1,081	0	0	1,081
Chile
	Materials	0	225	0	225
Denmark
	Consumer Discretionary	0	243	0	243
	Consumer Staples	74	410	0	484
	Financials	0	477	0	477
	Health Care	0	1,978	0	1,978
	Industrials	0	1,143	0	1,143
	Materials	0	431	0	431
	Utilities	0	210	0	210
Finland

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Communication Services	194	0	0	194
Consumer Discretionary	0	27	0	27
Consumer Staples	0	193	0	193
Energy	0	65	0	65
Financials	120	944	0	1,064
Health Care	0	288	0	288
Industrials	0	1,061	0	1,061
Information Technology	0	362	0	362
Materials	0	409	0	409
Real Estate	0	92	0	92
Utilities	0	457	0	457
France
Communication Services	0	3,001	0	3,001
Consumer Discretionary	0	2,174	0	2,174
Consumer Staples	0	2,780	0	2,780
Energy	0	418	0	418
Financials	0	2,251	0	2,251
Health Care	0	3,981	0	3,981
Industrials	114	4,813	0	4,927
Information Technology	0	142	0	142
Materials	0	545	0	545
Utilities	0	599	0	599
Germany
Communication Services	276	1,973	0	2,249
Consumer Discretionary	0	2,076	0	2,076
Consumer Staples	0	392	0	392
Financials	0	3,258	0	3,258
Health Care	67	1,399	0	1,466
Industrials	0	3,024	0	3,024
Information Technology	0	2,694	0	2,694
Materials	0	1,501	0	1,501
Real Estate	0	997	0	997
Utilities	0	65	0	65
Hong Kong
Communication Services	237	142	0	379
Consumer Discretionary	0	312	0	312
Consumer Staples	0	173	0	173
Financials	177	1,035	0	1,212
Industrials	203	707	0	910
Information Technology	0	131	0	131
Real Estate	286	579	0	865
Utilities	0	554	0	554
Ireland
Consumer Staples	0	433	0	433
Financials	0	38	0	38
Health Care	2,191	0	0	2,191
Industrials	1,038	931	0	1,969
Materials	0	293	0	293
Israel
Communication Services	0	93	0	93
Consumer Discretionary	68	48	0	116
Consumer Staples	156	152	0	308
Energy	37	104	0	141
Financials	229	1,160	0	1,389
Health Care	146	0	0	146
Industrials	360	255	0	615
Information Technology	823	86	0	909
Materials	0	205	0	205
Real Estate	0	483	0	483
Italy
Communication Services	121	441	0	562
Consumer Discretionary	0	642	0	642
Consumer Staples	0	35	0	35
Energy	0	593	0	593
Financials	112	5,565	0	5,677
Health Care	0	267	0	267
Industrials	0	1,378	0	1,378
Materials	0	127	0	127
Utilities	962	303	0	1,265
Japan
Communication Services	0	7,686	0	7,686
Consumer Discretionary	0	11,903	0	11,903
Consumer Staples	302	7,457	0	7,759
Energy	0	1,548	0	1,548
Financials	0	9,168	0	9,168
Health Care	0	5,427	0	5,427
Industrials	0	13,482	0	13,482
Information Technology	79	7,828	0	7,907
Materials	0	4,255	0	4,255
Real Estate	0	522	0	522
Utilities	0	2,876	0	2,876
Luxembourg
Communication Services	0	205	0	205
Health Care	0	81	0	81
Materials	0	617	0	617
Real Estate	0	230	0	230

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Netherlands
Communication Services	0	957	0	957
Consumer Discretionary	0	674	0	674
Consumer Staples	0	3,099	0	3,099
Energy	0	201	0	201
Financials	0	3,036	0	3,036
Health Care	226	297	0	523
Industrials	0	1,593	0	1,593
Information Technology	445	1,109	0	1,554
Materials	0	863	0	863
New Zealand
Communication Services	50	0	0	50
Health Care	0	125	0	125
Industrials	83	52	0	135
Information Technology	0	93	0	93
Utilities	75	88	0	163
Norway
Communication Services	0	455	0	455
Consumer Staples	0	663	0	663
Energy	52	738	0	790
Financials	163	650	0	813
Industrials	25	542	0	567
Information Technology	145	0	0	145
Materials	0	482	0	482
Portugal
Consumer Staples	126	0	0	126
Energy	0	127	0	127
Financials	0	49	0	49
Utilities	577	0	0	577
Singapore
Communication Services	837	736	0	1,573
Consumer Staples	133	223	0	356
Financials	0	2,803	0	2,803
Industrials	27	878	0	905
Information Technology	0	94	0	94
Utilities	0	231	0	231
South Africa
Financials	38	0	0	38
Spain
Communication Services	0	1,534	0	1,534
Consumer Discretionary	0	868	0	868
Consumer Staples	146	0	0	146
Energy	0	366	0	366
Financials	0	4,082	0	4,082
Health Care	80	105	0	185
Industrials	0	887	0	887
Materials	0	114	0	114
Utilities	800	3,300	0	4,100
Sweden
Communication Services	1,865	0	0	1,865
Consumer Discretionary	113	429	0	542
Consumer Staples	77	788	0	865
Financials	0	814	0	814
Health Care	0	188	0	188
Industrials	0	2,783	0	2,783
Information Technology	0	1,295	0	1,295
Materials	0	310	0	310
Switzerland
Communication Services	0	403	0	403
Consumer Discretionary	806	895	0	1,701
Consumer Staples	0	3,012	0	3,012
Financials	83	7,126	0	7,209
Health Care	57	7,889	0	7,946
Industrials	73	4,363	0	4,436
Information Technology	0	356	0	356
Materials	730	1,229	0	1,959
Real Estate	0	701	0	701
Utilities	0	158	0	158
United Kingdom
Communication Services	0	2,029	0	2,029
Consumer Discretionary	125	3,523	0	3,648
Consumer Staples	569	12,937	0	13,506
Energy	0	943	0	943
Financials	0	8,910	0	8,910
Health Care	0	4,791	0	4,791
Industrials	558	6,390	0	6,948
Information Technology	0	510	0	510
Materials	237	2,600	0	2,837
Utilities	161	2,108	0	2,269
United States
Consumer Discretionary	0	163	0	163
Health Care	0	163	0	163
Industrials	377	0	0	377
Preferred Stocks
Germany
Industrials	0	1,305	0	1,305

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Real Estate Investment Trusts
Australia
Real Estate	0	287	0	287
Belgium
Real Estate	0	222	0	222
Canada
Real Estate	30	0	0	30
France
Real Estate	146	371	0	517
Hong Kong
Real Estate	0	215	0	215
Japan
Real Estate	43	1,452	0	1,495
Luxembourg
Real Estate	0	93	0	93
Singapore
Real Estate	0	380	0	380
Spain
Real Estate	0	66	0	66
United Kingdom
Real Estate	0	92	0	92
Rights
United Kingdom
Financials	0	3	0	3

Total Investments	$42,285	$267,369	$0	$309,654

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
COMMON STOCKS 97.9%
IRELAND 0.3%
HEALTH CARE 0.0%
Jazz Pharmaceuticals PLC (a)	150	$19

INFORMATION TECHNOLOGY 0.3%
Accenture PLC 'A'	1,637	511

Total Ireland		530

UNITED KINGDOM 0.6%
COMMUNICATION SERVICES 0.0%
Liberty Global Ltd. 'C' (a)	4,266	51

CONSUMER STAPLES 0.0%
Nomad Foods Ltd.	42	1

ENERGY 0.0%
TechnipFMC PLC	2,197	70

FINANCIALS 0.5%
Aon PLC 'A'	1,229	491
Janus Henderson Group PLC	1,877	68
Willis Towers Watson PLC	676	228

		787

INDUSTRIALS 0.0%
Pentair PLC	553	48

MATERIALS 0.1%
Amcor PLC	8,894	86

Total United Kingdom		1,043

UNITED STATES 97.0%
COMMUNICATION SERVICES 7.7%
Altice USA, Inc. 'A' (a)	6,569	17
AT&T, Inc.	80,388	2,273
Charter Communications, Inc. 'A' (a)	2,304	849
Comcast Corp. 'A'	15,695	579
EchoStar Corp. 'A' (a)	417	11
Electronic Arts, Inc.	1,498	216
Fox Corp. 'A'	5,274	299
Frontier Communications Parent, Inc. (a)	793	28
GCI Liberty, Inc. «(a)	221	0
John Wiley & Sons, Inc. 'A'	614	27
Liberty Broadband Corp. 'C' (a)	829	71
Liberty Latin America Ltd. 'C' (a)	2,282	14
Liberty Media Corp.-Liberty Formula One (a)	314	28
Lumen Technologies, Inc. (a)	22,329	88
Meta Platforms, Inc. 'A'	6,254	3,605
Netflix, Inc. (a)	1,255	1,170
New York Times Co. 'A'	1,236	61
News Corp. 'A'	2,737	75
Nexstar Media Group, Inc.	612	110
Omnicom Group, Inc.	1,190	99
Paramount Global 'B'	1,447	17
ROBLOX Corp. 'A' (a)	1,518	88
Roku, Inc. (a)	253	18
Sirius XM Holdings, Inc.	739	17
T-Mobile U.S., Inc.	3,578	954
Take-Two Interactive Software, Inc. (a)	1,174	243
TEGNA, Inc.	2,438	44
Telephone & Data Systems, Inc.	1,456	56

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

TKO Group Holdings, Inc.	115	18
Trade Desk, Inc. (a)	1,409	77
U.S. Cellular Corp. (a)	290	20
Verizon Communications, Inc.	43,622	1,979
Warner Bros Discovery, Inc. (a)	8,714	94
Yelp, Inc. (a)	1,151	43

		13,288

CONSUMER DISCRETIONARY 9.9%
Abercrombie & Fitch Co. 'A' (a)	2,165	165
Academy Sports & Outdoors, Inc.	845	39
Acushnet Holdings Corp.	419	29
Adient PLC (a)	2,345	30
Adtalem Global Education, Inc. (a)	857	86
Advance Auto Parts, Inc.	304	12
American Eagle Outfitters, Inc.	4,018	47
Aramark	501	17
Asbury Automotive Group, Inc. (a)	432	95
AutoNation, Inc. (a)	736	119
AutoZone, Inc. (a)	132	503
Bath & Body Works, Inc.	782	24
Best Buy Co., Inc.	4,552	335
Booking Holdings, Inc.	268	1,235
BorgWarner, Inc.	1,415	41
Bright Horizons Family Solutions, Inc. (a)	430	55
Brunswick Corp.	1,347	73
Buckle, Inc.	1,143	44
Burlington Stores, Inc. (a)	210	50
Carnival Corp. (a)	4,097	80
Carter's, Inc.	1,810	74
Coupang, Inc. (a)	3,028	66
Dana, Inc.	3,237	43
Darden Restaurants, Inc.	416	87
Deckers Outdoor Corp. (a)	812	91
Dick's Sporting Goods, Inc.	685	138
Dillard's, Inc. 'A'	147	53
Domino's Pizza, Inc.	438	201
DoorDash, Inc. 'A' (a)	1,090	199
Dorman Products, Inc. (a)	310	37
eBay, Inc.	9,321	631
Expedia Group, Inc.	343	58
Foot Locker, Inc. (a)	3,138	44
Ford Motor Co.	30,299	304
G-III Apparel Group Ltd. (a)	599	16
GameStop Corp. 'A' (a)	1,193	27
Gap, Inc.	4,985	103
General Motors Co.	13,399	630
Gentex Corp.	2,599	61
Goodyear Tire & Rubber Co. (a)	3,491	32
Graham Holdings Co. 'B'	50	48
Grand Canyon Education, Inc. (a)	418	72
Group 1 Automotive, Inc.	293	112
H&R Block, Inc.	2,495	137
Hanesbrands, Inc. (a)	9,928	57
Harley-Davidson, Inc.	530	13
Hasbro, Inc.	314	19
Hilton Worldwide Holdings, Inc.	590	134
Home Depot, Inc.	3,197	1,172
International Game Technology PLC	865	14
KB Home	270	16
Kohl's Corp.	1,753	14
Kontoor Brands, Inc.	1,133	73
La-Z-Boy, Inc.	747	29
Laureate Education, Inc. (a)	845	17
Lear Corp.	229	20
Leggett & Platt, Inc.	532	4
Lithia Motors, Inc.	99	29
Lowe's Cos., Inc.	3,037	708
M/I Homes, Inc. (a)	323	37
Macy's, Inc.	2,387	30
Marriott International, Inc. 'A'	314	75
Marriott Vacations Worldwide Corp.	203	13
McDonald's Corp.	3,767	1,177
Meritage Homes Corp.	804	57
Mohawk Industries, Inc. (a)	172	20
Murphy USA, Inc.	433	204
Newell Brands, Inc.	1,151	7
NIKE, Inc. 'B'	1,760	112
Nordstrom, Inc.	2,239	55
NVR, Inc. (a)	20	145
O'Reilly Automotive, Inc. (a)	428	613
ODP Corp. (a)	1,167	17
Ollie's Bargain Outlet Holdings, Inc. (a)	156	18
Penske Automotive Group, Inc.	282	41
Phinia, Inc.	637	27

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Pool Corp.	383	122
PulteGroup, Inc.	788	81
PVH Corp.	454	29
Ralph Lauren Corp.	295	65
Restoration Hardware Holdings, Inc. (a)	73	17
Royal Caribbean Cruises Ltd.	785	161
Sally Beauty Holdings, Inc. (a)	3,319	30
Service Corp. International	1,559	125
SharkNinja, Inc. (a)	172	14
Signet Jewelers Ltd.	523	30
Somnigroup International, Inc.	1,221	73
Sonic Automotive, Inc. 'A'	471	27
Starbucks Corp.	4,929	484
Steven Madden Ltd.	461	12
Strategic Education, Inc.	253	21
Stride, Inc. (a)	141	18
Tapestry, Inc.	1,642	116
Taylor Morrison Home Corp. (a)	1,914	115
Tesla, Inc. (a)	7,191	1,864
Texas Roadhouse, Inc.	511	85
Thor Industries, Inc.	178	14
TJX Cos., Inc.	5,684	692
Toll Brothers, Inc.	470	50
Tractor Supply Co.	3,952	218
Tri Pointe Homes, Inc. (a)	982	31
Ulta Beauty, Inc. (a)	194	71
Upbound Group, Inc.	595	14
Urban Outfitters, Inc. (a)	1,453	76
Vail Resorts, Inc.	537	86
Valvoline, Inc. (a)	927	32
VF Corp.	4,301	67
Victoria's Secret & Co. (a)	1,238	23
Visteon Corp. (a)	584	45
Wendy's Co.	4,520	66
Whirlpool Corp.	503	45
Williams-Sonoma, Inc.	1,773	280
Winnebago Industries, Inc.	322	11
Wyndham Hotels & Resorts, Inc.	768	70
Yum! Brands, Inc.	1,942	306

		16,996

CONSUMER STAPLES 13.3%
Albertsons Cos., Inc. 'A'	2,506	55
Altria Group, Inc.	16,639	999
Andersons, Inc.	725	31
Archer-Daniels-Midland Co.	7,916	380
BJ's Wholesale Club Holdings, Inc. (a)	783	89
Boston Beer Co., Inc. 'A' (a)	133	32
Brown-Forman Corp. 'B'	2,425	82
Bunge Global SA	771	59
Cal-Maine Foods, Inc.	1,475	134
Campbell's Co.	1,385	55
Casey's General Stores, Inc.	576	250
Central Garden & Pet Co. 'A' (a)	652	21
Church & Dwight Co., Inc.	1,238	136
Clorox Co.	1,304	192
Coca-Cola Co.	21,011	1,505
Coca-Cola Consolidated, Inc.	40	54
Colgate-Palmolive Co.	5,388	505
Conagra Brands, Inc.	2,787	74
Constellation Brands, Inc. 'A'	447	82
Costco Wholesale Corp.	2,889	2,732
Dollar General Corp.	1,716	151
Dollar Tree, Inc. (a)	759	57
Edgewell Personal Care Co.	1,102	34
Flowers Foods, Inc.	2,163	41
General Mills, Inc.	4,736	283
Hershey Co.	588	101
Hormel Foods Corp.	1,217	38
Ingles Markets, Inc. 'A'	261	17
Ingredion, Inc.	909	123
J M Smucker Co.	722	85
Kellanova	3,864	319
Kenvue, Inc.	4,825	116
Keurig Dr. Pepper, Inc.	5,232	179
Kimberly-Clark Corp.	3,228	459
Kraft Heinz Co.	9,805	298
Kroger Co.	11,684	791
Lamb Weston Holdings, Inc.	763	41
Lancaster Colony Corp.	382	67
Maplebear, Inc. (a)	434	17
McCormick & Co., Inc.	449	37
Molson Coors Beverage Co. 'B'	2,722	166
Mondelez International, Inc. 'A'	6,776	460
Monster Beverage Corp. (a)	2,613	153

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

PepsiCo, Inc.	9,754	1,462
Performance Food Group Co. (a)	212	17
Philip Morris International, Inc.	12,920	2,051
Pilgrim's Pride Corp.	455	25
Post Holdings, Inc. (a)	904	105
PriceSmart, Inc.	317	28
Procter & Gamble Co.	12,146	2,070
Spectrum Brands Holdings, Inc.	242	17
Sprouts Farmers Market, Inc. (a)	2,408	368
Sysco Corp.	1,956	147
Target Corp.	9,620	1,004
TreeHouse Foods, Inc. (a)	1,210	33
Tyson Foods, Inc. 'A'	5,441	347
U.S. Foods Holding Corp. (a)	1,564	102
United Natural Foods, Inc. (a)	661	18
Walgreens Boots Alliance, Inc.	26,657	298
Walmart, Inc.	36,281	3,185

		22,777

ENERGY 3.0%
Antero Midstream Corp.	973	17
Antero Resources Corp. (a)	878	35
Archrock, Inc.	2,924	77
Baker Hughes Co.	5,407	238
Cheniere Energy, Inc.	622	144
Chevron Corp.	5,309	888
CNX Resources Corp. (a)	3,619	114
ConocoPhillips	1,238	130
CVR Energy, Inc.	1,018	20
Delek U.S. Holdings, Inc.	1,850	28
DTE Midstream, Inc.	472	46
EQT Corp.	1,179	63
Expand Energy Corp.	800	89
Exxon Mobil Corp.	7,824	930
Helmerich & Payne, Inc.	1,028	27
HF Sinclair Corp.	432	14
Kinder Morgan, Inc.	7,146	204
Marathon Petroleum Corp.	3,239	472
Murphy Oil Corp.	810	23
ONEOK, Inc.	1,750	174
Ovintiv, Inc.	409	17
Patterson-UTI Energy, Inc.	3,506	29
PBF Energy, Inc. 'A'	1,396	27
Peabody Energy Corp.	2,693	36
Permian Resources Corp.	1,220	17
Phillips 66	2,867	354
Schlumberger NV	655	27
SM Energy Co.	921	28
Targa Resources Corp.	1,208	242
Texas Pacific Land Corp.	57	75
Valero Energy Corp.	2,763	365
Williams Cos., Inc.	3,561	213
World Kinect Corp.	1,324	38

		5,201

FINANCIALS 16.8%
Affiliated Managers Group, Inc.	506	85
Aflac, Inc.	4,096	455
Allstate Corp.	1,751	363
Ally Financial, Inc.	2,067	75
American Express Co.	1,323	356
American International Group, Inc.	5,542	482
Ameriprise Financial, Inc.	624	302
Ares Management Corp. 'A'	915	134
Arthur J Gallagher & Co.	427	147
Artisan Partners Asset Management, Inc. 'A'	1,125	44
Assurant, Inc.	696	146
Bank of America Corp.	17,818	744
Bank of New York Mellon Corp.	4,071	341
BankUnited, Inc.	1,546	53
Berkshire Hathaway, Inc. 'B' (a)	9,870	5,257
Blackrock, Inc.	351	332
Blackstone, Inc.	2,991	418
Bread Financial Holdings, Inc.	1,216	61
Brighthouse Financial, Inc. (a)	817	47
Brown & Brown, Inc.	1,787	222
Cadence Bank	726	22
Capital One Financial Corp.	3,181	570
Charles Schwab Corp.	5,927	464
Cincinnati Financial Corp.	293	43
Citigroup, Inc.	17,674	1,255
Citizens Financial Group, Inc.	1,621	66
CME Group, Inc.	1,124	298
CNO Financial Group, Inc.	933	39

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Cohen & Steers, Inc.	197	16
Columbia Banking System, Inc.	667	17
Comerica, Inc.	940	56
Commerce Bancshares, Inc.	392	24
Corebridge Financial, Inc.	3,571	113
Corpay, Inc. (a)	179	62
Credit Acceptance Corp. (a)	34	18
Cullen/Frost Bankers, Inc.	169	21
DigitalBridge Group, Inc.	3,246	29
Discover Financial Services	1,280	218
East West Bancorp, Inc.	403	36
Eastern Bankshares, Inc.	1,037	17
Equitable Holdings, Inc.	3,470	181
Erie Indemnity Co. 'A'	295	124
Evercore, Inc. 'A'	708	141
FactSet Research Systems, Inc.	86	39
Federated Hermes, Inc.	1,330	54
Fidelity National Financial, Inc.	882	57
Fifth Third Bancorp	1,802	71
First American Financial Corp.	440	29
First Horizon Corp.	1,380	27
FirstCash Holdings, Inc.	171	21
Fiserv, Inc. (a)	1,448	320
Flagstar Financial, Inc.	3,721	43
FNB Corp.	1,254	17
Franklin Resources, Inc.	1,541	30
Genworth Financial, Inc. (a)	6,804	48
Glacier Bancorp, Inc.	358	16
Goldman Sachs Group, Inc.	1,268	693
Hanover Insurance Group, Inc.	564	98
Hilltop Holdings, Inc.	579	18
Houlihan Lokey, Inc.	784	127
Huntington Bancshares, Inc.	3,732	56
Interactive Brokers Group, Inc. 'A'	550	91
Intercontinental Exchange, Inc.	3,622	625
Invesco Ltd.	2,360	36
Jack Henry & Associates, Inc.	1,172	214
Jackson Financial, Inc. 'A'	1,116	94
Jefferies Financial Group, Inc.	976	52
JPMorgan Chase & Co.	7,320	1,796
Kemper Corp.	722	48
KeyCorp	2,716	43
KKR & Co., Inc.	1,706	197
Lincoln National Corp.	1,139	41
Loews Corp.	521	48
LPL Financial Holdings, Inc.	515	168
M&T Bank Corp.	351	63
MarketAxess Holdings, Inc.	165	36
Marsh & McLennan Cos., Inc.	1,764	430
Mastercard, Inc. 'A'	842	462
Mercury General Corp.	613	34
MetLife, Inc.	7,730	621
MGIC Investment Corp.	772	19
Moelis & Co. 'A'	866	51
Moody's Corp.	125	58
Morgan Stanley	3,336	389
Morningstar, Inc.	197	59
Mr. Cooper Group, Inc. (a)	857	103
MSCI, Inc.	186	105
Nasdaq, Inc.	1,223	93
Navient Corp.	1,220	15
Northern Trust Corp.	537	53
OneMain Holdings, Inc.	1,028	50
PayPal Holdings, Inc. (a)	2,591	169
PennyMac Financial Services, Inc.	392	39
Piper Sandler Cos.	67	17
PNC Financial Services Group, Inc.	1,113	196
PROG Holdings, Inc.	600	16
Progressive Corp.	4,517	1,278
Prosperity Bancshares, Inc.	260	19
Prudential Financial, Inc.	3,907	436
Raymond James Financial, Inc.	450	63
Regions Financial Corp.	1,268	28
RLI Corp.	722	58
Robinhood Markets, Inc. 'A' (a)	2,208	92
S&P Global, Inc.	130	66
SEI Investments Co.	1,262	98
Selective Insurance Group, Inc.	223	20
SLM Corp.	4,261	125
SoFi Technologies, Inc. (a)	2,446	28
SouthState Corp.	189	18
State Street Corp.	539	48
Stewart Information Services Corp.	678	48
Stifel Financial Corp.	279	26
Synchrony Financial	8,028	425
Synovus Financial Corp.	624	29

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

T. Rowe Price Group, Inc.	1,636	150
Toast, Inc. 'A' (a)	983	33
Tradeweb Markets, Inc. 'A'	854	127
Travelers Cos., Inc.	840	222
Truist Financial Corp.	3,642	150
U.S. Bancorp	4,199	177
UMB Financial Corp.	166	17
Unum Group	2,039	166
Virtu Financial, Inc. 'A'	1,803	69
Visa, Inc. 'A'	2,156	756
WaFd, Inc.	604	17
Webster Financial Corp.	550	28
Wells Fargo & Co.	22,220	1,595
Western Alliance Bancorp	367	28
Western Union Co.	8,853	94
White Mountains Insurance Group Ltd.	41	79
Wintrust Financial Corp.	213	24
Zions Bancorp NA	579	29

		28,855

HEALTH CARE 15.3%
AbbVie, Inc.	13,216	2,769
Alnylam Pharmaceuticals, Inc. (a)	495	134
Amedisys, Inc. (a)	219	20
Amgen, Inc.	6,192	1,929
Baxter International, Inc.	2,506	86
Becton Dickinson & Co.	1,062	243
Bio-Rad Laboratories, Inc. 'A' (a)	57	14
Biogen, Inc. (a)	780	107
BioMarin Pharmaceutical, Inc. (a)	419	30
Boston Scientific Corp. (a)	4,792	483
Bristol-Myers Squibb Co.	23,483	1,432
Bruker Corp.	595	25
Cardinal Health, Inc.	2,419	333
Cencora, Inc.	946	263
Chemed Corp.	205	126
Cigna Group	483	159
Cooper Cos., Inc.	947	80
Corcept Therapeutics, Inc. (a)	294	34
CVS Health Corp.	24,850	1,684
DaVita, Inc. (a)	1,650	252
Dentsply Sirona, Inc.	2,062	31
Elevance Health, Inc.	186	81
Eli Lilly & Co.	3,331	2,751
Encompass Health Corp.	1,314	133
Exelixis, Inc. (a)	2,748	101
GE HealthCare Technologies, Inc.	1,280	103
Gilead Sciences, Inc.	17,831	1,998
Globus Medical, Inc. 'A' (a)	617	45
Haemonetics Corp. (a)	577	37
Halozyme Therapeutics, Inc. (a)	355	23
HCA Healthcare, Inc.	996	344
Henry Schein, Inc. (a)	921	63
Hologic, Inc. (a)	1,051	65
ICU Medical, Inc. (a)	157	22
IDEXX Laboratories, Inc. (a)	183	77
Incyte Corp. (a)	1,154	70
Intuitive Surgical, Inc. (a)	908	450
Johnson & Johnson	16,601	2,753
Masimo Corp. (a)	412	69
McKesson Corp.	1,263	850
Merck & Co., Inc.	17,773	1,595
Merit Medical Systems, Inc. (a)	169	18
Mettler-Toledo International, Inc. (a)	132	156
Neurocrine Biosciences, Inc. (a)	283	31
Organon & Co.	5,252	78
Patterson Cos., Inc.	2,201	69
Pfizer, Inc.	65,166	1,651
Premier, Inc. 'A'	1,411	27
Quest Diagnostics, Inc.	1,075	182
Regeneron Pharmaceuticals, Inc.	630	400
ResMed, Inc.	1,256	281
Revvity, Inc.	854	90
Royalty Pharma PLC 'A'	1,465	46
Sarepta Therapeutics, Inc. (a)	348	22
Select Medical Holdings Corp.	1,911	32
Teleflex, Inc.	253	35
Tenet Healthcare Corp. (a)	2,200	296
United Therapeutics Corp. (a)	605	186
Universal Health Services, Inc. 'B'	423	79
Vertex Pharmaceuticals, Inc. (a)	511	248
Viatris, Inc.	22,422	195
Waters Corp. (a)	213	78
West Pharmaceutical Services, Inc.	172	39

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Zoetis, Inc.	568	94

		26,197

INDUSTRIALS 10.9%
3M Co.	9,614	1,412
A.O. Smith Corp.	1,877	123
AAR Corp. (a)	677	38
ABM Industries, Inc.	963	46
Acuity, Inc.	473	125
Advanced Drainage Systems, Inc.	293	32
AECOM	638	59
AGCO Corp.	428	40
Alaska Air Group, Inc. (a)	282	14
Allison Transmission Holdings, Inc.	1,090	104
Apogee Enterprises, Inc.	506	23
Applied Industrial Technologies, Inc.	73	16
Arcosa, Inc.	492	38
Armstrong World Industries, Inc.	464	65
Automatic Data Processing, Inc.	1,847	564
Avis Budget Group, Inc. (a)	282	21
Axon Enterprise, Inc. (a)	167	88
Boise Cascade Co.	560	55
Booz Allen Hamilton Holding Corp.	1,574	165
Brady Corp. 'A'	299	21
Broadridge Financial Solutions, Inc.	934	226
Builders FirstSource, Inc. (a)	564	70
BWX Technologies, Inc.	1,328	131
CACI International, Inc. 'A' (a)	366	134
Carrier Global Corp.	2,936	186
Caterpillar, Inc.	1,184	390
CH Robinson Worldwide, Inc.	2,428	249
Cintas Corp.	1,573	323
Clean Harbors, Inc. (a)	294	58
Comfort Systems USA, Inc.	155	50
Copart, Inc. (a)	2,236	127
CoreCivic, Inc. (a)	2,497	51
Crane Co.	155	24
CSG Systems International, Inc.	502	30
CSX Corp.	7,255	214
Cummins, Inc.	676	212
Curtiss-Wright Corp.	468	148
Delta Air Lines, Inc.	367	16
DNOW, Inc. (a)	1,602	27
Donaldson Co., Inc.	455	31
Dover Corp.	436	77
Dun & Bradstreet Holdings, Inc.	1,459	13
Dycom Industries, Inc. (a)	121	18
EMCOR Group, Inc.	171	63
Emerson Electric Co.	1,557	171
Equifax, Inc.	423	103
Esab Corp.	208	24
ExlService Holdings, Inc. (a)	367	17
Expeditors International of Washington, Inc.	1,731	208
Fastenal Co.	1,273	99
Flowserve Corp.	310	15
Fluor Corp. (a)	475	17
Franklin Electric Co., Inc.	223	21
FTAI Aviation Ltd.	195	22
FTI Consulting, Inc. (a)	316	52
Gates Industrial Corp. PLC (a)	877	16
GATX Corp.	445	69
GE Vernova, Inc.	684	209
Generac Holdings, Inc. (a)	612	77
General Dynamics Corp.	1,339	365
General Electric Co.	5,232	1,047
Genpact Ltd.	2,404	121
GEO Group, Inc. (a)	4,650	136
GMS, Inc. (a)	472	35
Graco, Inc.	715	60
Granite Construction, Inc.	1,058	80
Greenbrier Cos., Inc.	939	48
HEICO Corp.	299	80
Herc Holdings, Inc.	98	13
Hexcel Corp.	822	45
HNI Corp.	659	29
Howmet Aerospace, Inc.	3,164	410
Hub Group, Inc. 'A'	744	28
Hubbell, Inc.	78	26
Huntington Ingalls Industries, Inc.	233	48
IDEX Corp.	752	136
Illinois Tool Works, Inc.	815	202
Insperity, Inc.	192	17
ITT, Inc.	840	108
JB Hunt Transport Services, Inc.	259	38
JetBlue Airways Corp. (a)	8,972	43

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Johnson Controls International PLC	1,563	125
KBR, Inc.	316	16
Kennametal, Inc.	801	17
Kirby Corp. (a)	237	24
Knight-Swift Transportation Holdings, Inc.	575	25
L3Harris Technologies, Inc.	1,584	332
Landstar System, Inc.	685	103
Leidos Holdings, Inc.	1,134	153
Lennox International, Inc.	503	282
Lincoln Electric Holdings, Inc.	448	85
Lockheed Martin Corp.	3,147	1,406
ManpowerGroup, Inc.	569	33
Masco Corp.	761	53
MasTec, Inc. (a)	137	16
Masterbrand, Inc. (a)	1,550	20
Matson, Inc.	400	51
Maximus, Inc.	1,048	71
MillerKnoll, Inc.	709	14
Moog, Inc. 'A'	431	75
MSA Safety, Inc.	279	41
MSC Industrial Direct Co., Inc. 'A'	1,058	82
Mueller Industries, Inc.	1,588	121
Nordson Corp.	241	49
Northrop Grumman Corp.	1,005	515
Old Dominion Freight Line, Inc.	158	26
Oshkosh Corp.	190	18
Otis Worldwide Corp.	1,625	168
Owens Corning	214	31
Parker-Hannifin Corp.	342	208
Parsons Corp. (a)	427	25
Paychex, Inc.	633	98
Paycom Software, Inc.	119	26
Primoris Services Corp.	1,144	66
Quanta Services, Inc.	338	86
RBC Bearings, Inc. (a)	51	16
Republic Services, Inc.	1,229	298
Resideo Technologies, Inc. (a)	483	9
Robert Half, Inc.	539	29
Rollins, Inc.	2,145	116
RTX Corp.	3,409	452
Rush Enterprises, Inc. 'A'	1,019	54
Schneider National, Inc. 'B'	1,229	28
Science Applications International Corp.	171	19
SkyWest, Inc. (a)	815	71
Snap-on, Inc.	51	17
SS&C Technologies Holdings, Inc.	421	35
Terex Corp.	1,194	45
Timken Co.	620	45
Toro Co.	1,496	109
TransUnion	402	33
TriNet Group, Inc.	285	23
Trinity Industries, Inc.	742	21
U-Haul Holding Co. (a)	204	13
U-Haul Holding Co.	455	27
UFP Industries, Inc.	515	55
UniFirst Corp.	266	46
Union Pacific Corp.	2,671	631
United Airlines Holdings, Inc. (a)	348	24
United Parcel Service, Inc. 'B'	4,069	448
Valmont Industries, Inc.	59	17
Veralto Corp.	809	79
Verisk Analytics, Inc.	952	283
Waste Management, Inc.	1,367	316
Watsco, Inc.	432	220
Werner Enterprises, Inc.	1,261	37
Westinghouse Air Brake Technologies Corp.	366	66
Woodward, Inc.	154	28
Worthington Enterprises, Inc.	445	22
WW Grainger, Inc.	272	269
XPO, Inc. (a)	469	50

		18,664

INFORMATION TECHNOLOGY 15.2%
ACI Worldwide, Inc. (a)	339	19
Adobe, Inc. (a)	185	71
Akamai Technologies, Inc. (a)	538	43
Amdocs Ltd.	760	70
Amkor Technology, Inc.	1,219	22
Amphenol Corp. 'A'	3,000	197
Ansys, Inc. (a)	299	95
Apple, Inc.	19,190	4,263
Applied Materials, Inc.	3,323	482
AppLovin Corp. 'A' (a)	755	200
Arista Networks, Inc. (a)	2,562	198
Arrow Electronics, Inc. (a)	661	69

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Aurora Innovation, Inc. (a)	2,304	15
Avnet, Inc.	1,311	63
Belden, Inc.	613	61
Benchmark Electronics, Inc.	679	26
Broadcom, Inc.	17,264	2,891
CDW Corp.	177	28
Ciena Corp. (a)	294	18
Cirrus Logic, Inc. (a)	647	64
Cisco Systems, Inc.	33,981	2,097
Coherent Corp. (a)	621	40
CommVault Systems, Inc. (a)	461	73
Corning, Inc.	8,199	375
Dell Technologies, Inc. 'C'	753	69
Docusign, Inc. (a)	390	32
Dolby Laboratories, Inc. 'A'	558	45
Dropbox, Inc. 'A' (a)	646	17
DXC Technology Co. (a)	1,155	20
F5, Inc. (a)	579	154
Fair Isaac Corp. (a)	165	304
Fortinet, Inc. (a)	1,944	187
Gartner, Inc. (a)	217	91
Gen Digital, Inc.	5,914	157
GoDaddy, Inc. 'A' (a)	1,115	201
Guidewire Software, Inc. (a)	218	41
Hewlett Packard Enterprise Co.	12,790	197
HP, Inc.	14,142	392
Insight Enterprises, Inc. (a)	605	91
Intel Corp.	16,398	372
InterDigital, Inc.	130	27
International Business Machines Corp.	9,697	2,411
Jabil, Inc.	468	64
Juniper Networks, Inc.	5,881	213
KLA Corp.	280	190
Knowles Corp. (a)	1,327	20
Kyndryl Holdings, Inc. (a)	3,531	111
Lam Research Corp.	4,622	336
Lumentum Holdings, Inc. (a)	252	16
Manhattan Associates, Inc. (a)	181	31
Marvell Technology, Inc.	2,267	140
MicroStrategy, Inc. 'A' (a)	688	198
Motorola Solutions, Inc.	824	361
NetApp, Inc.	1,146	101
NetScout Systems, Inc. (a)	1,166	24
NVIDIA Corp.	18,505	2,006
Oracle Corp.	19,531	2,731
OSI Systems, Inc. (a)	247	48
Palantir Technologies, Inc. 'A' (a)	4,057	342
Plexus Corp. (a)	372	48
Pure Storage, Inc. 'A' (a)	849	38
Qorvo, Inc. (a)	175	13
QUALCOMM, Inc.	4,712	724
Roper Technologies, Inc.	223	131
Sandisk Corp. (a)	946	45
Sanmina Corp. (a)	998	76
Seagate Technology Holdings PLC	1,470	125
Super Micro Computer, Inc. (a)	2,030	69
Teradata Corp. (a)	997	22
Teradyne, Inc.	535	44
Texas Instruments, Inc.	5,826	1,047
Trimble, Inc. (a)	467	31
TTM Technologies, Inc. (a)	1,292	26
Twilio, Inc. 'A' (a)	225	22
Tyler Technologies, Inc. (a)	262	152
VeriSign, Inc. (a)	430	109
Vishay Intertechnology, Inc.	1,930	31
Vontier Corp.	747	25
Western Digital Corp. (a)	1,369	55
Wolfspeed, Inc. (a)	443	1
Xerox Holdings Corp.	2,266	11
Zebra Technologies Corp. 'A' (a)	215	61
Zoom Communications, Inc. (a)	435	32

		26,158

MATERIALS 2.6%
Air Products & Chemicals, Inc.	481	142
Alcoa Corp.	1,061	32
AptarGroup, Inc.	804	119
ATI, Inc. (a)	1,247	65
Avery Dennison Corp.	573	102
Ball Corp.	1,519	79
Berry Global Group, Inc.	1,477	103
Cabot Corp.	711	59
Carpenter Technology Corp.	997	181
Celanese Corp.	615	35
Chemours Co.	681	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Cleveland-Cliffs, Inc. (a)	1,599	13
Commercial Metals Co.	1,962	90
Corteva, Inc.	2,661	167
CRH PLC	1,637	144
Crown Holdings, Inc.	1,283	115
Dow, Inc.	781	27
DuPont de Nemours, Inc.	2,194	164
Eagle Materials, Inc.	373	83
Eastman Chemical Co.	747	66
Ecolab, Inc.	643	163
Element Solutions, Inc.	721	16
Graphic Packaging Holding Co.	3,622	94
Greif, Inc. 'A'	715	39
Huntsman Corp.	413	7
Innospec, Inc.	244	23
International Flavors & Fragrances, Inc.	663	51
International Paper Co.	3,468	185
Knife River Corp. (a)	184	17
Louisiana-Pacific Corp.	1,045	96
LyondellBasell Industries NV 'A'	3,835	270
Mosaic Co.	1,826	49
NewMarket Corp.	87	49
Newmont Corp.	7,176	347
Nucor Corp.	1,088	131
O-I Glass, Inc. (a)	2,922	34
Packaging Corp. of America	834	165
Pactiv Evergreen, Inc.	962	17
PPG Industries, Inc.	699	76
Reliance, Inc.	279	81
Royal Gold, Inc.	402	66
RPM International, Inc.	1,220	141
Scotts Miracle-Gro Co.	650	36
Sealed Air Corp.	1,974	57
Sensient Technologies Corp.	534	40
Sherwin-Williams Co.	367	128
Silgan Holdings, Inc.	945	48
Sonoco Products Co.	1,379	65
Southern Copper Corp.	1	0
Steel Dynamics, Inc.	143	18
Sylvamo Corp.	612	41
Tronox Holdings PLC	1,072	8
U.S. Steel Corp.	1,712	72
Warrior Met Coal, Inc.	1,288	62

		4,487

REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (a)	728	95
Jones Lang LaSalle, Inc. (a)	427	106
Zillow Group, Inc. 'C' (a)	500	34

		235

UTILITIES 2.2%
AES Corp.	1,659	21
Alliant Energy Corp.	652	42
Ameren Corp.	653	66
American Electric Power Co., Inc.	1,635	179
Atmos Energy Corp.	229	35
Avista Corp.	1,632	68
Clearway Energy, Inc. 'C'	974	29
CMS Energy Corp.	910	68
Constellation Energy Corp.	834	168
Dominion Energy, Inc.	2,439	137
Duke Energy Corp.	1,984	242
Entergy Corp.	1,251	107
Evergy, Inc.	500	34
Eversource Energy	1,082	67
Exelon Corp.	4,641	214
FirstEnergy Corp.	1,533	62
Hawaiian Electric Industries, Inc. (a)	2,798	31
IDACORP, Inc.	147	17
MDU Resources Group, Inc.	3,994	67
National Fuel Gas Co.	1,469	116
NextEra Energy, Inc.	5,556	394
NiSource, Inc.	1,190	48
NRG Energy, Inc.	1,560	149
OGE Energy Corp.	441	20
Ormat Technologies, Inc.	605	43
Pinnacle West Capital Corp.	216	21
PPL Corp.	2,127	77
Public Service Enterprise Group, Inc.	1,345	111
Sempra	1,761	126
Southern Co.	2,863	263
Southwest Gas Holdings, Inc.	264	19
Spire, Inc.	290	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

Talen Energy Corp. (a)	155	31
TXNM Energy, Inc.	1,098	59
UGI Corp.	792	26
Vistra Corp.	3,484	409
WEC Energy Group, Inc.	763	83
Xcel Energy, Inc.	1,375	97

		3,769

Total United States		166,627

Total Common Stocks (Cost $146,333)		168,200

REAL ESTATE INVESTMENT TRUSTS 1.9%
UNITED STATES 1.9%
REAL ESTATE 1.9%
AGNC Investment Corp.	7,701	74
Agree Realty Corp.	596	46
American Homes 4 Rent 'A'	1,912	72
Americold Realty Trust, Inc.	2,555	55
Annaly Capital Management, Inc.	1,183	24
Apollo Commercial Real Estate Finance, Inc.	1,935	18
Apple Hospitality REIT, Inc.	2,540	33
AvalonBay Communities, Inc.	265	57
BXP, Inc.	432	29
Camden Property Trust	950	116
COPT Defense Properties	1,461	40
CubeSmart	1,663	71
DiamondRock Hospitality Co.	5,562	43
Digital Realty Trust, Inc.	877	126
Douglas Emmett, Inc.	1,560	25
Equity LifeStyle Properties, Inc.	687	46
Equity Residential	961	69
Essex Property Trust, Inc.	239	73
First Industrial Realty Trust, Inc.	543	29
Gaming & Leisure Properties, Inc.	1,239	63
Healthcare Realty Trust, Inc.	3,808	64
Iron Mountain, Inc.	2,013	173
Kimco Realty Corp.	1,294	27
Lamar Advertising Co. 'A'	780	89
LXP Industrial Trust	3,273	28
Macerich Co.	3,054	52
Medical Properties Trust, Inc.	9,574	58
MFA Financial, Inc.	1,569	16
Mid-America Apartment Communities, Inc.	246	41
NNN REIT, Inc.	552	23
Omega Healthcare Investors, Inc.	1,029	39
Outfront Media, Inc.	1,054	17
Park Hotels & Resorts, Inc.	4,565	49
PennyMac Mortgage Investment Trust	1,085	16
Phillips Edison & Co., Inc.	545	20
Public Storage	554	166
Rayonier, Inc.	1,055	29
Realty Income Corp.	1,926	112
Rithm Capital Corp.	2,240	26
RLJ Lodging Trust	2,373	19
SBA Communications Corp.	226	50
Simon Property Group, Inc.	1,799	299
SL Green Realty Corp.	1,493	86
Sun Communities, Inc.	758	97
Sunstone Hotel Investors, Inc.	1,932	18
UDR, Inc.	1,282	58
Ventas, Inc.	1,221	84
Vornado Realty Trust	2,484	92
Welltower, Inc.	1,701	261
Xenia Hotels & Resorts, Inc.	1,503	18

		3,236

Total Real Estate Investment Trusts (Cost $3,022)		3,236

Total Investments in Securities (Cost $149,355)		171,436

Total Investments 99.8% (Cost $149,355)		$171,436
Other Assets and Liabilities, net 0.2%		291

Net Assets 100.0%		$171,727

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Common Stocks
Ireland
	Health Care	$19	$0	$0	$19
	Information Technology	511	0	0	511
United Kingdom
	Communication Services	51	0	0	51
	Consumer Staples	1	0	0	1
	Energy	70	0	0	70
	Financials	787	0	0	787
	Industrials	48	0	0	48
	Materials	86	0	0	86
United States
	Communication Services	13,288	0	0	13,288
	Consumer Discretionary	16,996	0	0	16,996
	Consumer Staples	22,777	0	0	22,777
	Energy	5,201	0	0	5,201
	Financials	28,855	0	0	28,855
	Health Care	26,197	0	0	26,197
	Industrials	18,664	0	0	18,664
	Information Technology	26,158	0	0	26,158
	Materials	4,487	0	0	4,487
	Real Estate	235	0	0	235
	Utilities	3,769	0	0	3,769
Real Estate Investment Trusts
United States
	Real Estate	3,236	0	0	3,236

Total Investments		$171,436	$0	$0	$171,436

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO RAFI ESG U.S. ETF	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
COMMON STOCKS 97.4%
IRELAND 0.9%
INFORMATION TECHNOLOGY 0.9%
Accenture PLC 'A'	1,600	$500
TE Connectivity PlC	1,692	239

		739

Total Ireland		739

SWITZERLAND 0.1%
COMMUNICATION SERVICES 0.1%
Sunrise Communications AG 'A'	1,803	87

Total Switzerland		87

UNITED KINGDOM 0.3%
COMMUNICATION SERVICES 0.1%
Liberty Global Ltd. 'C' (a)	9,671	116

INDUSTRIALS 0.0%
CNH Industrial NV	2,220	27

MATERIALS 0.2%
Amcor PLC	12,013	117

Total United Kingdom		260

UNITED STATES 96.1%
COMMUNICATION SERVICES 7.7%
AT&T, Inc.	70,921	2,006
Comcast Corp. 'A'	27,705	1,022
Electronic Arts, Inc.	1,216	176
Fox Corp. 'A'	1,786	101
Interpublic Group of Cos., Inc.	718	19
Lumen Technologies, Inc. (a)	19,866	78
News Corp. 'A'	1,830	50
Omnicom Group, Inc.	998	83
Paramount Global 'B'	13,616	163
T-Mobile U.S., Inc.	659	176
Verizon Communications, Inc.	38,827	1,761
Walt Disney Co.	7,103	701

		6,336

CONSUMER DISCRETIONARY 7.2%
Best Buy Co., Inc.	3,702	273
Booking Holdings, Inc.	11	51
BorgWarner, Inc.	700	20
Carnival Corp. (a)	459	9
Chipotle Mexican Grill, Inc. (a)	169	8
eBay, Inc.	5,217	353
Expedia Group, Inc.	47	8
Foot Locker, Inc. (a)	1,607	23
Ford Motor Co.	56,892	571
Gap, Inc.	3,344	69
General Motors Co.	23,024	1,083
Genuine Parts Co.	231	28
Goodyear Tire & Rubber Co. (a)	7,154	66
Hilton Worldwide Holdings, Inc.	422	96
Home Depot, Inc.	2,843	1,042
Kohl's Corp.	7,091	58
Lear Corp.	729	64
LKQ Corp.	1,889	80
Lowe's Cos., Inc.	3,059	713
Macy's, Inc.	4,584	58

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2025 (Unaudited)

Marriott International, Inc. 'A'	611	146
Newell Brands, Inc.	1,891	12
NIKE, Inc. 'B'	2,670	170
PVH Corp.	810	52
Ralph Lauren Corp.	37	8
Tapestry, Inc.	1,981	139
Tesla, Inc. (a)	448	116
Thor Industries, Inc.	103	8
TJX Cos., Inc.	2,585	315
Tractor Supply Co.	1,388	76
VF Corp.	5,812	90
Whirlpool Corp.	1,356	122

		5,927

CONSUMER STAPLES 7.8%
Archer-Daniels-Midland Co.	5,751	276
Bunge Global SA	551	42
Campbell's Co.	843	34
Church & Dwight Co., Inc.	508	56
Coca-Cola Co.	9,016	646
Colgate-Palmolive Co.	2,816	264
Conagra Brands, Inc.	3,742	100
Dollar General Corp.	915	80
Dollar Tree, Inc. (a)	388	29
Estee Lauder Cos., Inc. 'A'	1,478	98
General Mills, Inc.	4,352	260
Hershey Co.	290	50
Hormel Foods Corp.	1,219	38
J M Smucker Co.	582	69
Kellanova	1,165	96
Kenvue, Inc.	1,521	36
Keurig Dr. Pepper, Inc.	1,841	63
Kimberly-Clark Corp.	1,547	220
Kraft Heinz Co.	6,832	208
McCormick & Co., Inc.	102	8
Mondelez International, Inc. 'A'	3,796	258
PepsiCo, Inc.	4,224	633
Procter & Gamble Co.	11,920	2,031
Sysco Corp.	2,378	178
Target Corp.	5,011	523
U.S. Foods Holding Corp. (a)	990	65

		6,361

FINANCIALS 14.4%
Aflac, Inc.	1,067	119
Allstate Corp.	1,897	393
American Express Co.	1,278	344
Ameriprise Financial, Inc.	121	59
Bank of New York Mellon Corp.	4,120	345
Blackrock, Inc.	446	422
Citigroup, Inc.	24,468	1,737
Fidelity National Information Services, Inc.	2,427	181
Fifth Third Bancorp	1,980	78
Fiserv, Inc. (a)	932	206
Global Payments, Inc.	370	36
Goldman Sachs Group, Inc.	1,306	713
Hartford Insurance Group, Inc.	1,617	200
JPMorgan Chase & Co.	9,707	2,381
Mastercard, Inc. 'A'	1,084	594
MetLife, Inc.	4,978	400
Moody's Corp.	241	112
Nasdaq, Inc.	596	45
Northern Trust Corp.	722	71
PayPal Holdings, Inc. (a)	2,599	170
Principal Financial Group, Inc.	1,757	148
Prudential Financial, Inc.	2,789	311
S&P Global, Inc.	177	90
State Street Corp.	1,762	158
T. Rowe Price Group, Inc.	1,306	120
Unum Group	244	20
Visa, Inc. 'A'	2,311	810
Wells Fargo & Co.	20,668	1,484

		11,747

HEALTH CARE 22.5%
Abbott Laboratories	7,515	997
AbbVie, Inc.	6,494	1,361
Agilent Technologies, Inc.	987	116
Amgen, Inc.	1,944	606
Baxter International, Inc.	5,441	186
Becton Dickinson & Co.	1,135	260
Biogen, Inc. (a)	1,326	182
Boston Scientific Corp. (a)	282	29

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2025 (Unaudited)

Bristol-Myers Squibb Co.	24,515	1,495
Cardinal Health, Inc.	1,752	241
Cencora, Inc.	390	109
Centene Corp. (a)	1,612	98
Cigna Group	3,135	1,031
CVS Health Corp.	15,889	1,077
Danaher Corp.	1,270	260
DaVita, Inc. (a)	368	56
Edwards Lifesciences Corp. (a)	1,919	139
Elevance Health, Inc.	1,825	794
Eli Lilly & Co.	459	379
GE HealthCare Technologies, Inc.	3,147	254
Gilead Sciences, Inc.	7,374	826
GRAIL, Inc. (a)	33	1
HCA Healthcare, Inc.	687	237
Henry Schein, Inc. (a)	566	39
Hologic, Inc. (a)	1,181	73
Humana, Inc.	1,625	430
Illumina, Inc. (a)	519	41
Intuitive Surgical, Inc. (a)	181	90
Johnson & Johnson	15,074	2,500
Labcorp Holdings, Inc.	938	218
McKesson Corp.	329	221
Merck & Co., Inc.	15,132	1,358
Moderna, Inc. (a)	2,085	59
Pfizer, Inc.	50,945	1,291
Regeneron Pharmaceuticals, Inc.	158	100
STERIS PLC	37	8
Stryker Corp.	114	42
Thermo Fisher Scientific, Inc.	604	301
UnitedHealth Group, Inc.	1,217	637
Viatris, Inc.	8,544	74
Waters Corp. (a)	191	70
Zoetis, Inc.	630	104

		18,390

INDUSTRIALS 4.4%
3M Co.	4,438	652
AGCO Corp.	590	55
Automatic Data Processing, Inc.	1,070	327
Carrier Global Corp.	2,474	157
Cintas Corp.	135	28
Cummins, Inc.	144	45
Deere & Co.	1,054	495
Dover Corp.	45	8
Fastenal Co.	721	56
FedEx Corp.	403	98
Ferguson Enterprises, Inc.	110	18
Illinois Tool Works, Inc.	459	114
Ingersoll Rand, Inc.	144	11
Johnson Controls International PLC	3,893	312
ManpowerGroup, Inc.	863	50
Otis Worldwide Corp.	905	93
Owens Corning	703	100
Paychex, Inc.	588	91
Republic Services, Inc.	43	10
Rockwell Automation, Inc.	135	35
Stanley Black & Decker, Inc.	1,258	97
United Parcel Service, Inc. 'B'	2,328	256
United Rentals, Inc.	26	16
Waste Management, Inc.	1,359	315
WESCO International, Inc.	49	7
Westinghouse Air Brake Technologies Corp.	494	89
WW Grainger, Inc.	96	95

		3,630

INFORMATION TECHNOLOGY 27.0%
Adobe, Inc. (a)	1,166	447
Advanced Micro Devices, Inc. (a)	1,241	127
Akamai Technologies, Inc. (a)	686	55
Amdocs Ltd.	717	66
Analog Devices, Inc.	1,695	342
Apple, Inc.	18,828	4,182
Applied Materials, Inc.	3,343	485
Arrow Electronics, Inc. (a)	903	94
Autodesk, Inc. (a)	31	8
Avnet, Inc.	1,055	51
Broadcom, Inc.	4,801	804
Cadence Design Systems, Inc. (a)	273	69
CDW Corp.	385	62
Cisco Systems, Inc.	33,392	2,061
Cognizant Technology Solutions Corp. 'A'	2,262	173
Corning, Inc.	1,595	73
Dell Technologies, Inc. 'C'	836	76

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2025 (Unaudited)

DXC Technology Co. (a)	2,717	46
Flex Ltd. (a)	226	7
Fortinet, Inc. (a)	142	14
Gen Digital, Inc.	681	18
Hewlett Packard Enterprise Co.	21,907	338
HP, Inc.	13,781	382
Intel Corp.	72,886	1,655
International Business Machines Corp.	5,244	1,304
Intuit, Inc.	78	48
Jabil, Inc.	56	8
Juniper Networks, Inc.	3,027	110
Keysight Technologies, Inc. (a)	688	103
KLA Corp.	229	156
Kyndryl Holdings, Inc. (a)	2,031	64
Lam Research Corp.	4,806	349
Marvell Technology, Inc.	1,216	75
Microchip Technology, Inc.	955	46
Micron Technology, Inc.	4,395	382
Microsoft Corp.	9,854	3,699
Motorola Solutions, Inc.	269	118
NetApp, Inc.	1,336	117
NVIDIA Corp.	5,878	637
ON Semiconductor Corp. (a)	1,582	64
Oracle Corp.	5,226	731
Palo Alto Networks, Inc. (a)	95	16
QUALCOMM, Inc.	6,423	987
Salesforce, Inc.	1,625	436
Sandisk Corp. (a)	1,142	54
Seagate Technology Holdings PLC	2,187	186
Synopsys, Inc. (a)	123	53
Teradyne, Inc.	726	60
Texas Instruments, Inc.	2,605	468
Twilio, Inc. 'A' (a)	81	8
Western Digital Corp. (a)	3,121	126
Workday, Inc. 'A' (a)	51	12
Xerox Holdings Corp.	4,011	19

		22,071

MATERIALS 4.3%
Air Products & Chemicals, Inc.	691	204
Ball Corp.	1,883	98
CF Industries Holdings, Inc.	1,533	120
Corteva, Inc.	1,715	108
CRH PLC	2,644	233
Dow, Inc.	10,412	363
DuPont de Nemours, Inc.	4,631	346
Ecolab, Inc.	660	167
FMC Corp.	442	19
Huntsman Corp.	3,517	55
International Flavors & Fragrances, Inc.	1,264	98
International Paper Co.	4,184	223
Linde PLC	1,550	722
Mosaic Co.	7,096	192
Newmont Corp.	4,867	235
Packaging Corp. of America	432	85
PPG Industries, Inc.	1,182	129
Sherwin-Williams Co.	271	95
U.S. Steel Corp.	564	24

		3,516

REAL ESTATE 0.4%
CBRE Group, Inc. 'A' (a)	1,885	247
Jones Lang LaSalle, Inc. (a)	486	120

		367

UTILITIES 0.4%
American Water Works Co., Inc.	633	93
Edison International	2,726	161
Exelon Corp.	1,215	56

		310

Total United States		78,655

Total Common Stocks (Cost $73,279)		79,741

REAL ESTATE INVESTMENT TRUSTS 2.0%
UNITED STATES 2.0%
REAL ESTATE 2.0%
American Tower Corp.	959	209
AvalonBay Communities, Inc.	486	104

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2025 (Unaudited)

Crown Castle, Inc.	1,840	192
Equinix, Inc.	184	150
Equity Residential	1,541	110
Healthpeak Properties, Inc.	1,027	21
Host Hotels & Resorts, Inc.	4,327	61
Iron Mountain, Inc.	943	81
Kimco Realty Corp.	1,883	40
Mid-America Apartment Communities, Inc.	326	55
Prologis, Inc.	456	51
Public Storage	87	26
Ventas, Inc.	1,989	137
Welltower, Inc.	1,175	180
Weyerhaeuser Co.	5,989	175

		1,592

Total Real Estate Investment Trusts (Cost $1,502)		1,592

Total Investments in Securities (Cost $74,781)		81,333

Total Investments 99.4% (Cost $74,781)		$81,333
Other Assets and Liabilities, net 0.6%		514

Net Assets 100.0%		$81,847

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$739	$0	$0	$739
Switzerland
	Communication Services	87	0	0	87
United Kingdom
	Communication Services	116	0	0	116
	Industrials	27	0	0	27
	Materials	117	0	0	117
United States
	Communication Services	6,336	0	0	6,336
	Consumer Discretionary	5,927	0	0	5,927
	Consumer Staples	6,361	0	0	6,361
	Financials	11,747	0	0	11,747
	Health Care	18,390	0	0	18,390
	Industrials	3,630	0	0	3,630
	Information Technology	22,071	0	0	22,071
	Materials	3,516	0	0	3,516
	Real Estate	367	0	0	367
	Utilities	310	0	0	310
Real Estate Investment Trusts
United States
	Real Estate	1,592	0	0	1,592

Total Investments		$81,333	$0	$0	$81,333

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.4% ¤
MUTUAL FUNDS 48.9%
Vanguard Developed Markets Index Fund 'Institutional'	2,781,547	$71,124
Vanguard Emerging Markets Stock Index Fund 'Institutional'	846,336	24,138
Vanguard Institutional Index Fund 'Institutional'	386,568	176,283
Vanguard Small-Cap Index Fund 'Institutional'	85,912	9,126

Total Mutual Funds (Cost $208,790)		280,671

SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	598,833	599

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.4%
4.289% due 05/29/2025 - 06/05/2025 (a)(b)(f)(h)	$1,904	1,890

Total Short-Term Instruments (Cost $2,488)		2,489

Total Investments in Securities (Cost $211,278)		283,160

	SHARES
INVESTMENTS IN AFFILIATES 51.7%
MUTUAL FUNDS (c) 46.3%
PIMCO Emerging Markets Local Currency and Bond Fund	2,754,633	15,839
PIMCO High Yield Fund	496,872	3,965
PIMCO Income Fund	4,074,780	43,600
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,071,458	10,554
PIMCO Long-Term Real Return Fund	4,296,294	52,114
PIMCO Long-Term U.S. Government Fund	3,315,298	47,276
PIMCO Real Return Fund	2,742,144	28,409
PIMCO Total Return Fund	7,315,877	63,502

Total Mutual Funds (Cost $278,599)		265,259

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	3,197,214	31,121

Total Short-Term Instruments (Cost $31,105)		31,121

Total Investments in Affiliates (Cost $309,704)		296,380

Total Investments 101.1% (Cost $520,982)		$579,540
Financial Derivative Instruments (e)(g) 0.1%(Cost or Premiums, net $1,602)		673
Other Assets and Liabilities, net (1.2)%		(6,784)

Net Assets 100.0%		$573,429

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost		Market Value

Put - CBOE S&P 500					4,500.000	06/20/2025	126	$13	$789		$224
Put - CBOE S&P 500					4,825.000	09/19/2025	115	12	1,269		819

Total Purchased Options									$2,058		$1,043

WRITTEN OPTIONS:
OPTIONS ON INDEXES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)		Market Value

Put - CBOE S&P 500					3,825.000	09/19/2025	115	$12	$(456)		$(237)

Total Written Options									$(456)		$(237)

(f)

Securities with an aggregate market value of $146 have been pledged as collateral as of March 31, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	20,487	4.350%	Monthly	02/17/2026	$10,253	$0	$136	$136	$0
MYI	Receive	FNRETR Index	200	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	5,202	0	(207)	0	(207)
	Receive	FNRETR Index	600	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	15,042	0	(57)	0	(57)
	Receive	FNRETR Index	15	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	376	0	0	0	0
	Receive	FNRETR Index	47	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	1,178	0	(5)	0	(5)

Total Swap Agreements								$0	$(133)	$136	$(269)

(h)

Securities with an aggregate market value of $862 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Mutual Funds	$280,671	$0	$0	$280,671
Short-Term Instruments
Mutual Funds	0	599	0	599
U.S. Treasury Bills	0	1,890	0	1,890

	$280,671	$2,489	$0	$283,160
Investments in Affiliates, at Value
Mutual Funds	265,259	0	0	265,259
Short-Term Instruments
Central Funds Used for Cash Management Purposes	31,121	0	0	31,121

	$296,380	$0	$0	$296,380

Total Investments	$577,051	$2,489	$0	$579,540

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,043	0	1,043
Over the counter	0	136	0	136

	$0	$1,179	$0	$1,179
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(237)	0	(237)
Over the counter	0	(269)	0	(269)

	$0	$(506)	$0	$(506)

Total Financial Derivative Instruments	$0	$673	$0	$673

Totals	$577,051	$3,162	$0	$580,213

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 60.8% ¤
MUTUAL FUNDS 60.4%
Vanguard Developed Markets Index Fund 'Institutional'	3,719,083	$95,097
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,233,338	35,175
Vanguard Institutional Index Fund 'Institutional'	489,245	223,106
Vanguard Small-Cap Index Fund 'Institutional'	156,641	16,640

Total Mutual Funds (Cost $284,537)		370,018

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	524,934	525

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
4.288% due 05/29/2025 - 06/05/2025 (a)(b)(f)	$1,818	1,804

Total Short-Term Instruments (Cost $2,329)		2,329

Total Investments in Securities (Cost $286,866)		372,347

	SHARES
INVESTMENTS IN AFFILIATES 40.7%
MUTUAL FUNDS (c) 35.1%
PIMCO Emerging Markets Local Currency and Bond Fund	2,256,438	12,975
PIMCO High Yield Fund	391,626	3,125
PIMCO Income Fund	3,306,068	35,375
PIMCO International Bond Fund (U.S. Dollar-Hedged)	789,450	7,776
PIMCO Long-Term Real Return Fund	3,455,116	41,911
PIMCO Long-Term U.S. Government Fund	2,555,422	36,440
PIMCO Real Return Fund	2,236,814	23,173
PIMCO Total Return Fund	6,099,581	52,944

Total Mutual Funds (Cost $222,355)		213,719

SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	3,542,098	34,479

Total Short-Term Instruments (Cost $34,454)		34,479

Total Investments in Affiliates (Cost $256,809)		248,198

Total Investments 101.5% (Cost $543,675)		$620,545
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(129)
Other Assets and Liabilities, net (1.5)%		(8,928)

Net Assets 100.0%		$611,488

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	19,607	4.350%	Monthly	02/17/2026	$9,812	$0	$131	$131	$0
MYI	Receive	FNRETR Index	119	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	3,095	0	(123)	0	(123)
	Receive	FNRETR Index	67	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,743	0	(69)	0	(69)
	Receive	FNRETR Index	676	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	16,947	0	(65)	0	(65)
	Receive	FNRETR Index	24	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	602	0	0	0	0
	Receive	FNRETR Index	29	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	727	0	(3)	0	(3)

Total Swap Agreements								$0	$(129)	$131	$(260)

(f)

Securities with an aggregate market value of $901 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2025

Investments in Securities, at Value
Mutual Funds					$370,018		$0		$0	$370,018
Short-Term Instruments
Mutual Funds					0		525		0	525
U.S. Treasury Bills					0		1,804		0	1,804

					$370,018		$2,329		$0	$372,347
Investments in Affiliates, at Value
Mutual Funds					213,719		0		0	213,719
Short-Term Instruments
Central Funds Used for Cash Management Purposes					34,479		0		0	34,479

					$248,198		$0		$0	$248,198

Total Investments					$618,216		$2,329		$0	$620,545

Financial Derivative Instruments - Assets
Over the counter					$0		$131		$0	$131

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(260)		$0	$(260)

Total Financial Derivative Instruments					$0		$(129)		$0	$(129)

Totals					$618,216		$2,200		$0	$620,416

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.1% ¤
MUTUAL FUNDS 71.7%
Vanguard Developed Markets Index Fund 'Institutional'	3,886,850	$99,387
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,387,449	39,570
Vanguard Institutional Index Fund 'Institutional'	513,785	234,296
Vanguard Small-Cap Index Fund 'Institutional'	151,849	16,131

Total Mutual Funds (Cost $295,811)		389,384

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	547,517	548

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
4.289% due 05/29/2025 - 06/05/2025 (a)(b)(f)	$1,767	1,754

Total Short-Term Instruments (Cost $2,302)		2,302

Total Investments in Securities (Cost $298,113)		391,686

	SHARES
INVESTMENTS IN AFFILIATES 28.9%
MUTUAL FUNDS (c) 23.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1,672,457	9,617
PIMCO High Yield Fund	185,272	1,478
PIMCO Income Fund	1,902,295	20,354
PIMCO International Bond Fund (U.S. Dollar-Hedged)	596,436	5,875
PIMCO Long-Term Real Return Fund	2,200,060	26,687
PIMCO Long-Term U.S. Government Fund	1,313,373	18,729
PIMCO Real Return Fund	1,379,034	14,287
PIMCO Total Return Fund	3,695,184	32,074

Total Mutual Funds (Cost $135,796)		129,101

SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	2,927,009	28,491

Total Short-Term Instruments (Cost $28,476)		28,491

Total Investments in Affiliates (Cost $164,272)		157,592

Total Investments 101.0% (Cost $462,385)		$549,278
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(155)
Other Assets and Liabilities, net (1.0)%		(5,355)

Net Assets 100.0%		$543,768

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	16,231	4.350%	Monthly	02/17/2026	$8,123	$0	$108	$108	$0
MYI	Receive	FNRETR Index	197	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	5,124	0	(204)	0	(204)
	Receive	FNRETR Index	575	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	14,415	0	(55)	0	(55)
	Receive	FNRETR Index	40	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	1,003	0	(4)	0	(4)

Total Swap Agreements								$0	$(155)	$108	$(263)

(f)

Securities with an aggregate market value of $821 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2025

Investments in Securities, at Value
Mutual Funds					$389,384		$0		$0	$389,384
Short-Term Instruments
Mutual Funds					0		548		0	548
U.S. Treasury Bills					0		1,754		0	1,754

					$389,384		$2,302		$0	$391,686
Investments in Affiliates, at Value
Mutual Funds					129,101		0		0	129,101
Short-Term Instruments
Central Funds Used for Cash Management Purposes					28,491		0		0	28,491

					$157,592		$0		$0	$157,592

Total Investments					$546,976		$2,302		$0	$549,278

Financial Derivative Instruments - Assets
Over the counter					$0		$108		$0	$108

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(263)		$0	$(263)

Total Financial Derivative Instruments					$0		$(155)		$0	$(155)

Totals					$546,976		$2,147		$0	$549,123

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.7% ¤
MUTUAL FUNDS 80.3%
Vanguard Developed Markets Index Fund 'Institutional'	4,610,293	$117,885
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,405,718	40,091
Vanguard Institutional Index Fund 'Institutional'	554,699	252,954
Vanguard Small-Cap Index Fund 'Institutional'	150,394	15,976

Total Mutual Funds (Cost $327,009)		426,906

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	189,141	189

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
4.289% due 05/29/2025 - 06/05/2025 (a)(b)(f)	$1,716	1,704

Total Short-Term Instruments (Cost $1,892)		1,893

Total Investments in Securities (Cost $328,901)		428,799

	SHARES
INVESTMENTS IN AFFILIATES 20.6%
MUTUAL FUNDS (c) 15.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1,368,090	7,867
PIMCO High Yield Fund	20,075	160
PIMCO Income Fund	855,060	9,149
PIMCO International Bond Fund (U.S. Dollar-Hedged)	420,884	4,146
PIMCO Long-Term Real Return Fund	1,138,441	13,809
PIMCO Long-Term U.S. Government Fund	968,897	13,816
PIMCO Real Return Fund	1,105,867	11,457
PIMCO Total Return Fund	2,276,384	19,759

Total Mutual Funds (Cost $84,434)		80,163

SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	3,016,287	29,361

Total Short-Term Instruments (Cost $29,338)		29,361

Total Investments in Affiliates (Cost $113,772)		109,524

Total Investments 101.3% (Cost $442,673)		$538,323
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(200)
Other Assets and Liabilities, net (1.3)%		(6,450)

Net Assets 100.0%		$531,673

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	14,911	4.350%	Monthly	02/17/2026	$7,462	$0	$99	$99	$0
MYI	Receive	FNRETR Index	189	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	4,916	0	(195)	0	(195)
	Receive	FNRETR Index	48	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,249	0	(50)	0	(50)
	Receive	FNRETR Index	530	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	13,287	0	(51)	0	(51)
	Receive	FNRETR Index	14	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	351	0	0	0	0
	Receive	FNRETR Index	33	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	827	0	(3)	0	(3)

Total Swap Agreements								$0	$(200)	$99	$(299)

(f)

Securities with an aggregate market value of $812 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2025

Investments in Securities, at Value
Mutual Funds					$426,906		$0		$0	$426,906
Short-Term Instruments
Mutual Funds					0		189		0	189
U.S. Treasury Bills					0		1,704		0	1,704

					$426,906		$1,893		$0	$428,799
Investments in Affiliates, at Value
Mutual Funds					80,163		0		0	80,163
Short-Term Instruments
Central Funds Used for Cash Management Purposes					29,361		0		0	29,361

					$109,524		$0		$0	$109,524

Total Investments					$536,430		$1,893		$0	$538,323

Financial Derivative Instruments - Assets
Over the counter					$0		$99		$0	$99

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(299)		$0	$(299)

Total Financial Derivative Instruments					$0		$(200)		$0	$(200)

Totals					$536,430		$1,693		$0	$538,123

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.6% ¤
MUTUAL FUNDS 86.2%
Vanguard Developed Markets Index Fund 'Institutional'	4,736,398	$121,110
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,384,278	39,479
Vanguard Institutional Index Fund 'Institutional'	540,719	246,579
Vanguard Small-Cap Index Fund 'Institutional'	162,873	17,302

Total Mutual Funds (Cost $321,133)		424,470

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	517,296	517

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
4.288% due 05/29/2025 - 06/05/2025 (a)(b)(f)	$1,584	1,573

Total Short-Term Instruments (Cost $2,090)		2,090

Total Investments in Securities (Cost $323,223)		426,560

	SHARES
INVESTMENTS IN AFFILIATES 15.5%
MUTUAL FUNDS (c) 9.3%
PIMCO Emerging Markets Local Currency and Bond Fund	494,738	2,845
PIMCO Income Fund	483,382	5,172
PIMCO International Bond Fund (U.S. Dollar-Hedged)	240,845	2,372
PIMCO Long-Term Real Return Fund	606,532	7,357
PIMCO Long-Term U.S. Government Fund	574,565	8,193
PIMCO Real Return Fund	672,248	6,965
PIMCO Total Return Fund	1,408,303	12,224

Total Mutual Funds (Cost $48,214)		45,128

SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	3,140,297	30,568

Total Short-Term Instruments (Cost $30,551)		30,568

Total Investments in Affiliates (Cost $78,765)		75,696

Total Investments 102.1% (Cost $401,988)		$502,256
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(108)
Other Assets and Liabilities, net (2.1)%		(10,143)

Net Assets 100.0%		$492,005

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	13,124	4.350%	Monthly	02/17/2026	$6,568	$0	$87	$87	$0
MYI	Receive	FNRETR Index	106	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	2,757	0	(110)	0	(110)
	Receive	FNRETR Index	24	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	624	0	(25)	0	(25)
	Receive	FNRETR Index	585	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	14,666	0	(56)	0	(56)
	Receive	FNRETR Index	21	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	526	0	0	0	0
	Receive	FNRETR Index	39	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	978	0	(4)	0	(4)

Total Swap Agreements								$0	$(108)	$87	$(195)

(f)

Securities with an aggregate market value of $761 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2025

Investments in Securities, at Value
Mutual Funds					$424,470		$0		$0	$424,470
Short-Term Instruments
Mutual Funds					0		517		0	517
U.S. Treasury Bills					0		1,573		0	1,573

					$424,470		$2,090		$0	$426,560
Investments in Affiliates, at Value
Mutual Funds					45,128		0		0	45,128
Short-Term Instruments
Central Funds Used for Cash Management Purposes					30,568		0		0	30,568

					$75,696		$0		$0	$75,696

Total Investments					$500,166		$2,090		$0	$502,256

Financial Derivative Instruments - Assets
Over the counter					$0		$87		$0	$87

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(195)		$0	$(195)

Total Financial Derivative Instruments					$0		$(108)		$0	$(108)

Totals					$500,166		$1,982		$0	$502,148

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.4% ¤
MUTUAL FUNDS 89.0%
Vanguard Developed Markets Index Fund 'Institutional'	4,207,705	$107,591
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,288,079	36,736
Vanguard Institutional Index Fund 'Institutional'	487,912	222,498
Vanguard Small-Cap Index Fund 'Institutional'	163,315	17,349

Total Mutual Funds (Cost $307,045)		384,174

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	534,055	534

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
4.286% due 05/29/2025 - 06/05/2025 (a)(b)(f)	$1,199	1,190

Total Short-Term Instruments (Cost $1,725)		1,724

Total Investments in Securities (Cost $308,770)		385,898

	SHARES
INVESTMENTS IN AFFILIATES 12.5%
MUTUAL FUNDS (c) 6.4%
PIMCO Emerging Markets Local Currency and Bond Fund	235,711	1,355
PIMCO Income Fund	315,549	3,376
PIMCO International Bond Fund (U.S. Dollar-Hedged)	111,019	1,094
PIMCO Long-Term Real Return Fund	372,703	4,521
PIMCO Long-Term U.S. Government Fund	290,630	4,144
PIMCO Real Return Fund	503,832	5,220
PIMCO Total Return Fund	906,263	7,866

Total Mutual Funds (Cost $28,962)		27,576

SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	2,702,116	26,303

Total Short-Term Instruments (Cost $26,278)		26,303

Total Investments in Affiliates (Cost $55,240)		53,879

Total Investments 101.9% (Cost $364,010)		$439,777
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(93)
Other Assets and Liabilities, net (1.9)%		(8,279)

Net Assets 100.0%		$431,405

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	10,762	4.350%	Monthly	02/17/2026	$5,386	$0	$72	$72	$0
MYI	Receive	FNRETR Index	98	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	2,549	0	(101)	0	(101)
	Receive	FNRETR Index	7	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	182	0	(7)	0	(7)
	Receive	FNRETR Index	536	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	13,438	0	(52)	0	(52)
	Receive	FNRETR Index	26	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	652	0	(1)	0	(1)
	Receive	FNRETR Index	35	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	877	0	(4)	0	(4)

Total Swap Agreements								$0	$(93)	$72	$(165)

(f)

Securities with an aggregate market value of $699 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2025

Investments in Securities, at Value
Mutual Funds					$384,174		$0		$0	$384,174
Short-Term Instruments
Mutual Funds					0		534		0	534
U.S. Treasury Bills					0		1,190		0	1,190

					$384,174		$1,724		$0	$385,898
Investments in Affiliates, at Value
Mutual Funds					27,576		0		0	27,576
Short-Term Instruments
Central Funds Used for Cash Management Purposes					26,303		0		0	26,303

					$53,879		$0		$0	$53,879

Total Investments					$438,053		$1,724		$0	$439,777

Financial Derivative Instruments - Assets
Over the counter					$0		$72		$0	$72

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(165)		$0	$(165)

Total Financial Derivative Instruments					$0		$(93)		$0	$(93)

Totals					$438,053		$1,631		$0	$439,684

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.1% ¤
MUTUAL FUNDS 91.7%
Vanguard Developed Markets Index Fund 'Institutional'	2,671,838	$43,711
Vanguard Emerging Markets Stock Index Fund 'Institutional'	522,857	14,912
Vanguard Institutional Index Fund 'Institutional'	202,651	92,415
Vanguard Small-Cap Index Fund 'Institutional'	70,436	7,482

Total Mutual Funds (Cost $135,247)		158,520

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	338,034	338

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
4.294% due 06/05/2025 (a)(b)(f)	$315	313

Total Short-Term Instruments (Cost $651)		651

Total Investments in Securities (Cost $135,898)		159,171

	SHARES
INVESTMENTS IN AFFILIATES 10.6%
MUTUAL FUNDS (c) 5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	89,997	517
PIMCO Income Fund	93,145	997
PIMCO International Bond Fund (U.S. Dollar-Hedged)	24,974	246
PIMCO Long-Term Real Return Fund	111,286	1,350
PIMCO Long-Term U.S. Government Fund	92,167	1,314
PIMCO Real Return Fund	188,026	1,948
PIMCO Total Return Fund	267,380	2,321

Total Mutual Funds (Cost $8,742)		8,693

SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	1,002,020	9,754

Total Short-Term Instruments (Cost $9,750)		9,754

Total Investments in Affiliates (Cost $18,492)		18,447

Total Investments 102.7% (Cost $154,390)		$177,618
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(74)
Other Assets and Liabilities, net (2.7)%		(4,659)

Net Assets 100.0%		$172,885

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	3,879	4.350%	Monthly	02/17/2026	$1,941	$0	$26	$26	$0
MYI	Receive	FNRETR Index	37	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	958	0	(33)	0	(33)
	Receive	FNRETR Index	47	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,222	0	(48)	0	(48)
	Receive	FNRETR Index	185	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	4,638	0	(18)	0	(18)
	Receive	FNRETR Index	5	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	125	0	0	0	0
	Receive	FNRETR Index	11	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	276	0	(1)	0	(1)

Total Swap Agreements								$0	$(74)	$26	$(100)

(f)

Securities with an aggregate market value of $313 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2025

Investments in Securities, at Value
Mutual Funds					$158,520		$0		$0	$158,520
Short-Term Instruments
Mutual Funds					0		338		0	338
U.S. Treasury Bills					0		313		0	313

					$158,520		$651		$0	$159,171
Investments in Affiliates, at Value
Mutual Funds					8,693		0		0	8,693
Short-Term Instruments
Central Funds Used for Cash Management Purposes					9,754		0		0	9,754

					$18,447		$0		$0	$18,447

Total Investments					$176,967		$651		$0	$177,618

Financial Derivative Instruments - Assets
Over the counter					$0		$26		$0	$26

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(100)		$0	$(100)

Total Financial Derivative Instruments					$0		$(74)		$0	$(74)

Totals					$176,967		$577		$0	$177,544

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.9% ¤
MUTUAL FUNDS 91.3%
Vanguard Developed Markets Index Fund 'Institutional'	446,207	$7,300
Vanguard Emerging Markets Stock Index Fund 'Admiral'	66,387	2,490
Vanguard Institutional Index Fund 'Institutional'	34,304	15,644
Vanguard Small-Cap Index Fund 'Admiral'	12,454	1,323

Total Mutual Funds (Cost $24,642)		26,757

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (b)	164,453	165

Total Short-Term Instruments (Cost $165)		165

Total Investments in Securities (Cost $24,807)		26,922

INVESTMENTS IN AFFILIATES 9.2%
MUTUAL FUNDS (a) 4.1%
PIMCO Emerging Markets Local Currency and Bond Fund	15,559	90
PIMCO Income Fund	8,546	91
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,749	37
PIMCO Long-Term Real Return Fund	18,659	226
PIMCO Long-Term U.S. Government Fund	15,156	216
PIMCO Real Return Fund	32,110	333
PIMCO Total Return Fund	24,507	213

Total Mutual Funds (Cost $1,180)		1,206

SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	152,086	1,480

Total Short-Term Instruments (Cost $1,480)		1,480

Total Investments in Affiliates (Cost $2,660)		2,686

Total Investments 101.1% (Cost $27,467)		$29,608
Financial Derivative Instruments (c) (0.1)%(Cost or Premiums, net $0)		(22)
Other Assets and Liabilities, net (1.0)%		(289)

Net Assets 100.0%		$29,297

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	605	4.350%	Monthly	02/17/2026	$303	$0	$4	$4	$0
MYI	Receive	FNRETR Index	9	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	234	0	(9)	0	(9)
	Receive	FNRETR Index	14	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	364	0	(15)	0	(15)
	Receive	FNRETR Index	15	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	376	0	(1)	0	(1)
	Receive	FNRETR Index	4	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	100	0	0	0	0
	Receive	FNRETR Index	6	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	151	0	(1)	0	(1)

Total Swap Agreements								$0	$(22)	$4	$(26)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2025

Investments in Securities, at Value
Mutual Funds					$26,757		$0		$0	$26,757
Short-Term Instruments
Mutual Funds					0		165		0	165

					$26,757		$165		$0	$26,922
Investments in Affiliates, at Value
Mutual Funds					1,206		0		0	1,206
Short-Term Instruments
Central Funds Used for Cash Management Purposes					1,480		0		0	1,480

					$2,686		$0		$0	$2,686

Total Investments					$29,443		$165		$0	$29,608

Financial Derivative Instruments - Assets
Over the counter					$0		$4		$0	$4

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(26)		$0	$(26)

Total Financial Derivative Instruments					$0		$(22)		$0	$(22)

Totals					$29,443		$143		$0	$29,586

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2070 Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.8% ¤
MUTUAL FUNDS 37.8%
Vanguard Developed Markets Index Fund 'Admiral'	46,696	$763
Vanguard Emerging Markets Stock Index Fund 'Admiral'	6,939	260
Vanguard Small-Cap Index Fund 'Admiral'	1,302	138

Total Mutual Funds (Cost $1,123)		1,161

EXCHANGE-TRADED FUNDS 53.0%
Vanguard S&P 500 ETF	3,173	1,631

Total Exchange-Traded Funds (Cost $1,707)		1,631

Total Investments in Securities (Cost $2,830)		2,792

INVESTMENTS IN AFFILIATES 7.3%
MUTUAL FUNDS (a) 4.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1,642	9
PIMCO Income Fund	923	10
PIMCO International Bond Fund (U.S. Dollar-Hedged)	408	4
PIMCO Long-Term Real Return Fund	1,963	24
PIMCO Long-Term U.S. Government Fund	1,597	23
PIMCO Real Return Fund	3,278	34
PIMCO Total Return Fund	2,645	23

Total Mutual Funds (Cost $124)		127

SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	10,306	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $224)		227

Total Investments 98.1% (Cost $3,054)		$3,019
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(1)
Other Assets and Liabilities, net 1.9%		59

Net Assets 100.0%		$3,077

Schedule of Investments PIMCO REALPATH® Blend 2070 Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	5	5.220% (FEDL01 plus a specified spread)	Monthly	09/03/2025	$125	$0	$(1)	$0	$(1)
	Receive	BERYTR Index	64	0.000%	Monthly	02/17/2026	32	0	0	0	0

Total Swap Agreements								$0	$(1)	$0	$(1)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2025

Investments in Securities, at Value
Mutual Funds					$1,161		$0		$0	$1,161
Exchange-Traded Funds					1,631		0		0	1,631

					$2,792		$0		$0	$2,792
Investments in Affiliates, at Value
Mutual Funds					127		0		0	127
Short-Term Instruments
Central Funds Used for Cash Management Purposes					100		0		0	100

					$227		$0		$0	$227

Total Investments					$3,019		$0		$0	$3,019

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(1)		$0	$(1)

Total Financial Derivative Instruments					$0		$(1)		$0	$(1)

Totals					$3,019		$(1)		$0	$3,018

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 34.9% ¤
MUTUAL FUNDS 34.5%
Vanguard Developed Markets Index Fund 'Institutional'	3,552,893	$58,125
Vanguard Emerging Markets Stock Index Fund 'Institutional'	716,314	20,429
Vanguard Institutional Index Fund 'Institutional'	338,190	154,221
Vanguard Small-Cap Index Fund 'Institutional'	50,042	5,316

Total Mutual Funds (Cost $168,370)		238,091

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	284,086	284

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
4.286% due 05/22/2025 - 06/05/2025 (a)(b)(g)	$2,353	2,337

Total Short-Term Instruments (Cost $2,621)		2,621

Total Investments in Securities (Cost $170,991)		240,712

	SHARES
INVESTMENTS IN AFFILIATES 64.5%
MUTUAL FUNDS (c) 60.4%
PIMCO Emerging Markets Local Currency and Bond Fund	3,974,386	22,853
PIMCO High Yield Fund	781,563	6,237
PIMCO Income Fund	7,334,101	78,475
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,039,447	20,088
PIMCO Long-Term Real Return Fund	5,391,093	65,394
PIMCO Long-Term U.S. Government Fund	3,990,646	56,907
PIMCO Real Return Fund	4,092,645	42,400
PIMCO Total Return Fund	14,380,416	124,822

Total Mutual Funds (Cost $437,570)		417,176

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	2,883,656	28,069

Total Short-Term Instruments (Cost $28,058)		28,069

Total Investments in Affiliates (Cost $465,628)		445,245

Total Investments 99.4% (Cost $636,619)		$685,957
Financial Derivative Instruments (e)(f) 0.1%(Cost or Premiums, net $856)		444
Other Assets and Liabilities, net 0.5%		3,800

Net Assets 100.0%		$690,201

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost		Market Value

Put - CBOE S&P 500					$4,500.000	06/20/2025	69	$7	$432		$122
Put - CBOE S&P 500					4,825.000	09/19/2025	60	6	662		428

Total Purchased Options									$1,094		$550

WRITTEN OPTIONS:
OPTIONS ON INDEXES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)		Market Value

Put - CBOE S&P 500					$3,825.000	09/19/2025	60	$6	$(238)		$(124)

Total Written Options									$(238)		$(124)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	27,377	4.350%	Monthly	02/17/2026	$13,701	$0	$182	$182	$0
MYI	Receive	FNRETR Index	68	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,769	0	(70)	0	(70)
	Receive	FNRETR Index	347	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	8,699	0	(33)	0	(33)
	Receive	FNRETR Index	578	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	14,491	0	(58)	0	(58)
	Receive	FNRETR Index	22	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	551	0	(3)	0	(3)

Total Swap Agreements								$0	$18	$182	$(164)

(g)

Securities with an aggregate market value of $1,284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Mutual Funds	$238,091	$0	$0	$238,091
Short-Term Instruments
Mutual Funds	0	284	0	284
U.S. Treasury Bills	0	2,337	0	2,337

	$238,091	$2,621	$0	$240,712
Investments in Affiliates, at Value
Mutual Funds	417,176	0	0	417,176
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,069	0	0	28,069

	$445,245	$0	$0	$445,245

Total Investments	$683,336	$2,621	$0	$685,957

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	550	0	550
Over the counter	0	182	0	182

	$0	$732	$0	$732
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(124)	0	(124)
Over the counter	0	(164)	0	(164)

	$0	$(288)	$0	$(288)

Total Financial Derivative Instruments	$0	$444	$0	$444

Totals	$683,336	$3,065	$0	$686,401

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Notes to Financial Statements (Cont.)

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$5,565	$117,284	$(103,437)	$0	$0	$19,412	$430	$0
PIMCO RAE International Fund	16,688	220,915	(201,319)	0	0	36,284	401	0
PIMCO RAE US Fund	327	41,318	(25,532)	0	0	16,113	187	0
PIMCO RAE US Small Fund	9,797	266,941	(242,025)	0	0	34,713	714	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	8	1	(1)	0	0	8	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The table below shows the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2025 (amounts in thousands†):

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$27,581	$4,478	$(2,680)	$(29)	$(1,496)	$27,854	$1,398	$252
PIMCO RAE International Fund	79,469	8,698	(10,220)	(2,242)	2,312	78,017	3,440	3,829
Totals	$107,050	$13,176	$(12,900)	$(2,271)	$816	$105,871	$4,838	$4,081

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2025 (amounts in thousands†):

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$16,090	$1,721	$(2,284)	$(136)	$448	$15,839	$888	$0
PIMCO High Yield Fund	4,102	191	(355)	8	19	3,965	193	0
PIMCO Income Fund	45,922	4,283	(7,564)	(678)	1,637	43,600	2,114	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,223	895	(1,613)	(118)	167	10,554	382	66
PIMCO Long-Term Real Return Fund	51,769	7,153	(7,652)	(3,454)	4,298	52,114	1,353	0
PIMCO Long-Term U.S. Government Fund	46,869	6,902	(7,294)	(1,905)	2,704	47,276	1,192	0
PIMCO Real Return Fund	24,266	6,091	(2,942)	(320)	1,314	28,409	487	0
PIMCO Short-Term Floating NAV Portfolio III	31,153	70,952	(71,000)	10	6	31,121	1,064	0
PIMCO Total Return Fund	67,957	6,393	(12,391)	(1,592)	3,135	63,502	2,323	0
Totals	$299,351	$104,581	$(113,095)	$(8,185)	$13,728	$296,380	$9,996	$66

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$13,265	$1,808	$(2,321)	$(151)	$374	$12,975	$747	$0
PIMCO High Yield Fund	2,964	144	0	0	17	3,125	145	0
PIMCO Income Fund	35,765	4,516	(5,656)	(349)	1,099	35,375	1,684	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,359	336	(959)	(72)	112	7,776	288	51
PIMCO Long-Term Real Return Fund	40,762	6,630	(6,099)	(1,747)	2,365	41,911	1,080	0
PIMCO Long-Term U.S. Government Fund	34,356	6,600	(5,069)	(928)	1,481	36,440	898	0
PIMCO Real Return Fund	18,981	5,407	(2,002)	(220)	1,007	23,173	390	0
PIMCO Short-Term Floating NAV Portfolio III	32,876	78,784	(77,200)	26	(7)	34,479	1,194	0
PIMCO Total Return Fund	54,550	6,255	(9,097)	(966)	2,202	52,944	1,902	0
Totals	$241,878	$110,480	$(108,403)	$(4,407)	$8,650	$248,198	$8,328	$51

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$9,633	$541	$(713)	$(34)	$190	$9,617	$542	$0
PIMCO High Yield Fund	1,402	68	0	0	8	1,478	69	0
PIMCO Income Fund	19,750	2,716	(2,540)	(137)	565	20,354	950	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,334	254	(740)	(39)	66	5,875	217	38
PIMCO Long-Term Real Return Fund	24,640	4,618	(2,964)	(455)	848	26,687	671	0
PIMCO Long-Term U.S. Government Fund	18,523	2,476	(2,551)	(462)	743	18,729	477	0
PIMCO Real Return Fund	11,510	3,062	(754)	(98)	567	14,287	239	0
PIMCO Short-Term Floating NAV Portfolio III	28,752	69,323	(69,600)	26	(10)	28,491	1,033	0
PIMCO Total Return Fund	32,522	4,035	(5,218)	(505)	1,240	32,074	1,154	0
Totals	$153,066	$87,093	$(85,080)	$(1,704)	$4,217	$157,592	$5,352	$38

PIMCO REALPATH® Blend 2045 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$6,555	$1,573	$(387)	$(22)	$148	$7,867	$400	$0
PIMCO High Yield Fund	152	7	0	0	1	160	7	0
PIMCO Income Fund	8,677	1,113	(833)	5	187	9,149	424	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,966	166	0	0	14	4,146	141	25
PIMCO Long-Term Real Return Fund	12,330	2,007	(746)	(220)	438	13,809	342	0
PIMCO Long-Term U.S. Government Fund	12,647	2,361	(1,429)	(311)	548	13,816	335	0
PIMCO Real Return Fund	8,461	2,624	0	0	372	11,457	182	0
PIMCO Short-Term Floating NAV Portfolio III	24,861	68,585	(64,100)	18	(3)	29,361	992	0
PIMCO Total Return Fund	19,427	2,640	(2,775)	(395)	862	19,759	700	0
Totals	$97,076	$81,076	$(70,270)	$(925)	$2,567	$109,524	$3,523	$25

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$2,412	$388	$0	$0	$45	$2,845	$146	$0
PIMCO Income Fund	5,134	247	(318)	4	105	5,172	249	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,269	95	0	0	8	2,372	81	14
PIMCO Long-Term Real Return Fund	6,638	622	0	0	97	7,357	184	0
PIMCO Long-Term U.S. Government Fund	7,288	793	0	0	112	8,193	196	0
PIMCO Real Return Fund	4,712	2,054	0	0	199	6,965	104	0
PIMCO Short-Term Floating NAV Portfolio III	20,965	72,691	(63,100)	16	(4)	30,568	897	0
PIMCO Total Return Fund	12,030	1,405	(1,500)	(250)	539	12,224	434	0
Totals	$61,448	$78,295	$(64,918)	$(230)	$1,101	$75,696	$2,291	$14

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,262	$73	$0	$0	$20	$1,355	$74	$0
PIMCO Income Fund	3,376	161	(233)	3	69	3,376	163	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,046	44	0	0	4	1,094	37	7
PIMCO Long-Term Real Return Fund	3,953	504	0	0	64	4,521	111	0
PIMCO Long-Term U.S. Government Fund	3,709	379	0	0	56	4,144	99	0
PIMCO Real Return Fund	3,259	1,815	0	0	146	5,220	75	0
PIMCO Short-Term Floating NAV Portfolio III	17,828	60,466	(52,000)	5	4	26,303	770	0
PIMCO Total Return Fund	7,674	1,311	(1,312)	(235)	428	7,866	281	0
Totals	$42,107	$64,753	$(53,545)	$(227)	$791	$53,879	$1,610	$7

PIMCO REALPATH® Blend 2060 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$482	$27	$0	$0	$8	$517	$28	$0
PIMCO Income Fund	919	238	(181)	2	19	997	47	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	235	10	0	0	1	246	8	2
PIMCO Long-Term Real Return Fund	1,206	127	0	0	17	1,350	34	0
PIMCO Long-Term U.S. Government Fund	1,174	126	0	0	14	1,314	32	0
PIMCO Real Return Fund	1,115	784	0	0	49	1,948	27	0
PIMCO Short-Term Floating NAV Portfolio III	8,534	27,617	(26,400)	4	(1)	9,754	319	0
PIMCO Total Return Fund	2,230	475	(442)	(34)	92	2,321	83	0
Totals	$15,895	$29,404	$(27,023)	$(28)	$199	$18,447	$578	$2

PIMCO REALPATH® Blend 2065 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$54	$35	$0	$0	$1	$90	$3	$0
PIMCO Income Fund	77	50	(38)	0	2	91	4	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	21	16	0	0	0	37	1	0
PIMCO Long-Term Real Return Fund	137	110	(26)	(2)	7	226	5	0
PIMCO Long-Term U.S. Government Fund	129	105	(22)	(2)	6	216	4	0
PIMCO Real Return Fund	136	215	(26)	0	8	333	4	0
PIMCO Short-Term Floating NAV Portfolio III	1,038	7,741	(7,300)	1	0	1,480	42	0
PIMCO Total Return Fund	174	121	(88)	1	5	213	7	0
Totals	$1,766	$8,393	$(7,500)	$(2)	$29	$2,686	$70	$0

PIMCO REALPATH® Blend 2070 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$0	$9	$0	$0	$0	$9	$0	$0
PIMCO Income Fund	0	13	(3)	0	0	10	0	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	4	0	0	0	4	0	0
PIMCO Long-Term Real Return Fund	0	23	0	0	1	24	0	0
PIMCO Long-Term U.S. Government Fund	0	22	0	0	1	23	0	0
PIMCO Real Return Fund	0	33	0	0	1	34	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	100	0	0	0	100	1	0
PIMCO Total Return Fund	0	28	(6)	0	1	23	1	0
Totals	$0	$232	$(9)	$0	$4	$227	$2	$0

Notes to Financial Statements (Cont.)

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$11,142	$15,716	$(3,407)	$(464)	$(134)	$22,853	$809	$0
PIMCO High Yield Fund	3,131	3,886	(943)	24	139	6,237	190	0
PIMCO Income Fund	39,019	52,071	(13,217)	(1,190)	1,792	78,475	2,372	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,988	12,903	(2,830)	(227)	254	20,088	443	57
PIMCO Long-Term Real Return Fund	30,777	51,674	(8,713)	(6,673)	(1,671)	65,394	1,175	0
PIMCO Long-Term U.S. Government Fund	27,060	42,900	(8,098)	(3,096)	(1,859)	56,907	928	0
PIMCO Real Return Fund	16,969	29,071	(4,381)	(476)	1,217	42,400	499	0
PIMCO Short-Term Floating NAV Portfolio III	17,245	106,414	(95,600)	7	3	28,069	725	0
PIMCO Total Return Fund	62,496	85,323	(21,853)	(3,968)	2,824	124,822	2,799	0
Totals	$217,827	$399,958	$(159,042)	$(16,063)	$2,565	$445,245	$9,940	$57

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$5,168	$45,758	$(49,890)	$2	$(1)	$1,037	$61	$0
PIMCO RAE Emerging Markets Fund	0	424,132	(413,203)	7	(1)	10,935	365	0
PIMCO RAE International Fund	0	82,742	(82,730)	1	0	13	43	0
PIMCO RAE US Fund	0	106,834	(100,600)	(1)	(1)	6,232	133	0
PIMCO RAE US Small Fund	0	262,773	(252,400)	6	(1)	10,378	272	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOM	Bank of Montreal	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
EGP	Egyptian Pound	KWD	Kuwaiti Dinar	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BERYTR	Bloomberg Enhanced Roll Yield Total Return Index	CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index
BOBL	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	FNRETR	FTSE Nareit Equity REITs Total Return Index	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind
ADR	American Depositary Receipt	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	SP ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"